UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

PNC Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 44.1%
Consumer Discretionary — 4.4%
Amazon.com*	2,336	$277
Buckle#	5,910	173
Cablevision Systems	8,634	208
Coach#	6,574	240
Coinstar*#	3,820	113
Deckers Outdoor*	1,890	227
JC Penney	7,050	194
Kohl’s*	3,510	189
McDonald’s	2,620	167
Penn National Gaming*#	7,540	174
priceline.com*#	850	193
Ross Stores	4,470	219
Strayer Education#	630	143
Tiffany#	5,403	240
Time Warner	12,512	363
Time Warner Cable#	6,195	289
Tractor Supply#	4,470	245
Universal Electronics*	4,050	92
Viacom, Cl B*	7,750	230
WMS Industries*#	2,410	91

		4,067

Consumer Staples — 4.7%
Campbell Soup	3,369	112
Casey’s General Stores	5,790	176
Coca-Cola	4,910	259
Colgate-Palmolive#	3,010	250
Corn Products International	3,640	119
Estee Lauder, Cl A#	3,020	182
General Mills	7,865	566
Kroger	11,730	259
Lorillard	4,449	325
PepsiCo	4,400	275
Philip Morris International	10,570	518
Procter & Gamble	10,005	633
Wal-Mart Stores	12,548	678

		4,352

Energy — 4.6%
Anadarko Petroleum#	2,808	197
Apache	2,061	214
ATP Oil & Gas*#	8,620	156
Atwood Oceanics*	2,910	97
Cameron International*	4,320	178
Chevron	10,819	782
ConocoPhillips	11,222	539
Contango Oil & Gas*	2,890	149
ExxonMobil	15,150	985
National Oilwell Varco	7,075	307
Oil States International*	3,770	162
Schlumberger	2,630	161
St. Mary Land & Exploration	4,090	133
Valero Energy	9,615	168

		4,228

Financials — 6.7%
Affiliated Managers Group*#	3,510	250
Allstate	5,916	185
Amtrust Financial Services	16,750	237
Bank of America	34,394	573
Bank of the Ozarks#	8,140	250

	Number of Shares	Value (000)
Chubb	2,423	$122
Franklin Resources#	1,700	173
Glacier Bancorp#	11,410	165
Goldman Sachs Group	3,709	580
Invesco#	14,423	283
Investment Technology Group*#	6,390	109
JPMorgan Chase	16,240	682
Lincoln National	4,072	103
Morgan Stanley	9,774	275
NASDAQ OMX Group*	17,305	322
Portfolio Recovery Associates*#	6,050	323
Prosperity Bancshares#	4,500	188
RLI	1,800	96
State Street	3,315	149
T. Rowe Price Group#	3,870	196
Travelers	4,085	215
Valley National Bancorp#	11,555	166
Wells Fargo	19,250	526

		6,168

Healthcare — 6.2%
Abbott Laboratories	7,160	389
Allergan	2,990	175
AmerisourceBergen#	7,840	220
Amgen*	2,710	153
Baxter International	4,340	247
Bio-Reference Labs*#	3,770	149
Bristol-Myers Squibb	15,799	387
Catalyst Health Solutions*	5,270	199
Celgene*#	4,900	292
Cubist Pharmaceuticals*	4,440	93
Gilead Sciences*#	4,800	229
Johnson & Johnson	2,820	178
Medtronic	5,010	217
Merck	17,415	642
NuVasive*#	5,810	232
PAREXEL International*	10,210	206
Pfizer	38,516	676
Psychiatric Solutions*#	4,030	86
Quest Diagnostics#	3,720	211
Stryker#	4,300	228
Thermo Fisher Scientific*	4,270	208
UnitedHealth Group	2,980	101
Zimmer Holdings*	2,300	132

		5,650

Industrials — 5.0%
3M	5,360	430
APAC Customer Services*#	29,930	155
BE Aerospace*	14,090	365
Curtiss-Wright	2,670	86
EMCOR Group*	6,960	160
Emerson Electric#	3,670	174
Esterline Technologies*	4,370	180
General Electric	49,774	799
Harsco	2,660	80
Houston Wire & Cable#	11,930	146
ICF International*	3,990	94
Illinois Tool Works#	4,860	221
Lockheed Martin	2,423	188
McDermott International*	4,960	113
Parker Hannifin	3,238	195
Regal-Beloit	1,780	100

1

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Industrials — continued
Rockwell Automation	5,100	$276
Shaw Group (The)*	6,770	235
Snap-On	2,310	98
United Parcel Service, Cl B	2,561	150
United Technologies	4,690	322

		4,567

Information Technology — 8.8%
Apple*	4,350	890
Broadcom, Cl A	5,910	185
Cisco Systems*	27,464	668
Comtech Telecommunications*#	5,360	170
Corning#	12,650	223
Digital River*#	6,900	182
Dolby Laboratories, Cl A*	5,850	312
eBay*	9,680	223
Ebix*#	8,910	129
EMC*	16,105	282
FactSet Research Systems#	2,500	166
Google, Cl A*	885	466
Intel	18,188	373
International Business Machines	5,540	705
Microsoft	36,056	1,033
Oracle	11,490	283
OSI Systems*	4,470	138
QUALCOMM	4,450	163
Rofin-Sinar Technologies*	5,140	105
Symantec*	15,397	255
TeleCommunication Systems, Cl A*#	15,800	120
Trimble Navigation*	5,180	139
Tyler Technologies*#	8,810	160
Visa, Cl A#	2,510	214
Western Digital*	4,360	169
Yahoo!*#	24,385	373

		8,126

Materials — 1.4%
AptarGroup	2,170	84
Balchem	4,320	95
Carpenter Technology	3,750	112
Celanese, Series A	8,010	250
Compass Minerals International	2,450	185
E.I. DuPont de Nemours	3,556	120
Freeport-McMoRan Copper & Gold	2,410	181
PPG Industries#	2,440	150
Praxair#	1,910	143

		1,320

Telecommunication Services — 1.3%
American Tower, Cl A*	4,810	205
AT&T	19,572	486
Atlantic Tele-Network	4,340	190
Verizon Communications	9,215	267

		1,148

Utilities — 1.0%
Exelon	7,301	316
FPL Group	5,545	257
NRG Energy*#	9,180	201

	Number of Shares	Value (000)
UGI	6,910	$173

		947

Total Domestic Common Stocks (Cost $39,597)		40,573

PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	13,500	14
Freddie Mae	6,900	8

Total Preferred Stocks (Cost $375)		22

FOREIGN COMMON STOCKS — 8.5%
Consumer Discretionary — 0.7%
Compass Group PLC (United Kingdom)	13,150	98
Domino’s Pizza UK & IRL PLC (United Kingdom)	6,200	32
Gildan Activewear (Canada)*#	4,860	115
Hennes & Mauritz AB, Cl B (Sweden)	1,080	65
Jupiter Telecommunications (Japan)	40	47
Li & Fung (Hong Kong)	12,674	59
LVMH Moet Hennessy Louis Vuitton SA (France)	510	55
Makita (Japan)#	1,770	56
New Oriental Education & Technology Group, ADR (China)*#	250	19
Nitori (Japan)	921	74
Rational AG (Germany)#	230	39

		659

Consumer Staples — 0.7%
Anheuser-Busch Inbev NV, ADR (Belgium)*	650	32
Hengan International Group (Hong Kong)	4,929	34
Imperial Tobacco Group PLC (United Kingdom)	1,490	47
Jeronimo Martins SGPS SA (Portugal)	3,220	31
Koninklijke Ahold (Netherlands)	3,360	41
Nestle SA (Switzerland)	2,880	143
Oriflame Cosmetics SA, ADR (Luxembourg)	780	46
Reckitt Benckiser Group PLC (United Kingdom)	1,163	61
Tesco PLC (United Kingdom)	8,431	54
Wilmar International (Singapore)	21,692	100
Woolworths (Australia)	2,222	53

		642

Energy — 0.9%
BG Group PLC (United Kingdom)	5,873	103
Cairn Energy PLC (United Kingdom)*	13,620	69
Ensco International PLC, ADR (United Kingdom)	2,035	90
Noble (Switzerland)*	4,350	184
Petroleo Brasileiro SA, ADR (Brazil)	3,565	152
Transocean (Switzerland)*	2,916	233

		831

Financials — 1.3%
Azimut Holding SpA (Italy)	3,860	44
BinckBank NV (Netherlands)	2,620	47
BlueBay Asset Management PLC (United Kingdom)	7,000	40
China Overseas Land & Investment (Hong Kong)	18,747	38
E-House China Holdings, ADR (China)*#	5,800	102

2

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Financials — continued
FirstService (Canada)*	10,460	$200
HSBC Holdings PLC, ADR (United Kingdom)	1,010	55
IG Group Holdings PLC (United Kingdom)	11,650	69
IRF European Finance Investments (United
Kingdom) (A) (D)	31,579	44
Lazard, Cl A (Bermuda)#	5,760	207
Midland Holdings (Hong Kong)	51,120	48
Montpelier Re Holdings (Bermuda)	10,440	185
Standard Chartered PLC (United Kingdom)	3,340	80

		1,159

Healthcare — 1.0%
Abcam PLC (United Kingdom)	1,670	27
Actelion (Switzerland)*	913	46
Cochlear (Australia)#	1,920	109
DiaSorin SpA (Italy)	1,560	52
Elekta AB, Cl B (Sweden)	2,060	52
Novo Nordisk A/S, ADR (Denmark)#	1,260	90
QIAGEN NV (Netherlands)*	1,440	31
Roche Holdings AG (Switzerland)	1,216	203
Sawai Pharmaceutical (Japan)#	460	32
Sonova Holding AG (Switzerland)	440	55
SSL International PLC (United Kingdom)	4,500	51
Synthes (USA)#	370	44
Teva Pharmaceutical Industries, ADR (Israel)	1,701	102

		894

Industrials — 1.1%
ABB, ADR (Switzerland)*	25,510	517
Capita Group PLC (United Kingdom)	3,740	41
China High Speed Transmission Equipment Group (China)	26,480	51
Fanuc (Japan)	604	59
Hyflux (Singapore)#	19,930	50
Intertek Group PLC (United Kingdom)	1,860	36
Kurita Water Industries (Japan)	1,349	37
Midas Holdings (Singapore)	53,370	38
Mitsubishi (Japan)	2,033	51
Seek (Australia)	3,300	21
Ultra Electronics Holdings PLC (United Kingdom)	1,420	29
Zhuzhou CSR Times Electric (China)	31,850	62

		992

Information Technology — 1.2%
ARM Holdings PLC, ADR (United Kingdom)#	7,970	74
Autonomy PLC (United Kingdom)*	4,800	112
Canon, ADR (Japan)#	1,690	70
Gree (Japan)#	790	49
Kakaku.com (Japan)	13	51
Marvell Technology Group (Bermuda)*	9,330	180
Nidec (Japan)	680	66
Open Text (Canada)*	2,470	120
Opera Software ASA (Norway)#	16,198	51
SAP AG, ADR (Germany)#	1,600	71
Temenos Group AG (Switzerland)*#	3,910	98
Tencent Holdings (China)	6,023	118
Wirecard AG (Germany)	4,867	59

		1,119

	Number of Shares	Value (000)
Materials — 1.4%
Antofagasta PLC (United Kingdom)	4,100	$55
ArcelorMittal (Luxembourg)#	7,030	269
Barrick Gold (Canada)	4,630	174
BHP Billiton, ADR (Australia)#	2,089	153
Kuraray (Japan)	5,581	72
Lihir Gold, ADR (Australia)#	1,530	37
MacArthur Coal (Australia)	4,181	38
Methanex (Canada)	4,380	104
Northgate Minerals (Canada)*	31,180	85
Syngenta AG, ADR (Switzerland)	2,121	110
Vale SA, ADR (Brazil)#	3,779	105
Zijin Mining Group, Cl H (China)	110,907	95

		1,297

Telecommunication Services — 0.1%
Vimpel-Communications, ADR (Russia)	2,480	46
Vivo Participacoes SA, ADR (Brazil)	1,728	47

		93

Utilities — 0.1%
Centrica PLC (United Kingdom)	13,290	57
Red Electrica SA (Spain)	1,390	70

		127

Total Foreign Common Stocks (Cost $7,839)		7,813

EXCHANGE TRADED FUNDS — 15.0%
iShares MSCI EAFE Value Index Fund	132,720	6,334
iShares MSCI Emerging Markets Index Fund#	37,911	1,477
S&P 500 Depository Receipt Trust#	7,620	844
Vanguard Emerging Markets#	132,794	5,143

Total Exchange Traded Funds (Cost $16,364)		13,798

FOREIGN EQUITY CERTIFICATE — 0.1%
Consumer Discretionary — 0.1%
Educomp Solutions (India), Issued by ABN Amro, Expires 08/31/17 (B) (Cost $47)	3,405	49

	Par (000)
ASSET BACKED SECURITIES — 4.7%
Automotive — 1.8%
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	$582	592
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A4
5.160%, 03/17/14	500	523
USAA Auto Owner Trust,
Series 2008-1, Cl A-3
4.160%, 04/16/12	222	225
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	195	196

3

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Automotive — continued
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	$109	$111

		1,647

Credit Cards — 1.3%
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	785	791
MBNA Credit Card Master Note Trust, Series 2005-A3, Cl A3
4.100%, 10/15/12	385	388

		1,179

Utilities — 1.6%
Entergy Texas Restoration Funding LLC, Series 2009-A, Cl A1
2.120%, 02/01/16	155	157
JCP&L Transition Funding LLC, Series 2002-A, Cl A3
5.810%, 12/05/15	600	660
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	565	672

		1,489

Total Asset Backed Securities (Cost $4,114)		4,315

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	1,284	1,368
Freddie Mac, Series 2772, Cl GH
5.000%, 07/15/32	1,000	1,060
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	730
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39	384	391

Total Collateralized Mortgage Obligations (Cost $3,248)		3,549

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
CS First Boston Mortgage Securities, Series 2005-C3, Cl A2
4.512%, 07/15/37	258	258
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	730	745
First Union National Bank Commercial Mortgage, Series 2001-C4, Cl A2
6.223%, 12/12/33	125	132

Total Commercial Mortgage-Backed Securities (Cost $1,112)		1,135

CORPORATE BONDS — 10.0%
Cable — 0.3%
Comcast
5.150%, 03/01/20	75	76

	Par (000)	Value (000)
Cox Communications
4.625%, 06/01/13	$115	$122
Time Warner Cable
5.850%, 05/01/17	90	97

		295

Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	95	103

Consumer Staples — 0.1%
Delhaize Group SA
5.875%, 02/01/14	90	99

Energy — 1.2%
Anadarko Petroleum
8.700%, 03/15/19	75	94
ConocoPhillips
5.750%, 02/01/19	100	110
Enterprise Products Operating LLC
6.650%, 04/15/18	40	44
EQT
8.125%, 06/01/19	125	150
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38#	110	120
Nexen
5.875%, 03/10/35	175	167
Petro-Canada
6.050%, 05/15/18	120	130
Sunoco
9.625%, 04/15/15#	120	146
XTO Energy
5.750%, 12/15/13	165	184

		1,145

Financials — 3.1%
American Express
7.000%, 03/19/18#	100	112
Ameriprise Financial
7.300%, 06/28/19	90	104
Bank of America (MTN)
5.650%, 05/01/18	290	289
Barclays Bank PLC
6.750%, 05/22/19#	125	138
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	140	149
Citigroup
5.125%, 05/05/14	260	266
Credit Suisse AG
5.400%, 01/14/20	90	91
Credit Suisse NY
5.500%, 05/01/14	110	120
General Electric Capital (MTN)
5.875%, 01/14/38#	320	297
Goldman Sachs Group
5.950%, 01/18/18	265	278
JPMorgan Chase
6.000%, 01/15/18	110	119
JPMorgan Chase Capital XV
5.875%, 03/15/35	255	229
Merrill Lynch (MTN)
6.875%, 04/25/18	95	100

4

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Morgan Stanley
5.300%, 03/01/13	$110	$117
USB Capital XIII Trust
6.625%, 12/15/39	100	100
Wachovia Capital Trust III
5.800%, 03/15/42 (C)	260	209
Westpac Banking
4.200%, 02/27/15	125	129

		2,847

Food, Beverage & Tobacco — 0.2%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (B)	125	151
PepsiCo
5.500%, 01/15/40	80	81

		232

Industrials — 0.8%
CRH America
8.125%, 07/15/18	100	118
FedEx
7.375%, 01/15/14	70	81
Ingersoll-Rand Global Holding
9.500%, 04/15/14#	120	147
Koninklijke Philips Electronics NV
6.875%, 03/11/38#	100	113
Lockheed Martin
5.500%, 11/15/39	175	173
United Technologies
5.700%, 04/15/40	75	76

		708

Insurance — 0.6%
Berkshire Hathaway Finance
5.750%, 01/15/40	60	59
Hartford Financial Services Group
6.300%, 03/15/18	85	88
MetLife
7.717%, 02/15/19#	115	134
Principal Financial Group
8.875%, 05/15/19	125	152
Prudential Financial (MTN)
7.375%, 06/15/19#	80	92

		525

Materials — 0.1%
Newmont Mining
5.125%, 10/01/19	80	81

Real Estate Investment Trusts — 0.4%
AMB Property LP
6.625%, 12/01/19	75	77
Digital Realty Trust LP
5.875%, 02/01/20 (B)	125	123
Realty Income
6.750%, 08/15/19	100	102
Simon Property Group LP
6.750%, 05/15/14	55	61

		363

	Par (000)	Value (000)

Retail — 0.7%
AutoZone
6.500%, 01/15/14	$145	$162
Home Depot
5.875%, 12/16/36	70	69
Kohl’s
6.875%, 12/15/37	75	84
Staples
9.750%, 01/15/14	125	153
TJX
6.950%, 04/15/19	105	124
Wal-Mart Stores
5.250%, 09/01/35	75	73

		665

Technology — 0.1%
KLA-Tencor
6.900%, 05/01/18	100	109

Telecommunications — 0.8%
AT&T
6.300%, 01/15/38	155	158
British Telecommunications PLC
9.125%, 12/15/10	140	149
Corning
6.200%, 03/15/16	100	108
GTE
6.940%, 04/15/28	200	211
Telecom Italia Capital SA
6.999%, 06/04/18#	75	82

		708

Utilities — 1.5%
Appalachian Power
4.950%, 02/01/15	165	176
Baltimore Gas & Electric
6.125%, 07/01/13	100	111
Bruce Mansfield Unit
6.850%, 06/01/34	99	99
Dominion Resources
7.000%, 06/15/38#	120	138
Duke Energy Carolinas LLC
5.300%, 02/15/40	185	179
Exelon Generation LLC
5.200%, 10/01/19	120	122
Midamerican Energy Holdings
6.125%, 04/01/36#	150	154
Nisource Finance
6.400%, 03/15/18#	100	107
Potomac Electric Power
6.500%, 11/15/37	100	110
Progress Energy
4.875%, 12/01/19 (D)	75	74
Puget Sound Energy
5.757%, 10/01/39	100	98

		1,368

Total Corporate Bonds (Cost $8,561)		9,248

5

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.4%
Federal National Mortgage Association — 7.2%
7.000%, 06/01/31	$9	$10
7.000%, 01/01/33	50	55
7.000%, 10/01/33	9	10
6.500%, 12/01/37	443	473
6.000%, 09/01/32	26	28
6.000%, 09/01/36	849	903
6.000%, 02/01/37	95	100
6.000%, 07/01/37	709	752
5.500%, 02/01/32	102	108
5.500%, 07/01/33	15	15
5.500%, 12/01/33	227	240
5.500%, 05/01/35	133	141
5.500%, 12/01/35	49	51
5.500%, 12/01/36	1,415	1,494
5.000%, 07/01/20	37	40
5.000%, 09/01/33	36	38
5.000%, 10/01/33	78	82
5.000%, 11/01/33	390	407
5.000%, 08/01/35	35	36
5.000%, 11/01/35	366	381
5.000%, 12/01/35	320	333
4.500%, 10/01/20	364	383
4.500%, 03/01/21	660	696
4.500%, 09/01/35	408	416

		7,192

Government National Mortgage Association — 0.2%
6.500%, 09/15/28	10	11
6.500%, 07/15/32	18	20
6.500%, 10/15/33	12	13
6.000%, 08/15/32	12	13
6.000%, 02/15/33	60	65
6.000%, 11/15/33	25	28

		150

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $6,923)		7,342

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
Federal Home Loan Mortgage Corporation — 0.6%
Federal Home Loan Mortgage Corporation
2.000%, 09/28/12	530	533
Federal National Mortgage Association — 0.6%
Federal National Mortgage Association
3.000%, 10/29/14	530	534

Total U.S. Government Agency Obligations (Cost $1,059)		1,067

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds — 0.7%
5.375%, 02/15/31#	275	311
4.250%, 08/15/14	320	351

		662

U.S. Treasury Inflationary Index Bond (TIP) — 0.9%
1.625%, 01/15/18	795	845

U.S. Treasury Notes — 2.9%
4.250%, 08/15/13	1,120	1,223
2.750%, 02/15/19	305	288

	Par (000)	Value (000)
1.250%, 11/30/10	$990	$997
2.375%, 09/30/14	150	152

		2,660

Total U.S. Treasury Obligations (Cost $4,187)		4,167

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.9%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $5,637)	5,637,026	5,637

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.3% (Cost $99,063)		98,715

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 16.2%
Affiliated Money Market Fund — 0.5%
Institutional Money Market Trust†	432,658	433

Money Market Funds — 10.6%
AIM STIT Liquid Assets Portfolio	2,053,332	2,053
Dreyfus Institutional Cash Advantage Fund	1,554,498	1,555
Fidelity Institutional Prime Money Market Portfolio	2,053,332	2,053
Merrill Lynch Select Institutional Fund	2,075,518	2,076
RBC Prime Money Market Fund	2,053,332	2,053

		9,790

	Par (000)
Deutsche Bank
0.11% (dated 02/26/10, due 03/01/10, repurchase price $3,879,127, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $3,956,694)	$3,879	3,879
HSBC Securities
0.11% (dated 02/26/10, due 03/01/10, repurchase price $794,493, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $809,775)	794	794

		4,673

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $14,896)		14,896

TOTAL INVESTMENTS — 115.5% (Cost $113,959)**		113,611

Other Assets & Liabilities – (15.5)%		(14,270)

TOTAL NET ASSETS — 100.0%		$99,341

6

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $115,410.

Gross unrealized appreciation (000)	$4,829
Gross unrealized depreciation (000)	(6,628)

Net unrealized depreciation (000)	$(1,799)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 14,463.
(A)	Illiquid Security.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $323 and represents 0.3% of net assets as of February 28, 2010.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2010.
(D)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TIP — Par Value reflects the settled par value not adjusted for changes in the Consumer Price Index.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Nikkei 225	6	$673	03/12/10	$—	*

Cash in the amount of $25,494 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

*	Amount represents less than $500.

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$5,637	$—
Domestic Common Stocks	40,573	—
Exchange Traded Funds	13,798	—
Foreign Common Stocks	7,736	—
Futures	—	—	(A)
Preferred Stocks	22	—
Short Term Investments Purchased With Collateral From Securities Loaned	9,790	—
Level 2 - Other Significant Observable Inputs
Asset-Backed Securities	4,315	—
Collateralized Mortgage Obligations	3,549	—
Commercial Mortgage-Backed Securities	1,135	—
Corporate Bonds	9,248	—
Foreign Common Stocks	33	—
Foreign Equity Certificate	49	—
Short Term Investments Purchased With Collateral From Securities Loaned	5,106	—
U.S. Government Agency
Mortgage-Backed Obligations	7,342	—
U.S. Government Agency Obligations	1,067	—
U.S. Treasury Obligations	4,167	—
Level 3 - Significant Unobservable Inputs
Foreign Common Stock	44	—

Total	$113,611	$—	(A)

(A)	Value is less than $500.

See Notes to Schedules of Investments.

7

PNC Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000)		Other Financial Instruments (000)
Balance, 05/31/09
Collateralized Mortgage Obligation	$—		$—
Foreign Common Stock	—		—
Accrued discounts/premiums
Collateralized Mortgage Obligation	—	(A)	—
Foreign Common Stock	—		—
Realized gain (loss)
Collateralized Mortgage Obligation	—	(A)	—
Foreign Common Stock	—		—
Change in unrealized appreciation (depreciation)
Collateralized Mortgage Obligation	3		—
Foreign Common Stock	(1)		—
Purchases
Collateralized Mortgage Obligation	389		—
Foreign Common Stock	—		—
Sales
Collateralized Mortgage Obligation	(1)		—
Foreign Common Stock	(7)		—
Transfers in and/or out of Level 3
Collateralized Mortgage Obligation	(391)		—
Foreign Common Stock	52		—

Balance, 02/28/10	$44		$—

(A) Value is less than $500.

See Notes to Schedules of Investments.

8

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 90.5%
Consumer Discretionary — 11.6%
Adidas AG (Germany)	13,128	$650
Asatsu-DK (Japan)#	8,450	164
Autoliv (Sweden)*	93,000	4,149
Barratt Developments PLC (United Kingdom)*	2,319,446	4,027
Bellway PLC (United Kingdom)	169,799	1,722
Christian Dior (France)	21,100	2,065
Compass Group PLC (United Kingdom)	418,881	3,115
Culture Convenience Club (Japan)#	168,600	846
Daimler AG (Germany)	9,236	385
Domino’s Pizza UK & IRL PLC (United Kingdom)	157,800	808
Duni AB (Sweden)	278,300	2,257
Espirit Holdings (Hong Kong)	141,732	1,010
Hennes & Mauritz AB, Cl B (Sweden)	33,068	2,006
Jupiter Telecommunications (Japan)#	1,084	1,268
Li & Fung (Hong Kong)	353,867	1,644
LVMH Moet Hennessy Louis Vuitton SA (France)	16,213	1,756
Makita (Japan)#	45,739	1,459
New Oriental Education & Technology Group, ADR (China)*#	9,886	773
NGK Spark Plug (Japan)	42,500	500
Nitori (Japan)	29,889	2,400
OPAP SA (Greece)	8,826	182
Persimmon PLC (United Kingdom)*	387,933	2,308
Rational AG (Germany)#	6,976	1,175
Sega Sammy Holdings (Japan)	12,050	149
Suzuki Motor (Japan)#	42,000	893
Taylor Wimpey PLC (United Kingdom)*	3,888,565	2,114
Toyota Motor (Japan)	20,700	775
Vivendi SA (France)	35,925	904
Volkswagen AG (Germany)	1,747	142
Yamada Denki (Japan)	14,070	981

		42,627

Consumer Staples — 9.7%
Anheuser-Busch Inbev NV, ADR (Belgium)*	17,000	849
Asahi Breweries (Japan)	153,600	2,944
Cadbury PLC (United Kingdom)	37,090	481
Danone (France)	7,587	443
Greencore Group PLC (Ireland)	1,518,101	2,778
Heineken NV (Netherlands)	9,545	468
Hengan International Group (Hong Kong)	124,730	857
Imperial Tobacco Group PLC (United Kingdom)	51,701	1,613
Jeronimo Martins SGPS SA (Portugal)	88,645	851
Kao (Japan)	24,700	630
Koninklijke Ahold (Netherlands)	145,454	1,779
MEIJI Holdings (Japan)*	73,034	2,933
Metro AG (Germany)	10,600	543
Nestle SA (Switzerland)#	124,594	6,202
Oriflame Cosmetics SA, ADR (Luxembourg)	19,565	1,141
Reckitt Benckiser Group PLC (United Kingdom)	66,246	3,488
Shiseido (Japan)	11,580	257
Tesco PLC (United Kingdom)	461,508	2,955
Wilmar International (Singapore)	592,101	2,734
Woolworths (Australia)	63,091	1,516

		35,462

Energy — 4.8%
BG Group PLC (United Kingdom)	218,292	3,815
BP PLC (United Kingdom)	82,975	731
Cairn Energy PLC (United Kingdom)*	338,996	1,731

	Number of Shares	Value (000)
ENI SpA (Italy)	29,209	$659
Lukoil OAO, ADR (Russia)	2,227	119
Paladin Energy (Australia)*	113,780	369
Petroleo Brasileiro SA, ADR (Brazil)	15,817	607
Saipem SpA (Italy)	6,406	212
Sasol (South Africa)	74,150	2,711
Suncor Energy (Canada)	12,446	360
Technip SA (France)	27,900	1,985
Thai Oil PCL (Thailand)	2,386,300	3,121
Total SA (France)	20,945	1,167

		17,587

Financials — 14.2%
Anglo Irish Bank PLC (Ireland)* (A) (B)	435,474	—
AXA SA (France)	28,262	568
Azimut Holding SpA (Italy)	102,860	1,186
Banco Santander Brasil SA (Brazil)	52,100	615
Banco Santander SA (Spain)	110,060	1,431
Bank of Yokohama (Japan)	119,997	600
Barclays PLC (United Kingdom)	122,175	584
BinckBank NV (Netherlands)	76,648	1,376
BlueBay Asset Management PLC (United Kingdom)	89,000	502
BNP Paribas (France)	24,876	1,797
Chiba Bank (Japan)	66,000	401
China Overseas Land & Investment (Hong Kong)	597,447	1,212
Credit Agricole SA (France)	61,163	908
Credit Suisse Group AG (Switzerland)	17,368	773
Deutsche Boerse AG (Germany)	12,128	843
DnB NOR ASA (Norway)*	193,844	2,107
E-House China Holdings, ADR (China)*#	162,087	2,837
Hannover Rueckversicherung AG (Germany)*	32,500	1,455
HSBC Holdings PLC (United Kingdom)	168,333	1,847
HSBC Holdings PLC, ADR (United Kingdom)	27,992	1,537
IG Group Holdings PLC (United Kingdom)	273,371	1,613
Intesa Sanpaolo SpA (Italy)*	144,069	507
Investor AB, Cl B (Sweden)	78,645	1,396
IRF European Finance Investments (United Kingdom) (B) (C)	284,500	398
KB Financial Group (South Korea)	9,743	409
KBC Groep NV (Belgium)*	18,500	837
Lloyds Banking Group PLC (United Kingdom)*	3,037,846	2,432
Midland Holdings (Hong Kong)#	1,289,106	1,218
Mitsubishi Estate (Japan)	45,500	713
Mitsubishi UFJ Financial Group (Japan)	300,000	1,528
Mitsui Sumitomo Insurance Group Holdings (Japan)	24,550	629
Muenchener Rueckversicherung AG (Germany)	16,100	2,490
Nomura Holdings (Japan)	290,569	2,139
Prudential PLC (United Kingdom)	106,277	979
Sony Financial Holdings (Japan)	308	897
Standard Chartered PLC (United Kingdom)	82,540	1,967
State Bank of India, GDR (India)	38,500	3,297
Sumitomo Mitsui Financial Group (Japan)	20,448	657
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	3,281
T&D Holdings (Japan)	26,875	580
UniCredit SpA (Italy)*	341,009	862
Zurich Financial Services AG (Switzerland)	2,306	556

		51,964

Healthcare — 9.1%
Abcam PLC (United Kingdom)	54,753	875

9

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Healthcare — continued
Actelion (Switzerland)*#	26,119	$1,330
Bayer AG (Germany)	18,261	1,210
Cie Generale d’Optique Essilor International SA (France)#	20,690	1,246
Cochlear (Australia)	31,897	1,811
DiaSorin SpA (Italy)	46,186	1,546
Elekta AB, Cl B (Sweden)	50,884	1,281
Novartis AG (Switzerland)	94,410	5,231
Novo Nordisk A/S, ADR (Denmark)#	31,086	2,211
QIAGEN NV (Netherlands)*#	49,205	1,073
Roche Holdings AG (Switzerland)	48,418	8,089
Sawai Pharmaceutical (Japan)#	11,740	808
Sonova Holding AG (Switzerland)	11,857	1,477
SSL International PLC (United Kingdom)	120,393	1,357
Synthes (Switzerland)#	8,717	1,039
Teva Pharmaceutical Industries, ADR (Israel)#	45,873	2,753

		33,337

Industrials — 13.0%
ABB (Switzerland)*	37,118	752
ABB, ADR (Switzerland)*	110,022	2,229
Andritz AG (Austria)	38,700	2,197
AP Moller - Maersk A/S (Denmark)	77	589
Brambles (Australia)#	182,283	1,133
Camillo Eitzen ASA (Norway)*	167,583	398
Capita Group PLC (United Kingdom)	162,189	1,773
Cargotec, Cl B (Finland)	47,343	1,274
China High Speed Transmission Equipment Group (China)#	854,635	1,640
China South Locomotive and Rolling Stock (China)	532,961	372
Daikin Industries (Japan)	9,000	345
Demag Cranes AG (Germany)*	31,639	1,043
Eitzen Chemical ASA (Norway)*#	2,104,386	634
Fanuc (Japan)	14,635	1,425
G4S PLC (Copenhagen Exchange) (United Kingdom)	50,503	207
G4S PLC (London Exchange) (United Kingdom)	105,230	435
Hyflux (Singapore)#	505,959	1,266
Iino Kaiun Kaisha (Japan)#	422,000	2,315
Intertek Group PLC (United Kingdom)	51,444	1,006
Kone Oyj, Cl B (Finland)#	75,500	3,187
Konecranes Oyj (Finland)	86,782	2,388
Koninklijke Philips Electronics NV (Netherlands)	37,770	1,104
Kurita Water Industries (Japan)	39,501	1,087
Midas Holdings (Singapore)#	1,224,071	870
Mitsubishi (Japan)	88,945	2,219
Mitsubishi Heavy Industries (Japan)	97,000	359
Nippon Yusen KK (Japan)	447,000	1,618
Schneider Electric SA (France)	5,507	588
Seek (Australia)	83,000	528
Siemens AG (Germany)	16,683	1,431
Smiths Group PLC (United Kingdom)	42,745	677
Tognum AG (Germany)	167,600	2,876
Trevi Finanziaria SpA (Italy)	150,841	2,360
Ultra Electronics Holdings
PLC (United Kingdom)	38,114	770
Vinci SA (France)	11,864	620
YIT Oyj (Finland)#	91,799	1,982
Zhuzhou CSR Times Electric (China)	888,123	1,747

	Number of Shares	Value (000)
		$47,444

Information Technology — 7.8%
ARM Holdings PLC, ADR (United Kingdom)	218,024	2,025
Autonomy PLC (United Kingdom)*	119,515	2,791
Canon, ADR (Japan)#	40,995	1,700
Gree (Japan)#	19,826	1,217
Infosys Technologies, ADR (India)	19,100	1,087
Kakaku.com (Japan)#	267	1,046
Nidec (Japan)	17,347	1,687
Nintendo (Japan)	800	218
Nokia Oyj (Finland)	23,992	324
Opera Software ASA (Norway)#	275,660	858
Research In Motion (Canada)*	9,833	697
Samsung Electronics (South Korea)	5,850	3,750
SAP AG, ADR (Germany)#	39,937	1,780
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	127,673	1,245
Telefonaktiebolaget LM Ericsson (Sweden)	29,827	298
Temenos Group AG (Switzerland)*#	114,948	2,889
Tencent Holdings (China)	155,063	3,043
Wirecard AG (Germany)	158,015	1,901

		28,556

Materials — 14.3%
Antofagasta PLC (United Kingdom)	114,101	1,539
BASF (Germany)	37,000	2,078
BHP Billiton PLC (United Kingdom)	67,882	2,084
BHP Billiton, ADR (Australia)#	101,933	7,475
CRH PLC (Ireland)	185,731	4,229
Imerys SA (France)	7,735	399
Kinross Gold (Canada)	11,758	213
Kuraray (Japan)	127,871	1,638
Lihir Gold, ADR (Australia)	44,099	1,063
Linde AG (Germany)	9,107	1,025
MacArthur Coal (Australia)#	117,242	1,073
Methanex (Canada)	134,900	3,194
Metorex (South Africa)*	1,170,651	555
Potash of Saskatchewan (Canada)	12,388	1,366
Rio Tinto PLC (United Kingdom)	31,265	1,615
Showa Denko KK (Japan)	499,000	1,008
Smurfit Kappa Group PLC (Ireland)*	390,700	3,220
Sociedad Quimica y Minera de Chile SA, ADR (Chile)#	7,471	273
Solvay SA (Belgium)	27,899	2,667
Sumitomo Metal Industries (Japan)	481,000	1,323
Symrise AG (Germany)	158,830	3,387
Syngenta AG (Switzerland)	2,786	722
Syngenta AG, ADR (Switzerland)	60,564	3,144
Taiyo Nippon Sanso (Japan)	23,000	209
ThyssenKrupp AG (Germany)	9,860	312
Vale SA, ADR (Brazil)#	104,035	2,898
Vale SA, Pref ADR (Brazil)#	28,546	702
Zijin Mining Group, Cl H (China)	3,234,260	2,768

		52,179

Telecommunication Services — 2.6%
America Movil SAB de CV, ADR (Mexico)	4,965	221
China Mobile (Hong Kong)	20,098	198
France Telecom SA (France)	14,280	334
KDDI (Japan)	419	2,233
Mobile Telesystems OJSC, ADR (Russia)	6,392	335
MTN Group (South Africa)	43,926	637

10

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Telecommunication Services — continued
SK Telecom (South Korea)	8,400	$1,253
Telefonica SA (Spain)	47,904	1,123
Telstra (Australia)	102,792	273
Vimpel-Communications, ADR (Russia)	60,411	1,121
Vivo Participacoes SA, ADR (Brazil)	49,982	1,353
Vodafone Group PLC (United Kingdom)	272,229	588

		9,669

Utilities — 3.4%
Centrica PLC (United Kingdom)	319,151	1,362
E.ON AG (Germany)	25,356	902
EDF SA (France)	16,169	810
Iberdrola SA (Spain)	53,753	432
Kansai Electric Power (Japan)	103,000	2,442
National Grid PLC (United Kingdom)	98,948	982
Red Electrica SA (Spain)	44,992	2,261
Tokyo Electric Power (Japan)	89,100	2,447
Veolia Environnement (France)	22,090	716

		12,354

Total Foreign Common Stocks (Cost $342,954)		331,179

EXCHANGE TRADED FUND — 0.4%
iShares MSCI EAFE Index Fund#	31,300	1,647

Total Exchange Traded Fund (Cost $1,670)		1,647

FOREIGN EQUITY CERTIFICATE — 0.3%
Consumer Discretionary — 0.3%
Educomp Solutions (India), Issued by ABN
Amro, Expires 08/31/17 (D)	84,483	1,223

Total Foreign Equity Certificate (Cost $503)		1,223

AFFILIATED MONEY MARKET FUND — 11.7%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $42,733)	42,733,336	42,733

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 102.9% (Cost $387,860)		376,782

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 12.1%
Affiliated Money Market Fund — 12.1%
Institutional Money Market Trust† (Cost $44,271)	44,271,363	44,271

TOTAL INVESTMENTS — 115.0% (Cost $432,131)**		421,053

Other Assets & Liabilities – (15.0)%		(54,931)

TOTAL NET ASSETS — 100.0%		$366,122

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $432,215.

Gross unrealized appreciation (000)	$44,467
Gross unrealized depreciation (000)	(55,629)

Net unrealized depreciation (000)	$(11,162)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 42,392.
(A)	Value is less than $500.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total market value of illiquid securities is (000) $398 and represents 0.1% of net assets as of February 28, 2010.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,223 and represents 0.3% of net assets as of February 28, 2010.

ADR — American Depository Receipt

Cl — Class

GDR — Global Depository Receipt

PLC — Public Limited Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
FTSE 100 Index®	49	$4,013	03/20/10	$26
Nikkei 225	82	9,247	03/12/10	(48)

		$13,260		$(22)

Cash in the amount of $221,077 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

11

PNC International Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$42,733	$—
Exchange Traded Fund	1,647	—
Foreign Common Stocks	47,620	—
Futures	—	(22)
Level 2 - Other Significant Observable Inputs
Foreign Common Stocks	283,161	—
Foreign Equity Certificates	1,223	—
Short Term Investments Purchased With Collateral From Securities Loaned	44,271	—
Level 3 - Significant Unobservable Inputs
Foreign Common Stocks	398	—

Total	$421,053	$(22)

See Notes to Schedules of Investments.

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000)	Other Financial Instruments (000)
Balance, 05/31/09
Foreign Common Stocks	$—	$—
Foreign Rights	268	—
Accrued discounts/premiums
Foreign Common Stocks	—	—
Foreign Rights	—	—
Realized gain (loss)		—
Foreign Common Stocks	—	—
Foreign Rights	—	—
Change in unrealized appreciation (depreciation)
Foreign Common Stocks	(9)	—
Foreign Rights	1,080	—
Purchases
Foreign Common Stocks	—	—
Foreign Rights	—	—
Net sales
Foreign Common Stocks	(57)	—
Foreign Rights	(1,348)	—
Transfers in and/or out of Level 3		—
Foreign Common Stocks	464	—
Foreign Rights	—	—

Balance, 02/28/10	$398	$—

See Notes to Schedules of Investments.

12

At February 28, 2010, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks and Equity Certificates
United Kingdom	16.6%	$60,853
Japan	14.1	51,684
Switzerland	9.4	34,434
Germany	7.0	25,629
France	4.4	16,307
Australia	4.2	15,241
Sweden	4.0	14,668
China	3.6	13,180
Ireland	2.8	10,228
Finland	2.5	9,155
Italy	2.0	7,332
Brazil	1.7	6,175
Hong Kong	1.7	6,139
Canada	1.6	5,829
Netherlands	1.6	5,800
India	1.5	5,607
South Korea	1.5	5,412
Spain	1.4	5,247
Singapore	1.3	4,870
Belgium	1.2	4,353
Norway	1.1	3,997
South Africa	1.1	3,904
Thailand	0.9	3,121
Denmark	0.8	2,800
Israel	0.8	2,753
Austria	0.6	2,197
Russia	0.4	1,574
Luxembourg	0.3	1,141
Taiwan	0.3	1,245
Portugal	0.2	851
Chile	0.1	273
Mexico	0.1	221
Greece	0.0	182

Total Foreign Common Stocks and Equity Certificates	90.8	332,402
Affiliated Money Market Fund	11.7	42,733
Exchange Traded Fund	0.4	1,647

Total Investments Before Collateral for Loaned Securities	102.9	376,782
Short Term Investments Purchased with Collateral from Securities Loaned	12.1	44,271

Total Investments	115.0	421,053
Other Assets and Liabilities	(15.0)	(54,931)

Net Assets	100.0%	$366,122

See Notes to Schedules of Investments.

13

PNC Large Cap Core Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 10.8%
Amazon.com*	1,557	$184
Coach	6,707	244
Dollar Tree*	3,430	191
Ford Motor*	15,660	184
Johnson Controls#	9,600	299
Kohl’s*	4,633	249
News, Cl A	20,090	269
Ross Stores	3,910	191
Viacom, Cl B*	6,770	201

		2,012

Consumer Staples — 10.2%
Estee Lauder, Cl A#	3,680	221
General Mills	4,520	326
J.M. Smucker	3,970	237
PepsiCo	5,700	356
Procter & Gamble	6,990	442
Wal-Mart Stores	5,800	314

		1,896

Energy — 10.9%
Apache	3,950	409
ExxonMobil	8,090	526
Noble (Switzerland)*	5,950	251
Occidental Petroleum	4,320	345
Schlumberger	2,490	152
Talisman Energy (Canada)	9,260	170
Williams	8,688	187

		2,040

Financials — 15.3%
American Express	4,450	170
Ameriprise Financial#	4,810	192
Bank of America	11,565	193
Capital One Financial	4,550	172
Chubb	3,900	197
Franklin Resources	1,810	184
Goldman Sachs Group	1,740	272
JPMorgan Chase	12,540	526
MetLife	3,910	142
T. Rowe Price Group#	3,910	198
U.S. Bancorp	11,130	274
Wells Fargo	12,310	337

		2,857

Healthcare — 13.0%
Allergan	4,320	252
AmerisourceBergen	7,120	200
Amgen*	2,450	139
Baxter International	5,140	293
Covidien PLC (Ireland)	5,720	281
Johnson & Johnson	3,940	248
Medco Health Solutions*#	3,980	252
Merck	4,860	179
Pfizer	17,210	302
UnitedHealth Group	8,020	271

		2,417

Industrials — 10.9%
3M	3,480	279
Cooper Industries PLC, Cl A	4,780	217

	Number of Shares	Value (000)
Cummins	4,150	$236
Emerson Electric	3,912	185
General Electric	13,640	219
Parker Hannifin	3,130	189
Rockwell Automation	4,720	255
United Technologies	4,110	282
W.W. Grainger#	1,740	177

		2,039

Information Technology — 19.8%
Apple*	2,840	581
Broadcom, Cl A	6,590	207
Cisco Systems*	12,970	316
Dolby Laboratories, Cl A*	4,530	241
eBay*	9,880	228
EMC*	14,250	249
Google, Cl A*	790	416
Intel	10,530	216
International Business Machines	2,820	359
Microsoft	18,220	522
Oracle	14,620	360

		3,695

Materials — 2.0%
Celanese, Series A	5,970	186
Freeport-McMoRan Copper & Gold	2,490	187

		373

Telecommunication Services — 2.5%
American Tower, Cl A*	5,130	219
AT&T	9,660	240

		459

Utilities — 2.7%
American Electric Power	6,700	225
Wisconsin Energy	5,670	275

		500

Total Common Stocks (Cost $16,815)		18,288

EXCHANGE TRADED FUND — 1.7%
S&P 500 Depository Receipt Trust# (Cost $325)	2,897	321

AFFILIATED MONEY MARKET FUND — 0.2%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $39)	39,477	39

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $17,179)		18,648

SHORT TERM INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 7.2%
Money Market Funds — 4.9%
AIM STIT Liquid Assets Portfolio	190,720	191
Dreyfus Institutional Cash Advantage Fund	144,386	144
Fidelity Institutional Prime Money Market Portfolio	190,720	190
Merrill Lynch Select Institutional Fund	192,780	193

14

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Money Market Funds — continued
RBC Prime Money Market Fund	190,720	191

		909

	Par (000)
Repurchase Agreements — 2.3%
Deutsche Bank 0.11% (dated 02/26/10, due 03/01/10, repurchase price $360,305, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $367,510)	360	$360
HSBC Securities 0.11% (dated 02/26/10, due 03/01/10, repurchase price $73,795, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $75,214)	74	74

		434

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $1,344)		1,343

TOTAL INVESTMENTS — 107.2% (Cost $18,523)**		19,991

Other Assets & Liabilities — (7.2)%		(1,350)

TOTAL NET ASSETS — 100.0%		$18,641

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $22,290.

Gross unrealized appreciation (000)	$—
Gross unrealized depreciation (000)	(2,299)

Net unrealized depreciation (000)	$(2,299)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 1,343.

Cl — Class

PLC — Public Liability Company

See Notes to Schedules of Investments.

    Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$39	$—
Common Stocks	18,288	—
Exchange Traded Fund	321	—
Short Term Investments Purchased With Collateral From Securities Loaned	718	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	625	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$19,991	$—

See Notes to Schedules of Investments.

PNC Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 10.0%
Amazon.com*	16,445	$1,947
Coach	46,275	1,686
Kohl’s*	24,260	1,306
McDonald’s	18,100	1,156
priceline.com*#	5,880	1,334
Ross Stores	30,900	1,511
Tiffany	38,032	1,688
Viacom, Cl B*	53,520	1,587

		12,215

Consumer Staples — 14.7%
Coca-Cola	33,920	1,788
Colgate-Palmolive	20,779	1,724
Estee Lauder, Cl A#	20,870	1,255
General Mills	34,470	2,482
PepsiCo	30,420	1,900
Philip Morris International	73,010	3,576
Procter & Gamble	36,580	2,315
Wal-Mart Stores	53,300	2,882

		17,922

Energy — 4.1%
Cameron International*	29,850	1,228
ExxonMobil	21,450	1,394
Noble (Switzerland)*	30,040	1,270
Schlumberger	18,190	1,111

		5,003

Financials — 4.0%
Franklin Resources	11,730	1,193
Goldman Sachs Group	8,170	1,277
T. Rowe Price Group#	26,720	1,355
Wells Fargo	36,240	991

		4,816

Healthcare — 16.3%
Abbott Laboratories	49,416	2,682
Allergan	20,670	1,208
AmerisourceBergen	54,120	1,517
Amgen*	18,680	1,057
Bristol-Myers Squibb	55,640	1,364
Celgene*	33,880	2,017
Gilead Sciences*	33,180	1,580
Johnson & Johnson	19,490	1,228
Medtronic	34,590	1,501
Merck	32,200	1,187
Quest Diagnostics	25,680	1,457
Stryker	29,710	1,578
Thermo Fisher Scientific*	29,520	1,440

		19,816

Industrials — 10.5%
3M	37,040	2,969
ABB, ADR (Switzerland)*	75,090	1,521
Emerson Electric	25,340	1,200
Illinois Tool Works	33,570	1,528
Parker Hannifin	22,793	1,375
Rockwell Automation	35,250	1,907
United Technologies	32,418	2,225

		12,725

	Number of Shares	Value (000)
Information Technology — 34.1%
Apple*	30,019	$6,141
Broadcom, Cl A	40,800	1,278
Cisco Systems*	189,887	4,620
Corning	87,390	1,541
Dolby Laboratories, Cl A*	40,420	2,153
eBay*	66,840	1,539
EMC*	68,560	1,199
Google, Cl A*	6,112	3,220
Intel	125,755	2,582
International Business Machines	38,260	4,865
Marvell Technology Group (Bermuda)*	64,470	1,245
Microsoft	187,801	5,382
Oracle	79,350	1,956
QUALCOMM	30,760	1,129
Visa, Cl A#	17,350	1,480
Western Digital*	30,110	1,163

		41,493

Materials — 3.3%
Celanese, Series A	55,340	1,726
Freeport-McMoRan Copper & Gold	16,660	1,252
Praxair	13,160	989

		3,967

Telecommunication Services — 1.2%
American Tower, Cl A*	33,227	1,417

Total Common Stocks (Cost $107,631)		119,374

AFFILIATED MONEY MARKET FUND — 1.6%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $1,969)	1,969,232	1,969

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.8% (Cost $109,600)		121,343

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.1%
Money Market Funds — 2.1%
AIM STIT Liquid Assets Portfolio	545,358	545
Dreyfus Institutional Cash Advantage Fund	412,869	413
Fidelity Institutional Prime Money Market Portfolio	545,358	546
Merrill Lynch Select Institutional Fund	551,250	551
RBC Prime Money Market Fund	545,358	545

		2,600

	Par (000)
Repurchase Agreements — 1.0%
Deutsche Bank 0.11% (dated 02/26/10, due 03/01/10, repurchase price $1,030,283, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $1,050,884)	$1,030	1,030

16

	Par (000)
Repurchase Agreements — continued
HSBC Securities 0.11% (dated 02/26/10, due 03/01/10, repurchase price $211,015, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $215,073)	$211	$211

		1,241

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $3,841)		3,841

TOTAL INVESTMENTS — 102.9% (Cost $113,441)**		125,184

Other Assets & Liabilities – (2.9)%		(3,572)

TOTAL NET ASSETS — 100.0%		$121,612

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $121,160.

Gross unrealized appreciation (000)	$6,666
Gross unrealized depreciation (000)	(2,642)

Net unrealized appreciation (000)	$4,024

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 3,841.

Cl — Class

See Notes to Schedules of Investments.

Futures Contracts:
Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500® Composite Index	6	$1,663	03/19/10	$(8)

Cash in the amount of $157,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

    Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$1,969	$—
Common Stocks	119,374	—
Futures	—	(8)
Short Term Investments Purchased
With Collateral From Securities
Loaned	2,055	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased
With Collateral From Securities
Loaned	1,786	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$125,184	$(8)

See Notes to Schedules of Investments.

17

PNC Large Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 6.4%
Cablevision Systems	133,725	$3,220
JC Penney	108,491	2,992
Time Warner	194,216	5,640
Time Warner Cable#	95,926	4,479

		16,331

Consumer Staples — 8.9%
Campbell Soup	52,222	1,741
General Mills	44,550	3,208
Kroger	181,683	4,015
Lorillard	69,271	5,060
Procter & Gamble	72,920	4,614
Wal-Mart Stores	74,775	4,043

		22,681

Energy — 21.0%
Anadarko Petroleum#	43,747	3,068
Apache	32,049	3,321
Chevron	167,572	12,115
ConocoPhillips	173,806	8,343
Ensco International PLC, ADR (United Kingdom)	30,615	1,352
ExxonMobil	186,477	12,121
National Oilwell Varco	109,587	4,764
Petroleo Brasileiro SA, ADR (Brazil)	56,107	2,393
Transocean (Switzerland)*	45,186	3,607
Valero Energy	148,915	2,609

		53,693

Financials — 22.3%
Allstate	91,635	2,864
Bank of America	532,304	8,868
Chubb	37,539	1,894
Goldman Sachs Group	39,188	6,127
Invesco	223,400	4,379
JPMorgan Chase	251,501	10,555
Lincoln National	63,079	1,588
Morgan Stanley	151,414	4,267
NASDAQ OMX Group*	268,018	4,993
State Street	51,050	2,293
Travelers	63,273	3,328
Wells Fargo	216,859	5,929

		57,085

Healthcare — 11.0%
Baxter International	67,256	3,829
Bristol-Myers Squibb	119,840	2,937
Merck	197,565	7,286
Pfizer	596,559	10,470
UnitedHealth Group	46,145	1,562
Zimmer Holdings*	35,612	2,042

		28,126

Industrials — 9.0%
ABB, ADR (Switzerland)*	174,323	3,532
General Electric	770,966	12,382
Lockheed Martin	37,558	2,920
McDermott International*	76,308	1,744
United Parcel Service, Cl B	39,668	2,330

		22,908

	Number of Shares	Value (000)
Information Technology — 6.0%
EMC*	96,379	$1,686
Microsoft	137,793	3,949
Symantec*	238,495	3,947
Yahoo!*	377,693	5,782

		15,364

Materials — 4.3%
ArcelorMittal (Luxembourg)#	108,905	4,162
Barrick Gold (Canada)	71,742	2,702
E.I. DuPont de Nemours	55,074	1,857
PPG Industries#	37,695	2,320

		11,041

Telecommunication Services — 4.6%
AT&T	303,135	7,521
Verizon Communications	142,747	4,130

		11,651

Utilities — 4.7%
Exelon	113,064	4,896
FPL Group	85,915	3,984
NRG Energy*#	142,199	3,105

		11,985

Total Common Stocks (Cost $263,232)		250,865

AFFILIATED MONEY MARKET FUND — 0.8%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $2,164)	2,163,783	2,164

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.0% (Cost $265,396)		253,029

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.0%
Money Market Funds — 3.4%
AIM STIT Liquid Assets Portfolio	1,800,633	1,801
Dreyfus Institutional Cash Advantage Fund	1,363,189	1,363
Fidelity Institutional Prime Money Market Portfolio	1,800,633	1,800
Merrill Lynch Select Institutional Fund	1,820,088	1,820
RBC Prime Money Market Fund	1,800,633	1,801

		8,585

	Par (000)
Repurchase Agreements — 1.6%
Deutsche Bank 0.11% (dated 02/26/10, due 03/01/10, repurchase price $3,401,730, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $3,469,751)	$3,402	3,402

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — continued
HSBC Securities 0.11% (dated 02/26/10, due 03/01/10, repurchase price $696,716, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $710,117)	$696	$696

		4,098

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $12,683)		12,683

TOTAL INVESTMENTS — 104.0% (Cost $278,079)**		265,712

Other Assets & Liabilities – (4.0)%		(10,171)

TOTAL NET ASSETS — 100.0%		$255,541

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $281,659.

Gross unrealized appreciation (000)	$14,868
Gross unrealized depreciation (000)	(30,815)

Net unrealized depreciation (000)	$(15,947)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 12,683.

ADR — American Depository Receipt

Cl	— Class
PLC	— Public Limited Company

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$2,164	$—
Common Stocks	250,865	—
Short Term Investments Purchased With Collateral From Securities Loaned	6,785	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	5,898
Level 3 - Significant Unobservable Inputs	—	—

Total	$265,712	$—

See Notes to Schedules of Investments.

19

PNC Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.9%
Consumer Discretionary — 6.7%
Abercrombie & Fitch, Cl A#	103,410	$3,766
Apollo Group, Cl A*#	11,050	662
Darden Restaurants	30,330	1,230
Hasbro#	99,930	3,575

		9,233

Consumer Staples — 13.0%
Campbell Soup	120,660	4,022
Hormel Foods#	53,910	2,216
J.M. Smucker	38,580	2,303
Kroger	142,720	3,154
Safeway#	249,160	6,209

		17,904

Energy — 15.5%
Arch Coal#	181,190	4,075
BJ Services	154,842	3,383
Frontier Oil#	192,110	2,380
Noble (Switzerland)*	111,180	4,699
Penn Virginia#	93,450	2,364
Sunoco	171,470	4,522

		21,423

Financials — 27.1%
Assurant	168,400	5,140
Chubb	42,710	2,155
Cincinnati Financial	112,310	3,021
Everest Re Group (Bermuda)	49,660	4,242
Investment Technology Group*	300,720	5,118
KeyCorp	123,280	881
Loews	67,000	2,443
Northern Trust	79,090	4,215
PartnerRe (Bermuda)	44,770	3,564
Reinsurance Group of America#	79,860	3,796
Transatlantic Holdings	54,450	2,706

		37,281

Healthcare — 9.1%
Coventry Health Care*	30,820	714
Endo Pharmaceuticals Holdings*	121,500	2,764
Integra LifeSciences Holdings*	29,810	1,187
St. Jude Medical*#	124,200	4,747
Thermo Fisher Scientific*	46,930	2,289
Zimmer Holdings*	14,430	827

		12,528

Industrials — 7.8%
Esterline Technologies*	118,440	4,874
Southwest Airlines	190,570	2,397
Spirit Aerosystems Holdings, Cl A*#	183,030	3,500

		10,771

Information Technology — 7.5%
Maxim Integrated Products	84,650	1,568
Symantec*	171,650	2,841
Synopsys*	93,670	2,051
Verigy (Singapore)*	281,210	2,801
Western Union	64,417	1,016

		10,277

	Number of Shares	Value (000)
Utilities — 10.2%
Edison International	144,990	$4,731
Mirant*	150,100	1,888
PG&E#	89,600	3,756
Xcel Energy	178,860	3,722

		14,097

Total Common Stocks (Cost $134,183)		133,514

AFFILIATED MONEY MARKET FUND — 3.2%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $4,393)	4,392,653	4,393
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned –100.1% (Cost $138,576)		137,907

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 8.2%
Money Market Funds — 5.1%
AIM STIT Liquid Assets Portfolio	1,855,585	1,855
Dreyfus Institutional Cash Advantage Fund	1,404,791	1,405
Fidelity Institutional Prime Money Market Portfolio	1,855,585	1,855
Merrill Lynch Select Institutional Fund	1,875,634	1,876

		6,991

	Par (000)
Repurchase Agreements — 3.1%
Deutsche Bank
0.11% (dated 02/26/10, due 03/01/10, repurchase price $3,505,545, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $3,575,642)	$3,506	3,506
HSBC Securities
0.11% (dated 02/26/10, due 03/01/10, repurchase price $717,979, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $731,789)	717	717

		4,223

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $11,214)		11,214

TOTAL INVESTMENTS — 108.3% (Cost $149,790)**		149,121

Other Assets & Liabilities — (8.3)%		(11,381)

TOTAL NET ASSETS — 100.0%		$137,740

20

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $154,542.

Gross unrealized appreciation (000)	$8,106
Gross unrealized depreciation (000)	(13,527)

Net unrealized depreciation (000)	$(5,421)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 13,070.

Cl — Class

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$4,393	$—
Common Stocks	133,514	—
Short Term Investments Purchased With Collateral From Securities Loaned	5,136	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	6,078	—
Level 3 - Significant Unobservable
Inputs	—	—

Total	$149,121	$—

See Notes to Schedules of Investments.

21

PNC Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.3%
Consumer Discretionary — 14.7%
Aaron’s#	3,047	$90
Capella Education*#	4,166	346
Cheesecake Factory*#	11,014	260
Chico’s FAS	7,355	100
Cracker Barrel Old Country Store	3,136	137
Dress Barn*#	12,138	302
DSW, Cl A*#	10,829	292
Helen of Troy (Bermuda)*	4,065	98
National CineMedia#	10,255	165
National Presto Industries	1,328	167
Retail Ventures*	13,032	116
Steak N Shake*	835	286
Steiner Leisure (Bahamas)*	5,435	234
Wolverine World Wide	5,698	157

		2,750

Consumer Staples — 4.2%
Boston Beer, Cl A*	1,667	79
Cresud S.A.C.I.F. y A., ADR (Argentina)#	18,454	237
Diamond Foods#	4,459	155
Universal	5,948	316

		787

Energy — 4.8%
Buckeye GP Holdings LP#	1,848	60
CARBO Ceramics	1,453	89
Complete Production Services*	6,996	98
Duncan Energy Partners LP#	7,633	195
Genesis Energy LP#	9,650	191
Lufkin Industries	1,306	95
T-3 Energy Services*	3,954	94
Teekay Offshore Partners LP (Bahamas)	3,904	73

		895

Financials — 17.2%
AMERISAFE*	5,073	87
Anworth Mortgage Asset REIT	34,175	231
Ashford Hospitality Trust REIT*#	44,437	244
Banco Macro SA, ADR (Argentina)#	2,596	68
Beneficial Mutual Bancorp*#	15,038	141
eHealth*#	9,561	160
Fifth Street Finance#	12,848	146
Flagstone Reinsurance Holdings (Bermuda)	22,518	258
Getty Realty REIT	4,793	106
Great Southern Bancorp#	9,383	214
Grupo Financiero Galicia SA, ADR (Argentina)*#	32,744	157
Home Properties REIT#	2,630	120
LTC Properties REIT	3,881	101
Maiden Holdings (Bermuda)	10,975	77
Meadowbrook Insurance Group	36,744	260
Oppenheimer Holdings#	5,882	147
Prosperity Bancshares#	6,059	253
PS Business Parks REIT	2,980	146
Signature Bank*	2,232	83
UMB Financial	3,432	132
Wintrust Financial#	2,620	89

		3,220

Healthcare — 14.8%
American Medical Systems Holdings*	5,243	95
AmSurg*	4,962	102

	Number of Shares	Value (000)
Angiodynamics*	5,673	$92
Atrion#	1,134	176
Catalyst Health Solutions*	5,569	210
Computer Programs & Systems#	2,942	106
Harvard Bioscience*	64,303	224
Healthsouth*#	4,048	70
Healthspring*#	6,814	125
HMS Holdings*	5,492	253
Impax Laboratories*	8,758	135
Invacare	8,634	235
inVentiv Health*	11,556	170
Medicis Pharmaceutical, Cl A	4,340	98
Merit Medical Systems*	5,208	77
Neogen*	4,695	114
Par Pharmaceutical*	10,369	260
Sirona Dental Systems*	2,793	100
Universal American*	8,444	122

		2,764

Industrials — 14.7%
Alaska Air Group*	3,300	115
Apogee Enterprises#	5,845	83
Applied Signal Technology#	4,505	83
China Yuchai International (Singapore)	5,062	75
Copa Holdings SA, Cl A (Panama)	1,427	78
EnergySolutions	18,530	113
EnerSys*#	3,554	81
Gardner Denver#	3,881	169
International Shipholding	9,041	254
Kforce*	6,982	93
Lennox International	3,481	147
M&F Worldwide*	6,738	218
MasTec*#	9,729	129
Navios Maritime Partners LP (Greece)#	3,155	50
Quanex Building Products#	13,593	212
SYKES Enterprises*	9,420	224
Towers Watson	3,538	156
United Stationers*	1,633	93
UTiWorldwide (British Virgin Islands)	6,814	102
VSE	2,485	106
Watts Water Technologies, Cl A	5,339	156

		2,737

Information Technology — 20.1%
3PAR*#	10,474	97
Acme Packet*	10,855	181
Atheros Communications*#	3,318	119
Benchmark Electronics*	16,122	319
Blackboard*#	1,753	69
Blue Coat Systems*	3,601	104
Bottomline Technologies*#	12,878	205
Cirrus Logic*	38,129	272
Concur Technologies*	2,209	87
ePlus*	5,698	93
Informatica*	3,747	96
Integrated Device Technology*	26,677	146
Lawson Software*#	46,473	280
MAXIMUS	3,136	181
Mellanox Technologies (Israel)*	12,477	235
Netgear*	3,954	100
Patni Computer Systems, ADR (India)#	6,619	137
Plantronics	4,413	125
Rackspace Hosting*#	8,918	177

22

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Skyworks Solutions*#	8,002	$122
TeleTech Holdings*#	8,427	147
Tyler Technologies*#	7,904	144
Viasat*#	7,540	229
Xyratex (Bermuda)*	6,624	88

		3,753

Materials — 5.1%
Balchem	3,631	80
Boise*	16,901	80
Innophos Holdings	9,749	226
NewMarket	696	62
Omnova Solutions*	42,894	263
Silgan Holdings#	4,237	242

		953

Utilities — 3.7%
Avista	7,540	153
Ferrellgas Partners LP#	2,627	61
Nicor#	4,701	196
NorthWestern	11,014	276

		686

Total Common Stocks (Cost $15,890)		18,545

AFFILIATED MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $136)	136,154	136

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $16,026)		18,681

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 44.6%
Money Market Funds — 33.4%
AIM STIT Liquid Assets Portfolio	917,605	918
Dreyfus Institutional Cash Advantage Fund	694,683	695
Fidelity Institutional Prime Money Market
Portfolio	917,605	918
Merrill Lynch Select Institutional Fund	927,519	927
RBC Prime Money Market Fund	2,773,189	2,773

		6,231

	Par (000)
Repurchase Agreements — 11.2%
Deutsche Bank
0.11% (dated 02/26/10, due 03/01/10, repurchase price $1,733,526, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $1,768,189)	$1,733	1,733

	Par (000)	Value (000)
HSBC Securities
0.11% (dated 02/26/10, due 03/01/10, repurchase price $355,047, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $361,877)	$355	$355

		2,088

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $8,319)		8,319

TOTAL INVESTMENTS — 144.6% (Cost $24,345)**		27,000

Other Assets & Liabilities — (44.6)%		(8,326)

TOTAL NET ASSETS — 100.0%		$18,674

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $24,807.

Gross unrealized appreciation (000)	$2,660
Gross unrealized depreciation (000)	(467)

Net unrealized appreciation (000)	$2,193

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 6,463.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$136	$—
Common Stocks	18,545	—
Short Term Investments Purchased With Collateral From Securities Loaned	5,313	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	3,006	—
Level 3 - Significant Unobservable
Inputs	—	—

Total	$27,000	$—

See Notes to Schedules of Investments.

23

PNC Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.4%
Consumer Discretionary — 15.8%
Aaron’s#	10,500	$312
Buffalo Wild Wings*#	5,000	220
California Pizza Kitchen*#	17,500	272
Carter’s*	13,100	375
Citi Trends*#	9,840	293
DSW, Cl A*#	18,100	487
Fossil*	4,100	149
Jo-Ann Stores*	4,100	155
Monro Muffler Brake	15,400	537
PetMed Express#	10,400	201
Retail Ventures*	34,400	307
Sally Beauty Holdings*	30,184	247
Steak N Shake*	1,470	503
Unifirst	9,100	478
Wolverine World Wide	5,000	138
World Wrestling Entertainment, Cl A#	14,300	244

		4,918

Consumer Staples — 4.0%
China Sky One Medical (China)*#	11,320	176
Cresud S.A.C.I.F. y A., ADR (Argentina)	27,362	351
Nu Skin Enterprises, Cl A#	12,840	343
Universal#	6,900	366

		1,236

Energy — 6.2%
Clayton Williams Energy*	5,900	220
Core Laboratories NV (Netherlands)	1,800	223
Duncan Energy Partners LP#	19,800	505
EV Energy Partner LP#	13,100	405
Natural Gas Services Group*#	13,000	199
Vanguard Natural Resources LLC#	8,300	203
Willbros Group*#	10,300	155

		1,910

Financials — 7.7%
Allied World Assurance Holdings (Bermuda)	6,820	315
Arrow Financial#	5,150	130
Ashford Hospitality Trust REIT*#	55,330	303
Credit Acceptance*#	10,689	429
First Cash Financial Services*	15,935	338
Maiden Holdings (Bermuda)	36,600	257
Max Capital Group (Bermuda)	11,000	266
Prosperity Bancshares#	3,300	138
Urstadt Biddle Properties, Cl A REIT	14,500	229

		2,405

Healthcare — 23.4%
3SBio, ADR (China)*	21,100	263
American Medical Systems Holdings*#	13,000	235
athenahealth*#	9,300	343
Atrion#	3,200	498
Cambrex*	40,500	153
Cantel Medical	23,200	454
Catalyst Health Solutions*	7,740	292
Computer Programs & Systems#	10,200	367
Cubist Pharmaceuticals*	19,400	408
Eclipsys*	11,900	221
Haemonetics*	6,000	321
Harvard Bioscience*	132,700	463
Hi-Tech Pharmacal*#	10,000	215

	Number of Shares	Value (000)
Landauer#	4,400	$267
Lincare Holdings*#	12,800	514
Medicis Pharmaceutical, Cl A#	17,800	400
Owens & Minor	4,790	214
QLT (Canada)*#	60,400	284
STERIS#	6,880	217
US Physical Therapy*	27,120	445
WuXi PharmaTech Cayman, ADR (China)*	12,700	205
Young Innovations#	18,800	504

		7,283

Industrials — 12.5%
Applied Signal Technology#	11,479	212
ATC Technology*	5,600	126
China Yuchai International (Singapore)	16,100	237
Consolidated Graphics*	4,200	187
Copa Holdings SA, Cl A (Panama)	2,800	152
EMCOR Group*	16,100	371
EnerSys*#	15,190	346
Gardner Denver#	11,420	498
Genco Shipping & Trading*#	6,840	144
GenCorp*#	17,900	77
GrafTech International*	16,400	205
Navios Maritime Holdings (Greece)#	46,500	280
Navios Maritime Partners LP (Greece)#	13,420	211
Seaboard	200	254
SYKES Enterprises*	5,100	121
Teledyne Technologies*	6,000	226
Wabtec#	6,000	229

		3,876

Information Technology — 24.8%
Atheros Communications*	6,905	248
Benchmark Electronics*	25,200	499
Entegris*	27,600	124
Informatica*#	22,690	579
Jack Henry & Associates	12,850	290
MercadoLibre (Argentina)*	4,300	177
Micrel#	42,310	417
MicroStrategy, Cl A*	2,500	222
Multi-Fineline Electronix*	11,930	260
Oplink Communications*	7,900	122
Parametric Technology*#	30,200	526
Patni Computer Systems, ADR (India)	11,100	230
Progress Software*	8,915	250
SkillSoft PLC, ADR*	45,300	502
Skyworks Solutions*#	18,200	278
Solera Holdings	15,000	512
SonicWALL*	44,310	355
Sybase*#	4,800	213
Symmetricom*	32,400	190
TeleTech Holdings*#	23,500	411
TTM Technologies*#	11,000	94
Tyler Technologies*#	22,900	416
VanceInfo Technologies, ADR (China)*#	15,300	303
Viasat*#	16,400	498

		7,716

Materials — 3.0%
Clearwater Paper*	4,700	227
Spartech*	30,000	306

24

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
WR Grace*	13,160	$381

		914

Telecommunication Services — 0.6%
USA Mobility	14,900	168

Utilities — 1.4%
Cia Paranaense de Energia, ADR (Brazil)#	21,800	447

Total Common Stocks (Cost $26,811)		30,873

AFFILIATED MONEY MARKET FUND — 0.8%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $264)	263,801	264

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.2% (Cost $27,075)		31,137

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 36.5%
Money Market Funds — 24.7%
AIM STIT Liquid Assets Portfolio	1,609,678	1,610
Dreyfus Institutional Cash Advantage Fund	1,218,624	1,218
Fidelity Institutional Prime Money Market Portfolio	1,609,678	1,610
Merrill Lynch Select Institutional Fund	1,627,069	1,627
RBC Prime Money Market Fund	1,609,678	1,610

		7,675

	Par (000)
Repurchase Agreements — 11.8%
Deutsche Bank
0.11% (dated 02/26/10, due 03/01/10, repurchase price $3,040,981, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $3,101,788)	$3,041	3,041
HSBC Securities
0.11% (dated 02/26/10, due 03/01/10, repurchase price $622,830, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $634,810)	622	622

		3,663

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $11,338)		11,338

Value (000)
TOTAL INVESTMENTS — 136.7% (Cost $38,413)**	$42,475

Other Assets & Liabilities – (36.7)%	(11,400)

TOTAL NET ASSETS — 100.0%	$31,075

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $38,426.

Gross unrealized appreciation (000)	$5,026
Gross unrealized depreciation (000)	(977)

Net unrealized appreciation (000)	$4,049

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 11,338.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

REIT — Real Estate Investment Trust

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$264	$—
Common Stocks	30,873	—
Short Term Investments Purchased With Collateral From Securities Loaned	6,065	—
Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	5,273	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$42,475	$—

See Notes to Schedules of Investments.

25

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 100.2%
Consumer Discretionary — 9.2%
Clear Channel Outdoor Holdings*	32,660	$311
Columbia Sportswear#	8,350	383
Core-Mark Holding*	8,400	269
Dick’s Sporting Goods*#	14,060	342
Dress Barn*#	16,800	418
EW Scripps, Cl A*	26,205	200
Genesco*	7,803	187
Learning Tree International*#	28,030	353
Retail Ventures*	57,112	510
Signet Jewelers*	19,540	563
Skechers USA, Class A*	16,420	504

		4,040

Consumer Staples — 4.9%
Del Monte Foods	66,552	780
NBTY*	14,770	671
TreeHouse Foods*#	5,000	215
Universal#	9,290	493

		2,159

Energy — 7.0%
BreitBurn Energy Partners LP*	41,281	629
Cheniere Energy Partners LP#	19,420	291
CVR Energy*#	22,160	182
Dril-Quip*#	4,150	227
Hugoton Royalty Trust	21,140	377
Oil States International*	12,340	531
Overseas Shipholding Group#	5,570	248
Permian Basin Royalty Trust#	22,700	388
Pioneer Drilling*	30,300	216

		3,089

Financials — 32.2%
Allied World Assurance Holdings (Bermuda)	13,792	636
Ashford Hospitality Trust REIT*#	116,620	639
Aspen Insurance Holdings (Bermuda)	30,705	868
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)#	18,880	267
Banco Macro SA, ADR (Argentina)#	13,130	342
BanColombia SA, ADR (Columbia)#	20,020	929
BRE Properties REIT#	10,918	368
Capstead Mortgage REIT#	19,590	244
Cash America International#	20,670	792
City Holding#	16,522	530
Community Bank System#	14,910	334
Conseco*#	66,953	333
Employers Holdings	14,720	194
Endurance Specialty Holdings (Bermuda)#	15,860	610
Entertainment Properties Trust REIT#	10,990	420
Extra Space Storage REIT	42,259	477
FBL Financial Group, Cl A#	15,370	312
Forest City Enterprises, Cl A*#	19,790	237
FPIC Insurance Group*	4,320	159
Grupo Financiero Galicia SA, ADR (Argentina)*#	39,840	191
Interactive Brokers Group, Cl A*#	10,660	184
International Bancshares#	16,850	357
KBW*#	9,720	231
LTC Properties REIT	16,990	443
National Health Investors REIT	10,112	352
National Penn Bancshares#	32,506	224
National Retail Properties REIT#	10,520	223

	Number of Shares	Value (000)
NBT Bancorp	10,900	$232
Portfolio Recovery Associates*#	5,050	269
Prosperity Bancshares	8,970	375
Protective Life#	27,750	510
PS Business Parks REIT	5,190	254
Senior Housing Properties Trust REIT#	13,310	277
Signature Bank*	9,110	339
SVB Financial Group*#	8,300	370
UDR REIT	17,120	288
UMB Financial#	8,920	342

		14,152

Healthcare — 7.2%
Emergency Medical Services, Cl A*	9,250	482
Healthspring*#	19,870	366
Invacare#	11,990	327
Mednax*	8,097	433
Owens & Minor	9,085	406
PDL BioPharma#	62,590	438
Perrigo#	8,260	409
Varian*	5,660	292

		3,153

Industrials — 17.2%
Ameron International#	2,730	188
Apogee Enterprises	14,110	202
Armstrong World Industries*	12,100	445
ATC Technology*	21,660	485
Atlas Air Worldwide Holdings*	6,410	289
Consolidated Graphics*	9,670	431
EMCOR Group*	12,080	278
EnPro Industries*#	15,290	423
GenCorp*#	68,780	297
Kennametal#	15,340	400
Lennox International	14,860	627
Regal-Beloit	9,309	525
School Specialty*	11,180	239
Standex International	7,480	186
Tutor Perini*	39,986	791
Ultrapetrol Bahamas (Bahamas)*#	37,020	191
United Stationers*	6,410	366
VSE	18,429	784
Watts Water Technologies, Cl A#	13,526	394

		7,541

Information Technology — 11.1%
Anixter International*#	15,130	632
AVX	21,610	266
Benchmark Electronics*	12,830	254
Black Box	8,070	234
Informatica*#	7,290	186
Insight Enterprises*	30,100	385
MercadoLibre (Argentina)*	8,421	346
QLogic*	12,540	228
Riverbed Technology*#	7,600	207
Satyam Computer Services, ADR (India)*#	92,800	492
Sybase*#	6,990	310
Tech Data*	19,910	853
Ultimate Software Group*#	7,925	245
Xyratex (Bermuda)*	17,312	229

		4,867

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — 7.5%
Boise*#	40,270	$191
Domtar (Canada)*#	3,927	205
Glatfelter	13,870	187
Graphic Packaging Holding*	26,192	91
KapStone Paper & Packaging*	19,660	180
Minerals Technologies#	13,020	636
Novagold Resources*#	32,880	191
PolyOne*	25,250	201
Rock-Tenn, Cl A	4,634	194
Rockwood Holdings*	8,750	210
Sensient Technologies#	9,670	256
Solutia*	15,200	214
Wausau Paper*	19,540	165
Westlake Chemical#	8,020	163
WR Grace*	8,020	232

		3,316

Telecommunication Services — 0.4%
USA Mobility#	15,860	179

Utilities — 3.5%
Cleco#	14,200	358
El Paso Electric*	29,360	591
Nicor#	5,190	216
NorthWestern	14,893	373

		1,538

Total Common Stocks (Cost $40,028)		44,034

AFFILIATED MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $295)	295,290	295

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.9% (Cost $40,323)		44,329

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 35.6%
Money Market Funds — 24.1%
AIM STIT Liquid Assets Portfolio	2,222,080	2,222
Dreyfus Institutional Cash Advantage Fund	1,682,250	1,682
Fidelity Institutional Prime Money Market Portfolio	2,222,080	2,222
Merrill Lynch Select Institutional Fund	2,246,088	2,247
RBC Prime Money Market Fund	2,222,080	2,222

		10,595

	Par (000)	Value (000)
Repurchase Agreements — 11.5%
Deutsche Bank
0.11% (dated 02/26/10, due 03/01/10, repurchase price $4,197,922, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $4,281,864)	$4,198	$4,198
HSBC Securities
0.11% (dated 02/26/10, due 03/01/10, repurchase price $859,786, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $876,324)	859	859

		5,057

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $15,652)		15,652

TOTAL INVESTMENTS — 136.5% (Cost $55,975)**		59,981

Other Assets & Liabilities – (36.5)%		(16,025)

TOTAL NET ASSETS — 100.0%		$43,956

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $56,450.

Gross unrealized appreciation (000)	$5,889
Gross unrealized depreciation (000)	(2,358)

Net unrealized appreciation (000)	$3,531

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 15,652.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

PNC Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1 - Quoted Prices
Affiliated Money Market Fund	$295	$—
Common Stocks	44,034	—
Short Term Investments Purchased With Collateral From Securities Loaned	8,373	—

Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	7,279	—

Level 3 - Significant Unobservable Inputs	—	—

Total	$59,981	$—

See Notes to Schedules of Investments.

28

PNC S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.5%
Consumer Discretionary — 9.7%
Abercrombie & Fitch, Cl A#	1,054	$38
Amazon.com*	4,020	476
Apollo Group, Cl A*	1,526	91
AutoNation*#	1,106	20
AutoZone*	360	60
Bed Bath & Beyond*	2,930	122
Best Buy	4,101	150
Big Lots*	1,284	43
Black & Decker	714	52
Carnival	5,153	185
CBS, Cl B#	8,044	105
Coach	3,809	139
Comcast, Cl A	33,966	558
D. R. Horton#	2,538	31
Darden Restaurants	1,904	77
DeVry	863	55
DIRECTV, Cl A*	11,652	394
Discovery Communications, Cl A	3,506	109
Eastman Kodak*#	5,093	30
Expedia*#	2,232	50
Family Dollar Stores	1,666	55
Ford Motor*#	40,483	475
Fortune Brands	1,617	71
GameStop, Cl A*#	2,316	40
Gannett	2,844	43
Gap	5,632	121
Genuine Parts#	1,896	77
Goodyear Tire & Rubber*	2,867	37
H&R Block	3,623	63
Harley-Davidson#	2,374	58
Harman International Industries*	825	36
Hasbro	1,489	53
Home Depot	20,250	632
International Game Technology#	3,153	55
Interpublic Group*#	5,768	43
JC Penney	2,826	78
Johnson Controls	7,977	248
KB Home#	581	9
Kohl’s*	3,638	196
Leggett & Platt#	1,448	27
Lennar, Cl A#	2,470	41
Limited Brands#	3,203	71
Lowe’s	17,694	420
Macy’s	5,036	96
Marriott International, Cl A#	3,015	82
Mattel	4,319	95
McDonald’s	12,904	824
McGraw-Hill	3,772	129
Meredith#	434	13
New York Times, Cl A*#	1,358	15
Newell Rubbermaid#	2,833	39
News, Cl A	26,825	359
NIKE, Cl B	4,637	313
Nordstrom#	1,971	73
Office Depot*	3,276	24
Omnicom Group	3,888	142
O’Reilly Automotive*#	1,443	57
Polo Ralph Lauren#	781	62
priceline.com*#	557	126
Pulte Homes*#	3,699	40
RadioShack	1,498	29
Ross Stores	1,483	73

	Number of Shares	Value (000)
Scripps Networks Interactive, Cl A	874	$35
Sears Holdings*#	579	55
Sherwin-Williams	1,138	72
Staples	8,637	222
Starbucks*	8,532	195
Starwood Hotels & Resorts Worldwide#	2,021	78
Target	9,142	471
Tiffany	1,478	66
Time Warner	13,800	401
Time Warner Cable	4,157	194
TJX	5,215	217
Urban Outfitters*	1,542	50
VF	1,057	82
Viacom, Cl B*	7,179	213
Walt Disney	22,143	692
Washington Post, Cl B	58	24
Whirlpool#	886	75
Wyndham Worldwide	1,781	41
Wynn Resorts#	811	52
Yum! Brands	5,606	189

		11,749

Consumer Staples — 11.3%
Altria Group	25,499	513
Archer-Daniels-Midland#	7,638	224
Avon Products	5,017	153
Brown-Forman, Cl B	1,306	68
Campbell Soup	2,248	75
Clorox	1,930	118
Coca-Cola	27,509	1,450
Coca-Cola Enterprises	3,167	81
Colgate-Palmolive	5,892	489
ConAgra Foods#	5,258	129
Constellation Brands, Cl A*#	1,504	23
Costco Wholesale	4,964	303
CVS Caremark	17,095	577
Dean Foods*	2,890	42
Dr Pepper Snapple Group	3,032	96
Estee Lauder, Cl A#	1,405	84
General Mills	3,802	274
H.J. Heinz	3,769	173
Hershey#	2,436	97
Hormel Foods	832	34
J.M. Smucker	1,200	72
Kellogg	3,023	158
Kimberly-Clark	4,945	300
Kraft Foods, Cl A	20,282	577
Kroger	7,765	172
Lorillard	2,116	154
McCormick	1,559	58
Mead Johnson Nutrition	2,431	115
Molson Coors Brewing, Cl B	1,876	76
Pepsi Bottling Group	1,725	66
PepsiCo	18,991	1,186
Philip Morris International	22,968	1,125
Procter & Gamble	34,796	2,202
Reynolds American	2,025	107
Safeway	4,228	105
Sara Lee	7,170	97
SUPERVALU	2,531	39
Sysco	7,527	217
Tyson Foods, Cl A	3,615	61
Walgreen	11,368	401

PNC S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Wal-Mart Stores	25,393	$1,373
Whole Foods Market*#	1,663	59

		13,723

Energy — 10.9%
Anadarko Petroleum#	5,588	392
Apache	3,982	413
Baker Hughes	3,695	177
BJ Services	3,500	76
Cabot Oil & Gas	885	36
Cameron International*	2,910	120
Chesapeake Energy	8,171	217
Chevron	23,839	1,724
ConocoPhillips	17,640	847
Consol Energy	2,122	107
Denbury Resources*#	2,935	41
Devon Energy	5,279	364
Diamond Offshore Drilling#	973	85
El Paso	8,327	87
EOG Resources	2,970	279
ExxonMobil	56,894	3,698
FMC Technologies*#	1,451	82
Halliburton	10,286	310
Helmerich & Payne	1,172	47
Hess	3,434	202
Marathon Oil	8,380	243
Massey Energy	1,004	43
Murphy Oil	2,520	131
Nabors Industries (Bermuda)*#	2,677	59
National Oilwell Varco	5,292	230
Noble Energy	2,059	150
Occidental Petroleum	9,585	765
Peabody Energy	3,160	145
Pioneer Natural Resources	1,025	48
Range Resources#	1,569	79
Rowan*	1,931	50
Schlumberger	14,224	869
Smith International	2,954	121
Southwestern Energy*	3,745	159
Spectra Energy	6,954	152
Sunoco#	1,979	52
Tesoro#	2,937	35
Valero Energy	6,789	119
Williams	6,923	149
XTO Energy	6,953	318

		13,221

Financials — 14.6%
Aflac	5,704	282
Allstate	6,115	191
American Express	14,254	544
American International Group*#	1,838	46
Ameriprise Financial	3,064	123
AON	3,262	134
Apartment Investment & Management, Cl A REIT	1,961	33
Assurant	1,676	51
AvalonBay Communities REIT#	976	79
Bank of America	117,854	1,963
BB&T#	8,264	236
Berkshire Hathaway, Cl A*	2	240
Berkshire Hathaway, Cl B*#	2,491	200

	Number of Shares	Value (000)
BNY Mellon	14,089	$402
Boston Properties REIT#	1,551	105
Capital One Financial	5,353	202
CB Richard Ellis Group, Cl A*#	3,223	43
Charles Schwab	11,054	202
Chubb	4,079	206
Cincinnati Financial	2,243	60
Citigroup*#	212,110	721
CME Group	773	233
Comerica#	2,105	76
Discover Financial Services	6,617	90
E*Trade Financial*	18,023	29
Equity Residential REIT	3,267	118
Federated Investors, Cl B#	1,369	34
Fifth Third Bancorp	9,589	117
First Horizon National*#	2,780	36
Franklin Resources	1,769	180
Genworth Financial, Cl A*	6,497	104
Goldman Sachs Group	6,069	949
Hartford Financial Services Group	4,501	110
HCP REIT	3,260	94
Health Care REIT	1,475	62
Host Hotels & Resorts REIT*	7,473	88
Hudson City Bancorp	5,692	77
Huntington Bancshares	8,743	42
IntercontinentalExchange*	876	94
Invesco	5,065	99
Janus Capital Group	1,610	20
JPMorgan Chase	46,279	1,942
KeyCorp	10,355	74
Kimco Realty REIT	4,197	58
Legg Mason#	1,921	50
Leucadia National*	1,944	46
Lincoln National	3,712	93
Loews	4,538	165
M&T Bank#	1,117	86
Marsh & McLennan	6,287	146
Marshall & Ilsley	6,351	45
MetLife	9,676	352
Moody’s#	2,637	70
Morgan Stanley	15,865	447
NASDAQ OMX Group*	1,756	33
Northern Trust	2,721	145
NYSE Euronext	2,806	74
People’s United Financial	3,752	59
Plum Creek Timber REIT#	1,929	69
PNC Financial Services Group†	6,133	330
Principal Financial Group#	3,748	87
Progressive	8,027	138
Prologis REIT#	5,631	73
Prudential Financial	5,465	286
Public Storage REIT#	1,623	133
Regions Financial#	14,410	97
Simon Property Group REIT#	3,394	266
SLM*	6,343	71
State Street	5,905	265
SunTrust Banks#	6,028	144
T. Rowe Price Group#	3,096	157
Torchmark	986	46
Travelers	6,513	343
U.S. Bancorp	22,701	559
Unum Group#	4,060	84
Ventas REIT	1,872	83

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Vornado Realty Trust REIT	1,878	$123
Wells Fargo	61,331	1,677
XL Capital, Cl A (Bermuda)	4,498	82
Zions Bancorp#	1,637	30

		17,743

Healthcare — 12.3%
Abbott Laboratories	18,445	1,001
Aetna	5,186	156
Allergan	3,471	203
AmerisourceBergen#	3,932	110
Amgen*	11,879	672
Baxter International	7,221	411
Becton Dickinson	2,837	221
Biogen Idec*#	3,430	189
Boston Scientific*	18,056	140
Bristol-Myers Squibb	21,084	517
C.R. Bard	1,153	97
Cardinal Health	4,696	159
CareFusion*	2,546	64
Celgene*	5,293	315
Cephalon*#	891	61
CIGNA	3,562	122
Coventry Health Care*	2,255	52
DaVita*	1,218	75
DENTSPLY International	1,794	59
Eli Lilly	12,451	428
Express Scripts*	3,241	311
Forest Laboratories*	3,249	97
Genzyme*	3,162	181
Gilead Sciences*	10,502	500
Hospira*	1,921	100
Humana*	2,027	96
Intuitive Surgical*#	421	146
Johnson & Johnson	32,962	2,077
King Pharmaceuticals*	2,955	33
Laboratory Corporation of America Holdings*#	1,269	93
Life Technologies*	2,121	108
McKesson	3,203	189
Medco Health Solutions*	5,628	356
Medtronic	13,176	572
Merck	36,639	1,351
Millipore*	664	63
Mylan*#	4,206	90
Patterson*	1,105	33
PerkinElmer	2,057	46
Pfizer	95,953	1,684
Quest Diagnostics	2,039	116
St. Jude Medical*	3,679	141
Stryker#	3,345	178
Tenet Healthcare*	5,184	27
Thermo Fisher Scientific*	4,651	227
UnitedHealth Group	13,964	473
Varian Medical Systems*	1,245	61
Waters*	1,127	67
Watson Pharmaceuticals*	1,267	50
WellPoint*	5,448	337
Zimmer Holdings*	2,553	146

		15,001

Industrials — 10.0%
3M	8,423	675

	Number of Shares	Value (000)
Avery Dennison	1,332	$42
Boeing	8,526	538
C.H. Robinson Worldwide#	1,968	105
Caterpillar	7,600	434
Cintas#	1,553	38
CSX	4,609	219
Cummins	2,393	136
Danaher	3,036	225
Deere	5,030	288
Dover	2,209	100
Dun & Bradstreet	507	36
Eaton	1,961	134
Emerson Electric	8,971	425
Equifax#	1,509	49
Expeditors International of Washington	2,236	82
Fastenal#	1,330	59
FedEx	3,579	303
First Solar*#	497	53
Flowserve	659	66
Fluor	2,365	101
General Dynamics	4,746	344
General Electric	128,084	2,057
Goodrich	1,488	98
Honeywell International	9,323	374
Illinois Tool Works	4,596	209
Iron Mountain*	1,721	44
ITT	2,165	111
Jacobs Engineering Group*	1,486	58
L-3 Communications Holdings	1,495	137
Lockheed Martin	3,922	305
Masco#	4,246	57
Monster Worldwide*#	901	13
Norfolk Southern	4,365	224
Northrop Grumman	3,938	241
PACCAR#	4,055	143
Pall	1,112	44
Parker Hannifin	2,089	126
Pitney Bowes#	2,468	56
Precision Castparts	1,679	189
Quanta Services*#	2,518	48
Raytheon	4,740	267
Republic Services	3,498	98
Robert Half International#	1,792	50
Rockwell Automation	1,681	91
Rockwell Collins	1,876	106
Roper Industries	1,085	60
RR Donnelley & Sons	2,908	58
Ryder System	665	23
Snap-On	688	29
Southwest Airlines	8,979	113
Stanley Works#	954	55
Stericycle*	819	45
Textron#	3,202	64
Union Pacific	5,997	404
United Parcel Service, Cl B	11,679	686
United Technologies	11,311	776
W.W. Grainger	753	76
Waste Management	5,845	193

		12,180

Information Technology — 18.3%
Adobe Systems*	6,160	214
Advanced Micro Devices*#	5,967	47

PNC S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 28 , 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Agilent Technologies*#	4,118	$130
Akamai Technologies*	2,037	54
Altera#	3,520	86
Amphenol, Cl A	2,025	84
Analog Devices	3,508	103
AOL*	0	—
Apple*	10,692	2,188
Applied Materials	15,939	195
Autodesk*	2,739	76
Automatic Data Processing	5,980	249
BMC Software*	2,174	80
Broadcom, Cl A	5,143	161
CA	4,809	108
Cisco Systems*	68,591	1,669
Citrix Systems*#	1,983	85
Cognizant Technology Solutions, Cl A*	3,514	169
Computer Sciences*	1,944	101
Compuware*	3,791	28
Convergys*	738	9
Corning	18,595	328
Dell*	21,247	281
eBay*	13,463	310
Electronic Arts*#	3,872	64
EMC*	24,692	432
Fidelity National Information Services	3,915	88
Fiserv*	1,985	96
FLIR Systems*	1,569	42
Google, Cl A*	2,864	1,509
Harris	1,555	70
Hewlett-Packard	28,242	1,434
Intel	65,588	1,347
International Business Machines	15,774	2,006
Intuit*#	3,776	122
Jabil Circuit	1,770	27
JDS Uniphase*	2,640	28
Juniper Networks*	6,155	172
KLA-Tencor	2,034	59
Lexmark International, Cl A*#	932	31
Linear Technology	2,921	79
LSI*	7,820	42
Mastercard, Cl A	1,125	252
McAfee*	1,868	74
MEMC Electronic Materials*	3,408	41
Microchip Technology#	2,197	60
Micron Technology*	10,235	93
Microsoft	92,054	2,638
Molex#	2,007	41
Motorola*	26,679	180
National Semiconductor#	3,370	49
NetApp*	4,046	121
Novell*	4,108	19
Novellus Systems*#	1,151	26
NVIDIA*#	6,782	110
Oracle	46,762	1,153
Paychex	3,848	115
QLogic*	1,364	25
QUALCOMM	20,183	741
Red Hat*	2,003	56
SAIC*	3,671	72
Salesforce.com*#	1,194	81
SanDisk*	2,429	71
Symantec*	9,198	152

	Number of Shares	Value (000)
Tellabs	3,262	$23
Teradata*	2,032	62
Teradyne*#	2,079	21
Texas Instruments	15,293	373
Total System Services#	2,353	34
VeriSign*#	2,295	57
Visa, Cl A#	5,391	460
Western Digital*	2,719	105
Western Union	8,666	137
Xerox	16,548	155
Xilinx#	3,300	85
Yahoo!*	14,230	218

		22,303

Materials — 3.3%
Air Products & Chemicals	2,267	155
Airgas	976	63
AK Steel Holding	1,276	27
Alcoa	11,459	152
Allegheny Technologies#	1,216	53
Ball	1,114	60
Bemis	1,297	38
CF Industries Holdings#	616	65
Cliffs Natural Resources	1,543	87
Dow Chemical	13,518	383
E.I. DuPont de Nemours	10,709	361
Eastman Chemical	1,218	73
Ecolab	2,819	119
FMC	853	49
Freeport-McMoRan Copper & Gold	5,044	379
International Flavors & Fragrances#	930	39
International Paper	5,994	139
MeadWestvaco	2,027	47
Monsanto	6,240	441
Newmont Mining	5,341	263
Nucor	3,753	155
Owens-Illinois*	1,992	59
Pactiv*	2,403	60
PPG Industries#	1,977	122
Praxair	3,400	256
Sealed Air	2,781	57
Sigma-Aldrich	1,079	51
Titanium Metals*#	1,007	12
United States Steel#	2,067	109
Vulcan Materials	1,491	65
Weyerhaeuser#	2,082	84

		4,023

Telecommunication Services — 2.7%
American Tower, Cl A*	4,811	205
AT&T	67,899	1,685
CenturyTel	3,527	121
Frontier Communications#	3,701	29
MetroPCS Communications*#	18,273	113
Qwest Communications International#	17,979	82
Sprint Nextel*	19,507	65
Verizon Communications	33,959	982
Windstream#	5,229	53

		3,335

Utilities — 3.4%
AES*	7,837	92
Allegheny Energy#	2,875	65

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
Ameren	3,462	$86
American Electric Power	5,231	176
CenterPoint Energy	3,514	47
CMS Energy#	2,764	42
Consolidated Edison#	3,722	159
Constellation Energy Group	1,877	66
Dominion Resources	6,690	254
DTE Energy	1,932	84
Duke Energy	14,595	239
Dynegy, Cl A*#	9,456	14
Edison International	4,321	141
Entergy	2,271	172
EQT	1,172	51
Exelon	7,808	338
FirstEnergy	3,655	141
FPL Group	4,925	228
Integrys Energy Group#	909	40
Nicor	539	22
NiSource	3,287	49
Northeast Utilities	2,103	54
NRG Energy*#	2,878	63
Pepco Holdings	2,613	44
PG&E#	4,440	186
Pinnacle West Capital#	1,207	44
PPL	4,490	128
Progress Energy	3,334	128
Progress Energy CVO (A) (B) (C)	2,575	—
Public Service Enterprise Group	6,014	179
Questar	2,069	87
SCANA	1,741	63
Sempra Energy	3,212	158
Southern#	9,051	288
TECO Energy#	2,547	39
Wisconsin Energy	1,391	67
Xcel Energy	5,446	113

		4,147

Total Common Stocks (Cost $95,872)		117,425

EXCHANGE TRADED FUNDS — 0.6%
iShares S&P 500® Index Fund#	3,000	333
SPDR S&P 500® ETF Trust	4,000	443

Total Exchange Traded Funds (Cost $713)		776

AFFILIATED MONEY MARKET FUND — 2.5%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $3,094)	3,093,979	3,094

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.6% (Cost $99,679)		121,295

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 8.7%
Money Market Funds — 5.9%
AIM STIT Liquid Assets Portfolio	1,501,325	1,501
Dreyfus Institutional Cash Advantage Fund	1,136,595	1,137

	Number of Shares	Value (000)
Fidelity Institutional Prime Money Market Portfolio	1,501,325	$1,501
Merrill Lynch Select Institutional Fund	1,517,546	1,518
RBC Prime Money Market Fund	1,501,325	1,501

		7,158

	Par (000)
Repurchase Agreements — 2.8%
Deutsche Bank
0.11% (dated 02/26/10, due 03/01/10, repurchase price $2,836,283, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $2,892,997)	$2,836	2,836
HSBC Securities
0.11% (dated 02/26/10, due 03/01/10, repurchase price $580,906, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $592,079)	581	581

		3,417

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $10,575)		10,575

TOTAL INVESTMENTS — 108.3% (Cost $110,254)**		131,870

Other Assets & Liabilities – (8.3)%		(10,161)

TOTAL NET ASSETS — 100.0%		$121,709

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $117,754.

Gross unrealized appreciation (000)	$22,445
Gross unrealized depreciation (000)	(8,329)

Net unrealized appreciation (000)	$14,116

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 10,575.
(A)	Value is less than $500.
(B)	Illiquid Security
(C)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.

Cl — Class

CVO — Contingent Value Obligation

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

33

PNC S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Composite Index	37	$3,578	03/20/10	$8

Cash in the amount of $315,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)		Other Financial Instruments (000)

Level 1 - Quoted Prices
Affiliated Money Market Fund	$3,094		$—
Common Stocks	117,425		—
Exchange Traded Funds	776		—
Futures	—		8
Short Term Investments Purchased With Collateral From Securities Loaned	5,657		—

Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	4,918		—

Level 3 - Significant Unobservable Inputs	—	(A)	—

Total	$131,870		$8

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000)		Other Financial Instruments (000)

Balance, 05/31/09
Common Stocks	$—	(A)	$—
Accrued discounts/premiums
Common Stocks	—		—
Realized gain (loss)	—		—
Common Stocks	—		—
Change in unrealized appreciation (depreciation)
Common Stocks	—		—
Purchases
Common Stocks	—		—
Sales
Common Stocks	—		—

Balance, 02/28/10	$—	(A)	$—

(A)	Value is less than $500.

See Notes to Schedules of Investments.

34

PNC Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.9%
Consumer Discretionary — 13.5%
Buckle#	105,980	$3,102
Coinstar*#	66,940	1,987
Deckers Outdoor*	33,910	4,076
Gildan Activewear (Canada)*#	87,160	2,058
Penn National Gaming*#	135,350	3,132
Strayer Education#	11,292	2,561
Tractor Supply#	80,130	4,385
Universal Electronics*	72,660	1,641
WMS Industries*#	43,562	1,652

		24,594

Consumer Staples — 2.6%
Casey’s General Stores#	83,940	2,553
Corn Products International#	65,330	2,128

		4,681

Energy — 6.8%
ATP Oil & Gas*#	154,610	2,792
Atwood Oceanics*	48,340	1,618
Contango Oil & Gas*	51,850	2,673
Oil States International*	67,600	2,908
St. Mary Land & Exploration	71,780	2,339

		12,330

Financials — 23.3%
Affiliated Managers Group*#	62,990	4,481
Amtrust Financial Services#	293,550	4,160
Bank of the Ozarks#	146,110	4,489
FirstService (Canada)*#	187,640	3,593
Glacier Bancorp#	204,630	2,967
Investment Technology Group*#	114,540	1,949
Lazard, Cl A (Bermuda)#	103,120	3,705
Montpelier Re Holdings (Bermuda)	187,350	3,324
Portfolio Recovery Associates*#	108,470	5,785
Prosperity Bancshares#	80,710	3,376
RLI#	32,300	1,721
Valley National Bancorp#	207,382	2,986

		42,536

Healthcare — 9.4%
Bio-Reference Labs*#	67,598	2,677
Catalyst Health Solutions*	94,560	3,564
Cubist Pharmaceuticals*	79,620	1,675
NuVasive*#	104,150	4,161
PAREXEL International*	178,850	3,604
Psychiatric Solutions*#	72,360	1,552

		17,233

Industrials — 16.4%
APAC Customer Services*#	434,270	2,250
BE Aerospace*#	252,820	6,548
Curtiss-Wright	47,820	1,533
EMCOR Group*#	124,810	2,873
Esterline Technologies*	78,370	3,225
Harsco	47,750	1,433
Houston Wire & Cable#	214,080	2,627
ICF International*	72,130	1,690
Regal-Beloit	31,860	1,798
Shaw Group (The)*	118,650	4,117
Snap-On#	41,460	1,750

		29,844

	Number of Shares	Value (000)
Information Technology — 15.2%
Comtech Telecommunications*#	96,160	$3,041
Digital River*#	123,780	3,254
Ebix*#	156,080	2,266
FactSet Research Systems#	42,030	2,782
Open Text (Canada)*	87,740	4,268
OSI Systems*#	64,820	1,999
Rofin-Sinar Technologies*	92,140	1,888
TeleCommunication Systems, Cl A*#	365,620	2,786
Trimble Navigation*	92,950	2,497
Tyler Technologies*#	157,970	2,869

		27,650

Materials — 6.5%
AptarGroup	38,970	1,502
Balchem	77,565	1,699
Carpenter Technology	67,230	2,008
Compass Minerals International#	44,020	3,325
Methanex (Canada)#	78,660	1,868
Northgate Minerals (Canada)*	559,440	1,522

		11,924

Telecommunication Services — 1.5%
Atlantic Tele-Network	62,910	2,761

Utilities — 1.7%
UGI	124,000	3,106

Total Common Stocks (Cost $163,518)		176,659

AFFILIATED MONEY MARKET FUND — 7.9%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $14,408)	14,407,901	14,408

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 104.8% (Cost $177,926)		191,067

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 42.1%
Money Market Funds — 28.5%
AIM STIT Liquid Assets Portfolio	10,910,968	10,911
Dreyfus Institutional Cash Advantage Fund	8,260,269	8,260
Fidelity Institutional Prime Money Market Portfolio	10,910,968	10,911
Merrill Lynch Select Institutional Fund	11,028,856	11,029
RBC Prime Money Market Fund	10,910,968	10,911

		52,022

	Par (000)
Repurchase Agreements — 13.6%
Deutsche Bank
0.11% (dated 02/26/10, due 03/01/10, repurchase price $20,612,849, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $21,025,024)	$20,613	20,613

35

PNC Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — continued
HSBC Securities
0.11% (dated 02/26/10, due 03/01/10, repurchase price $4,221,765, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $4,302,968)	$4,218	$4,218

		24,831

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $76,853)		76,853

TOTAL INVESTMENTS — 146.9% (Cost $254,779)**		267,920

Other Assets & Liabilities – (46.9)%		(85,569)

TOTAL NET ASSETS — 100.0%		$182,351

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $256,102.

Gross unrealized appreciation (000)	$22,606
Gross unrealized depreciation (000)	(10,788)

Net unrealized appreciation (000)	$11,818

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 76,706.

Cl — Class

See Notes to Schedules of Investments.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

Russell Mini	105	$6,256	03/20/10	$337

Cash in the amount of $420,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)

Level 1 - Quoted Prices
Affiliated Money Market Fund	$14,408	$—
Common Stocks	176,659	—
Futures	—	337
Short Term Investments Purchased With Collateral From Securities Loaned	52,022	—

Level 2 - Other Significant Observable Inputs
Short Term Investments Purchased With Collateral From Securities Loaned	24,831
Level 3 - Significant Unobservable Inputs	—	—

Totals	$267,920	$337

See Notes to Schedules of Investments.

36

PNC Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 11.6%
Automotive — 4.9%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	$2,532	$2,578
Honda Auto Receivables Owner Trust, Series 2010-1, Cl A3
1.250%, 10/21/13	1,965	1,966
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	3,465	3,626
USAA Auto Owner Trust, Series 2008-1, Cl A-3
4.160%, 04/16/12	1,213	1,231
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A3
1.310%, 01/20/14	1,565	1,570
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	764	775

		11,746

Credit Cards — 2.3%
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	2,720	2,743
MBNA Credit Card Master Note Trust, Series 2005-A3, Cl A3
4.100%, 10/15/12	2,720	2,741

		5,484

Mortgage Related — 0.1%
Bear Stearns, Series 1999-2, Cl AF2
8.247%, 10/25/29 (A)	283	244

Utilities — 4.3%
JCP&L Transition Funding LLC, Series 2002-A, Cl A3
5.810%, 12/05/15	4,065	4,469
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	5,050	6,007

		10,476

Total Asset Backed Securities (Cost $26,437)		27,950

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	10,000	10,654
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	6,000	6,257
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39	1,824	1,857

Total Collateralized Mortgage Obligations (Cost $17,076)		18,768

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (B)	5,650	5,767

	Par (000)	Value (000)
First Union National Bank Commercial
Mortgage, Series 2001-C4, Cl A2
6.223%, 12/12/33	$575	$605

Total Commercial Mortgage-Backed Securities (Cost $6,195)		6,372

CORPORATE BONDS — 30.3%
Cable — 0.9%
Comcast
5.150%, 03/01/20	570	575
6.400%, 05/15/38	350	357
Cox Communications
4.625%, 06/01/13	550	584
Time Warner Cable
5.850%, 05/01/17	665	715

		2,231

Consumer Discretionary — 0.2%
Hasbro
6.300%, 09/15/17	466	504

Consumer Staples — 0.3%
Delhaize Group SA
5.875%, 02/01/14#	575	634

Energy — 2.4%
Anadarko Petroleum
8.700%, 03/15/19	550	691
ConocoPhillips
5.750%, 02/01/19#	375	412
Enterprise Products Operating LLC
6.650%, 04/15/18	310	344
EQT
8.125%, 06/01/19	610	730
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	510	558
Nexen
5.875%, 03/10/35	830	792
Petro-Canada
6.050%, 05/15/18	650	703
Sunoco
9.625%, 04/15/15#	600	728
XTO Energy
5.750%, 12/15/13	730	817

		5,775

Financials — 8.1%
American Express Bank FSB
5.550%, 10/17/12#	1,075	1,150
Ameriprise Financial
7.300%, 06/28/19	665	765
Bank of America (MTN)
5.650%, 05/01/18	1,300	1,297
Barclays Bank PLC
6.750%, 05/22/19#	570	630
BNY Mellon (MTN)
3.100%, 01/15/15	640	643
Capital One Bank USA NA
6.500%, 06/13/13#	375	410
Caterpillar Financial Services (MTN)
5.450%, 04/15/18#	650	693

PNC Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Citigroup
5.125%, 05/05/14	$1,305	$1,336
Credit Suisse AG
5.400%, 01/14/20	735	738
Credit Suisse NY
5.500%, 05/01/14#	550	601
General Electric Capital (MTN)
5.875%, 01/14/38#	2,000	1,857
Goldman Sachs Group
5.950%, 01/18/18#	1,205	1,265
6.150%, 04/01/18	430	454
JPMorgan Chase
6.000%, 01/15/18	1,800	1,950
JPMorgan Chase Capital XV
5.875%, 03/15/35	600	538
Merrill Lynch (MTN)
6.875%, 04/25/18	635	669
MetLife
7.717%, 02/15/19#	590	686
Morgan Stanley
5.300%, 03/01/13	460	490
6.000%, 05/13/14	565	611
USB Capital XIII Trust
6.625%, 12/15/39	775	770
Wachovia Capital Trust III
5.800%, 03/15/42 (B)	1,260	1,014
Westpac Banking
4.200%, 02/27/15#	925	954

		19,521

Food, Beverage & Tobacco — 0.6%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (C)	625	752
PepsiCo
5.500%, 01/15/40	660	670

		1,422

Industrials — 2.1%
CRH America
8.125%, 07/15/18	725	857
FedEx
7.375%, 01/15/14	520	601
Ingersoll-Rand Global Holding
9.500%, 04/15/14#	620	758
Koninklijke Philips Electronics NV
6.875%, 03/11/38#	700	791
Lockheed Martin
5.500%, 11/15/39	1,425	1,409
United Technologies
5.700%, 04/15/40	600	610

		5,026

Insurance — 1.1%
Berkshire Hathaway Finance
5.750%, 01/15/40	500	496
Hartford Financial Services Group
6.300%, 03/15/18	645	667
Principal Financial Group
8.875%, 05/15/19	625	761

	Par (000)	Value (000)
Prudential Financial (MTN)
7.375%, 06/15/19#	$685	$788

		2,712

Materials — 0.2%
Newmont Mining
5.125%, 10/01/19#	580	586

Real Estate Investment Trusts — 1.1%
AMB Property LP
6.625%, 12/01/19	370	378
Digital Realty Trust LP
5.875%, 02/01/20 (C)	975	964
Realty Income
6.750%, 08/15/19	705	719
Simon Property Group LP
6.750%, 05/15/14#	435	482

		2,543

Retail — 1.8%
AutoZone
6.500%, 01/15/14	640	714
Home Depot
5.875%, 12/16/36#	625	612
Kohl’s
6.875%, 12/15/37	650	726
Kroger
6.400%, 08/15/17	90	101
Staples
9.750%, 01/15/14	600	734
TJX
6.950%, 04/15/19	595	704
Wal-Mart Stores
5.250%, 09/01/35	650	634

		4,225

Technology — 0.5%
International Business Machines
7.625%, 10/15/18	600	743
KLA-Tencor
6.900%, 05/01/18	475	518

		1,261

Telecommunications — 2.1%
AT&T
6.300%, 01/15/38	1,150	1,171
British Telecommunications PLC
9.125%, 12/15/10	575	611
Corning
6.200%, 03/15/16	750	814
GTE
6.940%, 04/15/28	1,525	1,607
Telecom Italia Capital SA
6.999%, 06/04/18#	550	603
Verizon Communications
7.350%, 04/01/39#	100	117

		4,923

38

	Par (000)	Value (000)
CORPORATE BONDS — continued
U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 5.7%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	$1,200	$1,252
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11	1,335	1,385
General Electric Capital (TLGP) (FDIC)
2.125%, 12/21/12#	5,245	5,330
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12#	695	710
2.125%, 12/26/12#	4,250	4,323
State Street (TLGP) (FDIC)
2.150%, 04/30/12#	710	725

		13,725

Utilities — 3.2%
Appalachian Power
4.950%, 02/01/15	875	932
Baltimore Gas & Electric
6.125%, 07/01/13	905	1,007
Bruce Mansfield Unit
6.850%, 06/01/34	570	567
Dominion Resources
7.000%, 06/15/38#	530	607
Duke Energy Carolinas LLC
5.300%, 02/15/40	895	865
Exelon Generation LLC
5.200%, 10/01/19	550	560
Midamerican Energy Holdings
6.125%, 04/01/36#	1,075	1,106
Nisource Finance
6.400%, 03/15/18#	880	945
Potomac Electric Power
6.500%, 11/15/37#	360	396
Progress Energy
4.875%, 12/01/19#	370	365
Puget Sound Energy
5.757%, 10/01/39	400	393

		7,743

Total Corporate Bonds (Cost $68,559)		72,831

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
Federal Home Loan Mortgage Corporation — 0.2%
Federal Home Loan Mortgage Corporation
2.000%, 09/28/12	550	553

Federal National Mortgage Association — 1.1%
Federal National Mortgage Association
3.000%, 10/29/14	2,475	2,496

Total U.S. Government Agency Obligations (Cost $3,021)		3,049

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 28.2%
Federal Home Loan Mortgage Corporation — 0.2%
9.500%, 10/01/20	76	86
8.500%, 09/01/16	2	3
8.000%, 07/01/25	67	78
7.500%, 05/01/11	18	19
7.000%, 11/01/10	10	10

	Par (000)	Value (000)
7.000%, 11/01/28	$289	$320
6.500%, 11/01/10	2	2

		518

Federal National Mortgage Association — 27.2%
9.500%, 05/01/18	10	11
9.000%, 11/01/24	167	194
7.000%, 01/01/33	532	591
7.000%, 10/01/33	121	134
6.500%, 12/01/37	4,432	4,737
6.000%, 07/01/28	1	1
6.000%, 01/01/34	145	156
6.000%, 11/01/35	225	240
6.000%, 09/01/36	6,598	7,020
6.000%, 02/01/37	475	505
6.000%, 07/01/37	2,368	2,516
6.000%, 08/01/38	1,181	1,254
6.000%, 09/01/38	2,895	3,075
5.500%, 12/01/33	6,984	7,394
5.500%, 05/01/35	1,219	1,287
5.500%, 12/01/36	6,447	6,807
5.000%, 06/01/20	3,196	3,395
5.000%, 10/01/35	8,725	9,074
5.000%, 11/01/35	833	866
4.500%, 08/01/20	5,522	5,823
4.500%, 10/01/20	2,560	2,694
4.500%, 03/01/21	4,598	4,848
4.500%, 09/01/35	2,824	2,881

		65,503

Government National Mortgage Association — 0.8%
8.500%, 11/15/21	34	39
8.500%, 07/15/22	13	15
8.250%, 04/20/17	3	3
8.000%, 01/15/30	235	270
6.500%, 06/15/32	158	172
6.500%, 10/15/33	203	220
6.000%, 08/15/32	83	90
6.000%, 02/15/33	747	806
6.000%, 11/15/33	173	187
6.000%, 11/15/34	8	9

		1,811

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $64,126)		67,832

U.S. TREASURY OBLIGATIONS — 16.7%
U.S. Treasury Bonds — 8.3%
5.375%, 02/15/31#	4,025	4,553
4.250%, 08/15/14	14,010	15,383

		19,936

U.S. Treasury Inflationary Index Bond (TIP) — 3.4%
1.625%, 01/15/18	7,690	8,177

U.S. Treasury Notes — 5.0%
1.375%, 04/15/12	3,675	3,715
2.750%, 02/15/19	6,135	5,787
4.250%, 08/15/13	290	317

39

PNC Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
4.875%, 07/31/11	$2,120	$2,252

		12,071

Total U.S. Treasury Obligations (Cost $40,344)		40,184

	Number of Shares
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	60,500	66
Freddie Mae	44,080	50

Total Preferred Stocks (Cost $2,502)		116

AFFILIATED MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $2,198)	2,198,212	2,198

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.6% (Cost $230,458)		239,300

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 11.9%
Money Market Funds — 8.1%
AIM STIT Liquid Assets Portfolio	4,074,473	4,075
Dreyfus Institutional Cash Advantage Fund	3,084,625	3,085
Fidelity Institutional Prime Money Market Portfolio	4,074,473	4,074
Merrill Lynch Select Institutional Fund	4,118,496	4,119
RBC Prime Money Market Fund	4,074,473	4,074

		19,427

	Par (000)
Repurchase Agreements — 3.8%
Deutsche Bank
0.11% (dated 02/26/10, due 03/01/10, repurchase price $7,697,438, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $7,851,356)	$7,697	7,697

	Par (000)	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Repurchase Agreements — continued
HSBC Securities
0.11% (dated 02/26/10, due 03/01/10, repurchase price $1,576,530, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $1,606,854)	$1,575	$1,575

		9,272

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $28,699)		28,699

TOTAL INVESTMENTS — 111.5% (Cost $259,157)*		267,999

Other Assets & Liabilities – (11.5)%		(27,644)

TOTAL NET ASSETS — 100.0%		$240,355

*	Aggregate cost for Federal income tax purposes is (000) $259,204.

Gross unrealized appreciation (000)	$12,133
Gross unrealized depreciation (000)	(3,338)

Net unrealized appreciation (000)	$8,795

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 28,699.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on February 28, 2010.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2010.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,716 and represents 0.7% of net assets as of February 28, 2010.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TIP —	Par Value reflects the settled par value not adjusted for changes in the Consumer Price Index.

TLGP — Temporary Liquidity Guarantee Program

See Notes to Schedules of Investments.

40

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$2,198	$—
Preferred Stocks	116	—
Short Term Investments Purchased With Collateral From Securities Loaned	15,352	—
Level 2 - Other Significant Observable Inputs
Asset Backed Securities	27,950	—
Collateralized Mortgage Obligations	18,768	—
Commercial Mortgage-Backed Securities	6,372	—
Corporate Bonds	72,831	—
Short Term Investments Purchased With Collateral From Securities Loaned	13,347
U.S. Government Agency Mortgage-Backed Obligations	67,832	—
U.S. Government Agency Obligations	3,049
U.S. Treasury Obligations	40,184	—
Level 3 - Significant Unobservable
Inputs	—	—

Total	$267,999	$—

See Notes to Schedules of Investments.

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000)		Other Financial Instruments (000)
Balance, 05/31/09
Collateralized Mortgage Obligation	$—		$—
Accrued discounts/premiums
Collateralized Mortgage Obligation	–(A	)	—
Realized gain (loss)
Collateralized Mortgage Obligation	–(A	)	—
Change in unrealized appreciation (depreciation)
Collateralized Mortgage Obligation	16		—
Purchases
Collateralized Mortgage Obligation	1,848		—
Sales
Collateralized Mortgage Obligation	(1,858)		—
Paydowns
Collateralized Mortgage Obligation	(6)		—
Transfers in and/or out of Level 3
Collateralized Mortgage Obligation	—		—

Balance, 02/28/10	$—		$—

(A) Value is less than $500.

See Notes to Schedules of Investments.

41

PNC Government Mortgage Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.5%
Fannie Mae, Series 1992-29, Cl Z
8.000%, 02/25/22	$6	$7
Fannie Mae, Series 2003-56, Cl MB
4.500%, 06/25/18	1,292	1,356
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	56	62
Freddie Mac, Series 2642, Cl JE
5.000%, 09/15/32	1,500	1,603
Freddie Mac, Series 2723, Cl PD
5.500%, 05/15/32	2,131	2,271
Freddie Mac, Series 2881, Cl TE
5.000%, 07/15/33	5,140	5,424
Freddie Mac, Series 3064, Cl OG
5.500%, 06/15/34	1,050	1,129
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I
8.250%, 06/25/19 (A)	95	87

Total Collateralized Mortgage Obligations (Cost $11,282)		11,939

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 91.4%
Federal Home Loan Mortgage Corporation — 7.3%
12.250%, 08/01/15	22	23
9.000%, 04/01/16 to 09/01/20	78	86
8.750%, 05/01/17	14	15
8.500%, 09/01/17 to 01/01/22	82	90
8.000%, 02/01/17 to 03/01/22	61	67
7.000%, 05/01/31	92	102
6.000%, 10/01/32	675	732
5.500%, 03/01/28 to 12/01/36	6,492	6,874
5.000%, 11/01/35	3,455	3,601

		11,590

Federal National Mortgage Association — 74.9%
12.500%, 05/01/15	17	19
11.250%, 05/01/14	10	11
10.000%, 06/01/21	12	14
9.000%, 02/01/17 to 10/01/19	11	13
8.500%, 11/01/21 to 09/01/23	31	35
8.000%, 02/01/23 to 03/01/23	12	14
7.500%, 09/01/22 to 05/01/32	489	551
7.000%, 12/01/15 to 10/01/32	527	583
6.500%, 12/01/12 to 02/01/38	7,126	7,645
6.000%, 06/01/27 to 08/01/38	26,741	28,454
5.500%, 09/01/17 to 12/01/36	36,518	38,690
5.000%, 06/01/18 to 11/01/35	27,809	29,078
4.500%, 04/01/18 to 01/01/40	10,481	10,965
4.000%, 04/01/39	3,260	3,215

		119,287

Government National Mortgage Association — 9.2%
17.000%, 11/15/11	15	17
15.000%, 06/15/11 to 01/15/13	232	264

	Par (000)	Value (000)
14.500%, 09/15/12	$1	$2
14.000%, 05/15/11 to 02/15/15	71	80
13.500%, 05/15/10 to 01/20/15	97	113
13.000%, 11/15/10 to 06/20/15	119	136
12.500%, 04/15/10 to 01/20/16	116	131
12.000%, 08/15/12 to 09/15/15	124	139
11.500%, 02/15/13 to 08/15/14	41	46
9.250%, 12/15/16 to 05/15/21	35	40
9.000%, 10/15/10 to 11/15/24	240	272
8.750%, 12/15/16	41	45
8.500%, 01/15/17 to 09/15/24	220	249
8.000%, 04/15/17 to 05/20/30	610	700
7.500%, 09/20/15 to 09/20/30	1,194	1,345
7.000%, 12/15/10 to 06/15/32	2,047	2,281
6.500%, 10/15/22 to 09/15/31	1,590	1,715
6.000%, 07/20/29	531	574
5.000%, 10/15/39	2,968	3,100
4.500%, 03/15/39	3,347	3,412

		14,661

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $137,813)		145,538

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $1,632)	1,631,746	1,632

TOTAL INVESTMENTS — 99.9% (Cost $150,727)*		159,109

Other Assets & Liabilities – 0.1%		146

TOTAL NET ASSETS — 100.0%		$159,255

*	Aggregate cost for Federal income tax purposes is (000) $150,727.

Gross unrealized appreciation (000)	$8,398
Gross unrealized depreciation (000)	(16)

Net unrealized appreciation (000)	$8,382

†	See Note 2 in Notes to Schedules of Investments.
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.

Cl — Class

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$1,632	$—
Level 2 - Other Significant Observable Inputs
Collateralized Mortgage Obligations	11,852	—
U.S. Government Agency Mortgage-Backed Obligations	145,538	—
Level 3 - Significant Unobservable Inputs
Collateralized Mortgage Obligations	87

Total	$159,109	$—

See Notes to Schedules of Investments.

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000)	Other Financial Instruments (000)
Balance, 05/31/09
Collateralized Mortgage Obligation	$—	$—
Accrued discounts/premiums
Collateralized Mortgage Obligation	–(A )	—
Realized gain (loss)
Collateralized Mortgage Obligation	(1)	—
Change in unrealized appreciation (depreciation)
Collateralized Mortgage Obligation	(7)	—
Purchases
Collateralized Mortgage Obligation		—
Sales
Collateralized Mortgage Obligation	—	—
Paydowns
Collateralized Mortgage Obligation	(38)	—
Transfers in and/or out of Level 3
Collateralized Mortgage Obligation	133	—

Balance, 02/28/10	$87	$—

(A) Value is less than $500.

See Notes to Schedules of Investments.

43

PNC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 96.7%
Airlines — 1.6%
Delta Air Lines
9.500%, 09/15/14 (A)	$200	$204

Automotive — 3.4%
Ford Motor Credit
7.250%, 10/25/11	300	304
Motors Liquidation
8.375%, 07/15/33# (B)	405	123

		427

Cable — 6.1%
Belo
8.000%, 11/15/16#	250	259
CSC Holdings
8.500%, 06/15/15 (A)	225	236
DISH DBS
7.750%, 05/31/15	275	285

		780

Consumer Discretionary — 1.6%
Mohawk Industries
6.875%, 01/15/16#	200	199

Consumer Non-Cyclical — 3.3%
Hanesbrands
8.000%, 12/15/16	250	255
Quiksilver
6.875%, 04/15/15	200	171

		426

Consumer Services — 15.3%
Browning-Ferris Industries
9.250%, 05/01/21	50	61
Education Management LLC
8.750%, 06/01/14	250	256
Iron Mountain
8.750%, 07/15/18	200	208
MGM Mirage
11.125%, 11/15/17 (A)	165	178
Royal Caribbean Cruises
11.875%, 07/15/15	375	425
Speedway Motorsports
6.750%, 06/01/13	100	98
Ticketmaster Entertainment
10.750%, 08/01/16	345	379
Universal City Development Partners
10.875%, 11/15/16 (A)	250	259
Wynn Las Vegas Capital
6.625%, 12/01/14	90	87

		1,951

Consumer Staples — 2.3%
Constellation Brands
8.375%, 12/15/14	175	186
TreeHouse Foods
7.750%, 03/01/18	100	103

		289

Energy — 16.0%
Chesapeake Energy
6.625%, 01/15/16	300	289

	Par (000)	Value (000)
Cloud Peak Energy Resources LLC
8.500%, 12/15/19# (A)	$100	$101
Copano Energy LLC
7.750%, 06/01/18#	90	88
Encore Acquisition
9.500%, 05/01/16#	340	362
MarkWest Energy Partners LP
8.500%, 07/15/16	300	301
OPTI Canada
9.000%, 12/15/12 (A)	300	305
Peabody Energy
7.875%, 11/01/26	135	138
PHI
7.125%, 04/15/13	300	290
Tesoro
6.625%, 11/01/15	185	172

		2,046

Financials — 3.8%
Wells Fargo Capital XV
9.750%, 12/29/49 (C)	450	489

Food, Beverage & Tobacco — 0.8%
Del Monte
7.500%, 10/15/19 (A)	100	101

Healthcare — 5.8%
HCA
8.500%, 04/15/19 (A)	450	483
Talecris Biotherapeutics Holdings
7.750%, 11/15/16 (A)	250	251

		734

Industrials — 11.3%
Baldor Electric
8.625%, 02/15/17	185	190
Clean Harbors
7.625%, 08/15/16	100	101
H&E Equipment Services
8.375%, 07/15/16	160	159
Hawker Beechcraft Acquisition LLC
8.500%, 04/01/15#	300	227
K Hovnanian Enterprises
10.625%, 10/15/16	400	418
Terex
7.375%, 01/15/14#	125	125
10.875%, 06/01/16	100	109
USG
6.300%, 11/15/16	125	110

		1,439

Materials — 4.0%
Ball
7.125%, 09/01/16	100	104
Owens-Illinois
7.800%, 05/15/18	145	148
Reynolds Group Issuer LLC
7.750%, 10/15/16 (A)	150	152
Rock-Tenn
9.250%, 03/15/16	100	109

		513

44

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — 2.5%
GameStop
8.000%, 10/01/12	$210	$216
Limited Brands
8.500%, 06/15/19#	100	107

		323

Technology — 7.7%
BE Aerospace
8.500%, 07/01/18	250	262
Spirit Aerosystems
7.500%, 10/01/17 (A)	100	99
Sungard Data Systems
10.625%, 05/15/15	385	416
TransDigm
7.750%, 07/15/14	200	199

		976

Telecommunications — 1.5%
Sprint Nextel
8.375%, 08/15/17#	200	194

Transportation — 4.4%
Hertz
10.500%, 01/01/16#	230	238
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	79	81
8.000%, 02/01/18 (A)	250	247

		566

Utilities — 5.3%
Edison Mission Energy
7.750%, 06/15/16	100	80
NRG Energy
7.250%, 02/01/14	220	221
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15	500	374

		675

Total Corporate Bonds (Cost $11,382)		12,332

	Number of Shares
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	10,000	11
Freddie Mae	3,000	3

Total Preferred Stocks (Cost $325)		14

AFFILIATED MONEY MARKET FUND — 2.1%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $264)	264,277	264

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 98.9% (Cost $11,971)		12,610

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 13.0%
Money Market Funds — 8.8%
AIM STIT Liquid Assets Portfolio	236,363	$236
Dreyfus Institutional Cash Advantage Fund	178,941	179
Fidelity Institutional Prime Money Market Portfolio	236,363	237
Merrill Lynch Select Institutional Fund	238,917	239
RBC Prime Money Market Fund	236,363	236

		1,127

	Par (000)
Repurchase Agreements — 4.2%
Deutsche Bank
0.11% (dated 02/26/10, due 03/01/10, repurchase price $446,534, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $455,463)	$447	447
HSBC Securities
0.11% (dated 02/26/10, due 03/01/10, repurchase price $91,456, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $93,215)	91	91

		538

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $1,665)		1,665

TOTAL INVESTMENTS — 111.9% (Cost $13,636)*		14,275

Other Assets & Liabilities – (11.9)%		(1,519)

TOTAL NET ASSETS — 100.0%		$12,757

*	Aggregate cost for Federal income tax purposes is (000) $13,724.

Gross unrealized appreciation (000)	$965
Gross unrealized depreciation (000)	(414)

Net unrealized appreciation (000)	$551

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 1,665.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $2,616 and represents 20.5% of net assets as of February 28, 2010.
(B)	Security in default.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2010.

LLC — Limited Liability Company

LP — Limited Partnership

See Notes to Schedules of Investments.

45

PNC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$264	$—
Preferred Stocks	14	—
Short Term Investments Purchased With Collateral From Securities Loaned	891	—
Level 2 - Other Significant Observable Inputs
Corporate Bonds	12,332	—
Short Term Investments Purchased With Collateral From Securities Loaned	774	—
Level 3 - Significant Unobservable
Inputs	—	—

Total	$14,275	$—

See Notes to Schedules of Investments.

46

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 10.1%
Automotive — 4.6%
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A3A
4.680%, 10/15/12	$4,010	$4,139
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	3,088	3,143
Honda Auto Receivables Owner Trust, Series 2010-1, Cl A3
1.250%, 10/21/13	2,865	2,867
USAA Auto Owner Trust, Series 2007-2, Cl A3
4.900%, 02/15/12	1,269	1,283
USAA Auto Owner Trust, Series 2009-2, Cl A3
1.540%, 02/18/14	2,000	2,016
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A3
1.310%, 01/20/14	2,140	2,147
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	716	726

		16,321

Credit Cards — 3.5%
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	3,505	3,534
Citibank Credit Card Issuance Trust, Series 2009-A5, Cl A5
2.250%, 12/23/14	3,145	3,166
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	5,420	5,516

		12,216

Utilities — 2.0%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	7,138

Total Asset Backed Securities (Cost $34,525)		35,675

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	5,877
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	5,301

Total Collateralized Mortgage Obligations (Cost $10,358)		11,178

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.4%
Banc of America Commercial Mortgage, Series 2006-3, Cl A1
5.685%, 07/10/44	1,356	1,378

(Cost $1,362)

	Par (000)	Value (000)
CORPORATE BONDS — 43.3%
Automotive — 0.3%
PACCAR
6.875%, 02/15/14#	$850	$979

Cable — 0.7%
Comcast
5.700%, 05/15/18	580	616
Cox Communications
4.625%, 06/01/13	760	806
Time Warner Cable
5.850%, 05/01/17	885	952

		2,374

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	1,026	1,109

Consumer Staples — 0.7%
Clorox
5.000%, 03/01/13#	1,010	1,095
Mead Johnson Nutrition
3.500%, 11/01/14 (A)	1,350	1,356

		2,451

Energy — 3.1%
Anadarko Petroleum
8.700%, 03/15/19	800	1,006
ConocoPhillips
5.750%, 02/01/19#	870	955
Enterprise Products Operating LLC
6.650%, 04/15/18	1,130	1,254
EQT
8.125%, 06/01/19	875	1,047
Hess
8.125%, 02/15/19#	810	990
Kinder Morgan Energy Partners LP
5.950%, 02/15/18	1,100	1,186
Nexen
6.200%, 07/30/19	900	975
Petro-Canada
6.050%, 05/15/18	940	1,017
Sunoco
9.625%, 04/15/15#	750	910
XTO Energy
4.900%, 02/01/14#	1,610	1,750

		11,090

Financials — 11.3%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13#	1,320	1,439
American Express
7.000%, 03/19/18#	53	59
American Express Bank FSB
5.550%, 10/17/12#	1,625	1,738
Ameriprise Financial
7.300%, 06/28/19	970	1,115
Bank of America (MTN)
5.650%, 05/01/18	3,865	3,855
Bank of Nova Scotia
3.400%, 01/22/15	750	765
Barclays Bank PLC
6.750%, 05/22/19#	1,025	1,132

47

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
BB&T (MTN)
5.700%, 04/30/14	$1,515	$1,658
BP Capital Markets PLC
3.625%, 05/08/14	700	730
Caterpillar Financial Services (MTN)
6.125%, 02/17/14	1,480	1,671
5.450%, 04/15/18	825	880
Citigroup
5.125%, 05/05/14	2,775	2,841
Credit Suisse AG
5.400%, 01/14/20	1,620	1,627
Deutsche Bank
4.875%, 05/20/13	1,500	1,613
General Electric Capital
5.625%, 05/01/18	2,425	2,494
Goldman Sachs Group
5.950%, 01/18/18#	1,152	1,209
6.150%, 04/01/18	1,540	1,627
JPMorgan Chase
6.000%, 01/15/18	4,120	4,462
Merrill Lynch (MTN)
6.875%, 04/25/18	1,110	1,170
Morgan Stanley
5.300%, 03/01/13	1,200	1,277
6.000%, 05/13/14	725	784
TIAA Global Markets
4.950%, 07/15/13 (A)	1,000	1,084
UBS AG (MTN)
5.750%, 04/25/18#	925	954
Wachovia (MTN)
5.750%, 02/01/18#	1,275	1,345
Wells Fargo
3.750%, 10/01/14#	715	724
Westpac Banking
4.200%, 02/27/15	1,425	1,470

		39,723

Food, Beverage & Tobacco — 2.0%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (A)	750	903
ConAgra Foods
5.875%, 04/15/14	825	913
Diageo Capital PLC
5.750%, 10/23/17#	1,150	1,250
General Mills
5.650%, 02/15/19#	975	1,050
PepsiCo
7.900%, 11/01/18#	2,247	2,810

		6,926

Industrials — 3.2%
Boeing
1.875%, 11/20/12	975	984
CRH America
8.125%, 07/15/18	900	1,064
FedEx
7.375%, 01/15/14	975	1,127
GATX
4.750%, 10/01/12	940	977
General Electric
5.250%, 12/06/17#	3,280	3,442

	Par (000)	Value (000)
Ingersoll-Rand Global Holding
9.500%, 04/15/14#	$850	$1,039
Koninklijke Philips Electronics NV
5.750%, 03/11/18#	950	1,019
Lockheed Martin
4.250%, 11/15/19	1,775	1,737

		11,389

Insurance — 2.8%
Berkshire Hathaway Inc
3.200%, 02/11/15	3,500	3,534
Hartford Financial Services Group
6.300%, 03/15/18	980	1,013
MetLife
6.817%, 08/15/18	925	1,019
New York Life Global Funding
4.650%, 05/09/13 (A)	1,340	1,432
Principal Financial Group
8.875%, 05/15/19	875	1,065
Prudential Financial (MTN)
7.375%, 06/15/19#	965	1,110
Reinsurance Group of America
6.450%, 11/15/19	825	850

		10,023

Materials — 0.3%
Newmont Mining
5.125%, 10/01/19#	895	904

Real Estate Investment Trusts — 1.2%
AMB Property LP
6.625%, 12/01/19	450	460
Digital Realty Trust LP
5.875%, 02/01/20 (A)	1,510	1,493
Realty Income
5.950%, 09/15/16	1,035	1,052
Simon Property Group LP
6.750%, 05/15/14#	980	1,086

		4,091

Retail — 1.6%
AutoZone
6.500%, 01/15/14	850	949
Home Depot
5.250%, 12/16/13	925	1,004
Kroger
5.000%, 04/15/13	1,050	1,125
Staples
9.750%, 01/15/14	850	1,039
TJX
6.950%, 04/15/19	1,300	1,538

		5,655

Technology — 1.2%
Amphenol
4.750%, 11/15/14	1,100	1,131
Analog Devices
5.000%, 07/01/14	455	487
International Business Machines
7.625%, 10/15/18	1,100	1,362
KLA-Tencor
6.900%, 05/01/18	575	628

48

	Par (000)	Value (000)
CORPORATE BONDS — continued
Technology — continued
Xerox
5.625%, 12/15/19	$430	$444

		4,052

Telecommunications — 2.6%
AT&T
5.100%, 09/15/14	1,735	1,889
British Telecommunications PLC
9.125%, 12/15/10	750	797
Cellco Partnership/Verizon Wireless Capital
5.550%, 02/01/14#	1,025	1,129
Corning
6.200%, 03/15/16	425	461
6.625%, 05/15/19	860	966
Deutsche Telekom International Finance BV
5.750%, 03/23/16	1,250	1,350
GTE
6.840%, 04/15/18	590	654
Telecom Italia Capital SA
6.999%, 06/04/18#	845	927
Verizon Communications
5.550%, 02/15/16#	425	463
6.350%, 04/01/19#	535	593

		9,229

Transportation — 0.6%
Norfolk Southern
5.750%, 01/15/16	900	990
Union Pacific
5.750%, 11/15/17	1,068	1,161

		2,151

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 8.3%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	1,500	1,565
Citigroup (TLGP) (FDIC)
2.875%, 12/09/11#	2,855	2,954
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11	6,760	7,014
General Electric Capital (TLGP) (FDIC)
2.125%, 12/21/12#	7,295	7,414
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11#	925	936
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12#	870	888
2.125%, 12/26/12#	7,280	7,405
State Street (TLGP) (FDIC)
2.150%, 04/30/12#	1,005	1,026

		29,202

Utilities — 3.1%
Appalachian Power
4.950%, 02/01/15	975	1,039
Baltimore Gas & Electric
6.125%, 07/01/13	1,150	1,279
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	1,145	1,314
Dominion Resources
5.000%, 03/15/13	960	1,028

	Par (000)	Value (000)
Duke Energy Indiana
6.050%, 06/15/16	$1,070	$1,197
Exelon Generation LLC
6.200%, 10/01/17	875	961
Metropolitan Edison
7.700%, 01/15/19#	900	1,059
Midamerican Energy Holdings
5.750%, 04/01/18#	1,335	1,420
Nisource Finance
6.400%, 03/15/18	875	939
Progress Energy
4.875%, 12/01/19	800	790

		11,026

Total Corporate Bonds (Cost $143,019)		152,374

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 10.3%
Federal National Mortgage Association — 10.3%
6.000%, 10/01/36	3,594	3,824
6.000%, 07/01/37	2,105	2,236
5.500%, 12/01/36	4,768	5,034
5.500%, 03/01/38	4,218	4,447
5.000%, 02/01/35	6,509	6,780
5.000%, 03/01/36	4,989	5,189
4.500%, 08/01/20	5,285	5,573
4.500%, 04/01/23	3,159	3,295

		36,378

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $34,517)		36,378

U.S. GOVERNMENT AGENCY OBLIGATION — 3.5%
Federal National Mortgage Association — 3.5%
1.750%, 03/23/11	12,015	12,178
(Cost $12,045)

U.S. TREASURY OBLIGATIONS — 28.5%
U.S. Treasury Inflationary Index Bond (TIP) — 3.1%
1.625%, 01/15/18	10,460	11,122

U.S. Treasury Notes — 25.4%
4.875%, 07/31/11	16,320	17,337
4.875%, 08/15/16	415	466
4.750%, 05/15/14#	10,415	11,628
4.250%, 08/15/13	29,980	32,734
2.750%, 02/15/19#	11,445	10,797
2.375%, 03/31/16	14,630	14,325
1.375%, 04/15/12	2,090	2,113

		89,400

Total U.S. Treasury Obligations (Cost $99,955)		100,522

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.3%

PNC Advantage Institutional Money Market Fund, Class I† (Cost $1,073)	1,073,419	$1,073

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.6% (Cost $336,854)		350,756

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 14.1%

Money Market Funds — 9.5%

AIM STIT Liquid Assets Portfolio	7,043,629	7,044
Dreyfus Institutional Cash Advantage Fund	5,332,457	5,332
Fidelity Institutional Prime Money Market Portfolio	7,043,629	7,043
Merrill Lynch Select Institutional Fund	7,119,732	7,120
RBC Prime Money Market Fund	7,043,629	7,044

		33,583

	Par (000)
Repurchase Agreements — 4.6%
Deutsche Bank 0.11% (dated 02/26/10, due 03/01/10, repurchase price $13,306,726, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $13,572,808)	$13,307	13,307
HSBC Securities 0.11% (dated 02/26/10, due 03/01/10, repurchase price $2,725,381, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $2,777,802)	2,723	2,723

		16,030

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $49,613)		49,613

TOTAL INVESTMENTS — 113.7%
(Cost $386,467)*		400,369

Other Assets & Liabilities — (13.7)%		(48,280)

TOTAL NET ASSETS — 100.0%		$352,089

*	Aggregate cost for Federal income tax purposes is (000) $386,942.

Gross unrealized appreciation (000)	$13,828
Gross unrealized depreciation (000)	(401)

Net unrealized appreciation (000)	$13,427

† See Note 2 in Notes to Schedules of Investments.

# Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 49,613.

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $6,268 and represents 1.78% of net assets as of February 28, 2010.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TIP — Par Value reflects the settled par value not adjusted for changes in the Consumer Price Index.

TLGP — Temporary Liquidity Guarantee Program

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$1,073	$–
Short Term Investments Purchased With Collateral From Securities Loaned	26,540	–

Level 2 - Other Significant Observable Inputs
Asset Backed Securities	35,675	–
Collateralized Mortgage Obligations	11,178	–
Commercial Mortgage-Backed Security	1,378	–
Corporate Bonds	151,609	–
Foreign Bonds	765	–
Short Term Investments Purchased With Collateral From Securities Loaned	23,073	–
U.S. Government Agency
Mortgage-Backed Obligations	36,378	–
U.S. Government Agency
Obligation	12,178	–
U.S. Treasury Obligations	100,522	–

Level 3 - Significant Unobservable Inputs	–	–

Total	$400,369	$–

See Notes to Schedules of Investments.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28 , 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 13.1%
Automotive — 6.9%
BMW Vehicle Lease Trust, Series 2009-1, Cl A2
2.040%, 04/15/11	$421	$423
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A3A
4.680%, 10/15/12	1,625	1,677
Ford Credit Auto Owner Trust, Series 2007-A, Cl A3A
5.400%, 08/15/11	304	308
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	1,284	1,307
Harley-Davidson Motorcycle Trust, Series 2009-2, Cl A2
2.000%, 07/15/12	1,000	1,006
Honda Auto Receivables Owner Trust, Series 2008-1, Cl A3
4.470%, 01/18/12	1,445	1,469
Honda Auto Receivables Owner Trust, Series 2010-1, Cl A3
1.250%, 10/21/13	2,230	2,232
Nissan Auto Lease Trust, Series 2008-A, Cl A2A
4.270%, 12/15/10	35	35
Nissan Auto Lease Trust, Series 2009-A, Cl A2
2.010%, 04/15/11	250	251
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	2,150	2,250
Nissan Auto Receivables Owner Trust, Series 2009-A, Cl A3
3.200%, 02/15/13	650	670
USAA Auto Owner Trust, Series 2006-4, Cl A4
4.980%, 10/15/12	1,268	1,296
USAA Auto Owner Trust, Series 2007-1, Cl A3
5.430%, 10/17/11	315	318
USAA Auto Owner Trust, Series 2007-2, Cl A3
4.900%, 02/15/12	592	598
USAA Auto Owner Trust, Series 2009-2, Cl A3
1.540%, 02/18/14	880	887
Volkswagen Auto Lease Trust, Series 2009-A, Cl A2
2.870%, 07/15/11	387	390
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Cl A3
1.310%, 01/20/14	2,280	2,287
Wachovia Auto Owner Trust, Series 2008-A, Cl A3A
4.810%, 09/20/12	2,115	2,171

		19,575

Credit Cards — 5.4%
Capital One Multi-Asset Execution Trust, Series 2009-A2, Cl A2
3.200%, 04/15/14	950	977
Chase Issuance Trust, Series 2007-A15, Cl A
4.960%, 09/17/12	2,220	2,275

	Par (000)	Value (000)
Citibank Credit Card Issuance Trust, Series 2007-A5, Cl A5
5.500%, 06/22/12	$3,100	$3,136
Citibank Credit Card Issuance Trust, Series 2009-A3, Cl A3
2.700%, 06/24/13	1,000	1,022
Citibank Credit Card Issuance Trust, Series 2009-A5, Cl A5
2.250%, 12/23/14	1,000	1,007
GE Capital Credit Card Master Note Trust, Series 2007-3, Cl A2
5.400%, 06/15/13	1,250	1,267
GE Capital Credit Card Master Note Trust, Series 2009-3, Cl A
2.540%, 09/15/14	700	711
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	4,975	5,063

		15,458

Financials — 0.2%
CNH Equipment Trust, Series 2007-C, Cl A3A
5.210%, 12/15/11	118	119
CNH Equipment Trust, Series 2009-A, Cl A2
4.060%, 10/17/11	354	355

		474

Mortgage Related — 0.1%
Bear Stearns, Series 1999-2, Cl AF2
8.247%, 10/25/29 (A)	171	147
GE Capital Mortgage Services, Series 1999-HE1, Cl A7
6.265%, 04/25/29	61	60

		207

Utilities — 0.5%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4
6.190%, 03/01/13	1,031	1,063
Entergy Texas Restoration Funding LLC, Series 2009-A, Cl A1
2.120%, 02/01/16	500	506

		1,569

Total Asset Backed Securities (Cost $36,838)		37,283

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.9%
Bank of America Mortgage Securities, Series 2003-A, Cl 2A1
3.620%, 02/25/33 (B)	63	54
Chase Mortgage Finance, Series 2003-S4, Cl 2A2
5.000%, 04/25/18	128	128
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	161	163
Fannie Mae, Series 2002-94, Cl BA
5.000%, 05/25/27	254	256
Fannie Mae, Series 2003-113, CI PD
4.000%, 02/25/17	2,200	2,293

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	$1,097	$1,137
Fannie Mae, Series 2004-21, Cl AB
4.000%, 10/25/17	1,364	1,418
Fannie Mae, Series 2005-97, Cl HB
5.000%, 05/25/29	2,000	2,116
Fannie Mae, Series 2006-62, Cl TM
5.500%, 02/25/33	1,674	1,779
Fannie Mae, Series 2006-B2, Cl AB
5.500%, 05/25/14	741	770
Freddie Mac, Series 2948, Cl EB
5.000%, 05/15/27	1,500	1,565
Freddie Mac, Series 2952, Cl EC
5.500%, 11/15/28	2,764	2,870
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	2,358	2,459
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	2,205	2,303
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	238	252
Golden National Mortgage Asset Backed Certificates, Series GN1, Cl A
7.110%, 08/25/27 (C)	—	—
Residential Funding Mortgage Securities, Series 2003-S11, Cl A7
3.500%, 06/25/18	177	177

Total Collateralized Mortgage Obligations (Cost $19,315)		19,740

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Cl A2B
5.205%, 12/11/49	2,000	2,050
Commercial Mortgage Pass Through Certificates, Series 2000-C1, Cl A2
7.416%, 08/15/33	87	87
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Cl A2B
5.248%, 12/10/46	1,750	1,803
CS First Boston Mortgage Securities, Series 2005-C3, Cl A2
4.512%, 07/15/37	1,178	1,179
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Cl A2
7.370%, 08/15/26	103	104

Total Commercial Mortgage-Backed Securities (Cost $5,102)		5,223

CORPORATE BONDS — 30.4%
Automotive — 0.2%
PACCAR
6.375%, 02/15/12#	280	304
6.875%, 02/15/14#	225	259

		563

Cable — 0.6%
Comcast
5.500%, 03/15/11#	750	784

	Par (000)	Value (000)
Time Warner Cable
5.400%, 07/02/12#	$360	$386
8.250%, 02/14/14	400	475

		1,645

Consumer Discretionary — 0.4%
Walt Disney
4.700%, 12/01/12	1,000	1,085

Consumer Staples — 0.5%
Avon Products
5.625%, 03/01/14	485	537
Procter & Gamble
4.600%, 01/15/14#	890	962

		1,499

Energy — 1.3%
ConocoPhillips
4.750%, 02/01/14	1,000	1,084
Devon Energy
5.625%, 01/15/14	275	303
Hess
7.000%, 02/15/14	500	571
Husky Energy
5.900%, 06/15/14	525	576
Shell International Finance BV
1.300%, 09/22/11#	750	756
XTO Energy
7.500%, 04/15/12	410	460

		3,750

Financials — 15.1%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	525	572
American Express
7.250%, 05/20/14	550	627
American Express Bank
0.289%, 04/26/10 (B)	325	325
American Express Credit
7.300%, 08/20/13	1,000	1,129
ANZ National International
2.375%, 12/21/12 (D)	1,465	1,473
Bank of America
4.250%, 10/01/10	1,000	1,020
5.375%, 08/15/11	400	422
6.250%, 04/15/12	755	811
Bank of Nova Scotia
2.250%, 01/22/13#	620	629
Barclays Bank PLC
5.450%, 09/12/12#	1,105	1,199
2.500%, 01/23/13	1,000	999
BB&T
3.100%, 07/28/11	625	639
BP Capital Markets PLC
3.125%, 03/10/12	325	338
Caterpillar Financial Services (MTN)
1.900%, 12/17/12	500	503
4.250%, 02/08/13	765	809
Citigroup
5.100%, 09/29/11	1,000	1,043
Credit Suisse NY (MTN)
3.450%, 07/02/12	840	870

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Deutsche Bank AG
2.375%, 01/11/13#	$2,420	$2,425
Eksportfinans ASA (MTN)
5.125%, 10/26/11	1,000	1,064
European Investment Bank
4.625%, 03/21/12	1,000	1,072
General Electric Capital (MTN)
5.875%, 02/15/12	1,400	1,507
6.000%, 06/15/12#	1,745	1,887
5.900%, 05/13/14	1,000	1,097
Goldman Sachs Group
6.875%, 01/15/11	1,500	1,576
5.450%, 11/01/12	1,000	1,072
Greenpoint Bank
9.250%, 10/01/10	425	440
HSBC Finance
5.700%, 06/01/11	840	878
John Deere Capital (MTN)
5.250%, 10/01/12#	1,345	1,466
JPMorgan Chase
3.125%, 12/01/11	1,125	1,169
4.750%, 05/01/13	2,180	2,341
KeyBank
3.200%, 06/15/12	1,000	1,045
Merrill Lynch (MTN)
0.485%, 06/05/12 (B)	1,075	1,055
6.050%, 08/15/12	725	779
Morgan Stanley
6.750%, 04/15/11#	1,065	1,125
5.300%, 03/01/13	686	730
4.750%, 04/01/14	500	508
Nordea Bank AB
2.500%, 11/13/12 (D)	700	706
PACCAR Financial (MTN)
1.950%, 12/17/12#	225	226
SunTrust Bank (MTN)
3.000%, 11/16/11	1,000	1,036
Wachovia (MTN)
5.500%, 05/01/13	2,425	2,620
Westpac Banking
2.250%, 11/19/12#	1,740	1,749

		42,981

Food, Beverage & Tobacco — 0.8%
Anheuser-Busch Inbev Worldwide Inc
3.000%, 10/15/12	510	524
General Mills
6.000%, 02/15/12	565	616
Pepsi
4.650%, 02/15/13	950	1,027

		2,167

Healthcare — 0.4%
Eli Lilly
4.200%, 03/06/14#	200	213
Novartis Capital
4.125%, 02/10/14#	400	426
Pfizer
4.450%, 03/15/12#	450	480

		1,119

	Par (000)	Value (000)
Industrials — 0.5%
Boeing
1.875%, 11/20/12	$795	$802
5.000%, 03/15/14#	500	546

		1,348

Information Technology — 0.5%
Electronic Data Systems LLC
6.000%, 08/01/13	710	796
International Business Machines
2.100%, 05/06/13	770	777

		1,573

Insurance — 1.3%
Allstate
6.200%, 05/16/14	330	371
Berkshire Hathaway Finance
4.600%, 05/15/13#	725	777
Metropolitan Life Global Funding I
2.157%, 06/10/11 (D)	1,000	1,018
Principal Life Income Funding Trusts (MTN)
5.150%, 06/17/11	900	936
Prudential Financial (MTN)
2.750%, 01/14/13	730	735

		3,837

Materials — 0.4%
EI du Pont de Nemours
5.875%, 01/15/14	1,000	1,122

Real Estate Investment Trusts — 0.1%
Liberty Property LP
7.250%, 03/15/11	402	420

Retail — 0.5%
Home Depot
5.200%, 03/01/11	475	494
Kroger
7.500%, 01/15/14	925	1,077

		1,571

Sovereign Agency — 0.4%
Province of Ontario
1.875%, 11/19/12	1,000	1,006

Telecommunications — 1.7%
AT&T
5.300%, 11/15/10	1,000	1,033
6.700%, 11/15/13	860	979
British Telecommunications PLC
9.125%, 12/15/10	540	574
Cell Partnership / Verizon Wireless Capital LLC
5.250%, 02/01/12	325	347
Verizon New England
6.500%, 09/15/11#	665	708
Verizon Pennsylvania
5.650%, 11/15/11	1,070	1,134

		4,775

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 4.3%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	$2,965	$3,094
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11	2,775	2,879
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11#	645	653
HSBC USA (TLGP) (FDIC)
3.125%, 12/16/11#	1,725	1,794
John Deere Capital (TLGP) (FDIC)
2.875%, 06/19/12#	1,150	1,192
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12	815	832
Wells Fargo (TLGP) (FDIC)
3.000%, 12/09/11	1,625	1,686

		12,130

Utilities — 1.4%
Carolina Power & Light
6.500%, 07/15/12	515	570
Consolidated Edison
5.550%, 04/01/14	490	541
FPL Group Capital
0.650%, 11/09/12 (B)	1,000	1,001
Midamerican Funding LLC
6.750%, 03/01/11	600	633
National Rural Utilities Cooperative Finance
2.625%, 09/16/12	170	174
Progress Energy
6.050%, 03/15/14	450	498
Xcel Energy
7.000%, 12/01/10	588	615

		4,032

Total Corporate Bonds (Cost $83,171)		86,623

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 8.4%

Federal Home Loan Mortgage Corporation — 3.8%
6.000%, 05/01/21	1,428	1,540
5.500%, 03/01/22	1,508	1,613
5.500%, 04/01/22	2,047	2,190
5.033%, 03/01/36 (B)	1,762	1,848
5.000%, 04/01/23	1,373	1,452
5.000%, 08/01/23	1,011	1,069
4.500%, 02/01/19	1,126	1,188

		10,900

Federal National Mortgage Association — 4.6%
6.000%, 09/01/16	407	434
5.594%, 09/01/36 (B)	1,077	1,128
5.500%, 09/01/17	1,068	1,148
5.500%, 10/01/17	476	511
5.500%, 11/01/18	913	983
5.192%, 12/01/34 (B)	587	615
5.000%, 06/01/18	905	963
5.000%, 12/01/21	1,485	1,581
4.934%, 01/01/36 (B)	1,827	1,916
4.873%, 04/01/35 (B)	1,539	1,602
4.500%, 04/01/14	305	316

	Par (000)	Value (000)
3.889%, 08/01/33 (B)	$740	$766
3.282%, 07/01/34 (B)	833	866
2.665%, 11/01/32 (B)	83	85

		12,914

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $22,677)		23,814

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.6%
Federal Home Loan Bank — 1.2%
5.250%, 06/11/10	2,500	2,536
3.375%, 09/10/10	1,000	1,016

		3,552

Federal Home Loan Mortgage Corporation — 3.2%
4.875%, 11/15/13	2,500	2,769
2.125%, 03/23/12	5,250	5,378
2.125%, 09/21/12	1,000	1,020

		9,167

Federal National Mortgage Association — 6.2%
5.000%, 10/15/11	2,250	2,406
4.625%, 10/15/13	1,250	1,373
4.375%, 09/15/12	3,500	3,772
4.125%, 05/15/10	500	504
3.000%, 09/16/14	1,525	1,568
2.000%, 01/09/12	2,500	2,553
2.000%, 09/28/12	1,000	1,008
1.750%, 03/23/11	4,300	4,358

		17,542

Total U.S. Government Agency Obligations (Cost $29,288)		30,261

U.S. TREASURY OBLIGATIONS — 24.6%
U.S. Treasury Notes — 24.6%
4.750%, 01/31/12	7,410	7,977
4.625%, 08/31/11	9,265	9,834
4.125%, 08/31/12	1,250	1,345
1.875%, 06/15/12	2,000	2,042
1.375%, 03/15/12	11,395	11,521
1.375%, 04/15/12	1,500	1,516
1.375%, 09/15/12	9,480	9,545
1.125%, 06/30/11	7,000	7,064
1.125%, 01/15/12	1,500	1,510
1.000%, 09/30/11	14,000	14,092
0.875%, 03/31/11	3,500	3,519

Total U.S. Treasury Obligations (Cost $69,498)		69,965

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 3.2%
PNC Advantage Institutional Money Market Fund, Class I†	9,271,996	$9,272
(Cost $9,272)

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.0%
(Cost $275,161)		282,181

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.0%
Money Market Funds — 2.7%
AIM STIT Liquid Assets Portfolio	1,591,960	1,592
Dreyfus Institutional Cash Advantage Fund	1,205,211	1,205
Fidelity Institutional Prime Money Market
Portfolio	1,591,960	1,592
Merrill Lynch Select Institutional Fund	1,609,160	1,609
RBC Prime Money Market Fund	1,591,960	1,592

		7,590

	Par (000)
Repurchase Agreements — 1.3%
Deutsche Bank 0.11% (dated 02/26/10, due 03/01/10, repurchase price $3,007,508, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $3,067,646)	$3,008	3,008
HSBC Securities 0.11% (dated 02/26/10, due 03/01/10, repurchase price $615,975, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $627,823)	615	615

		3,623

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $11,213)		11,213

TOTAL INVESTMENTS — 103.0% (Cost $286,374)*		293,394

Other Assets & Liabilities – (3.0)%		(8,455)

TOTAL NET ASSETS — 100.0%		$284,939

*	Aggregate cost for Federal income tax purposes is (000) $286,388.

Gross unrealized appreciation (000)	$7,074
Gross unrealized depreciation (000)	(68)

Net unrealized appreciation (000)	$7,006

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 11,213.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on February 28, 2010.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2010.
(C)	Par and Value are less than $500.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $3,197 and represents 1.1% of net assets as of February 28, 2010.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TLGP — Temporary Liquidity Guarantee Program

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$9,272	$—
Short Term Investments Purchased With Collateral From Securities Loaned	5,998	—
Level 2 - Other Significant Observable Inputs
Asset Bakced Securities	37,283	—
Collateralized Mortgage Obligations	19,740	—
Commercial Mortgage-Backed Securities	5,223
Corporate Bonds	86,623	—
Short Term Investments Purchased With Collateral From Securities Loaned	5,215
U.S. Government Agency Mortgage-Backed Obligations	23,814	—
U.S. Government Agency Obligations	30,261	—
U.S. Treasury Obligations	69,965	—
Level 3 - Significant Unobservable
Inputs	—	—

Total	$293,394	$—

See Notes to Schedules of Investments.

PNC Total Return Advantage Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 9.2%
Automotive — 3.9%
Capital One Auto Finance Trust,
Series 2007-B, Cl A3A 5.030%, 04/15/12	$2	$2
Carmax Auto Owner Trust,
Series 2009-1, Cl A3 4.120%, 03/15/13	500	519
Harley-Davidson Motorcycle Trust,
Series 2007-2, Cl A4 5.120%, 08/15/13	40	42
Honda Auto Receivables Owner Trust,
Series 2008-1, Cl A3 4.470%, 01/18/12	259	263
Honda Auto Receivables Owner Trust,
Series 2009-2, Cl A3 2.790%, 01/15/13	395	405
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3 1.250%, 10/21/13	1,830	1,831
Hyundai Auto Receivables Trust,
Series 2007-A, Cl A3A 5.040%, 01/17/12	2	2
Hyundai Auto Receivables Trust,
Series 2009-A, Cl A3 2.030%, 08/15/13	215	219
Nissan Auto Receivables Owner Trust,
Series 2009-A, Cl A3 3.200%, 02/15/13	850	876
USAA Auto Owner Trust,
Series 2008-3, Cl A3 4.280%, 10/15/12	532	545
USAA Auto Owner Trust,
Series 2009-1, Cl A3 3.020%, 06/17/13	495	507
USAA Auto Owner Trust,
Series 2009-2, Cl A3 1.540%, 02/18/14	1,325	1,335
Volkswagen Auto Loan Enhanced Trust,
Series 2008-1, Cl A3 4.500%, 07/20/12	14	14
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3 1.310%, 01/20/14	1,405	1,410
World Omni Auto Receivables Trust,
Series 2007-B, Cl A3A 5.280%, 01/17/12	513	521
World Omni Auto Receivables Trust,
Series 2009-A, Cl A3 3.330%, 05/15/13	300	309

		8,800

Credit Cards — 2.6%
BA Credit Card Trust,
Series 2007-A8, Cl A8 5.590%, 11/17/14	40	43
Capital One Multi-Asset Execution Trust,
Series 2006-A6, Cl A6 5.300%, 02/18/14	170	178
Citibank Credit Card Issuance Trust,
Series 2005-A4, Cl A4 4.400%, 06/20/14	25	27

	Par (000)	Value (000)
Citibank Credit Card Issuance Trust,
Series 2005-A7, Cl A7 4.750%, 10/22/12	$195	$200
Citibank Credit Card Issuance Trust,
Series 2009-A4, Cl A4 4.900%, 06/23/16	1,100	1,194
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5 2.250%, 12/23/14	1,585	1,596
Discover Card Master Trust,
Series 2008-A4, Cl A4 5.650%, 12/15/15	160	176
GE Capital Credit Card Master Note Trust,
Series 2007-3, Cl A2 5.400%, 06/15/13	550	558
MBNA Credit Card Master Note Trust,
Series 2005-A6, Cl A6 4.500%, 01/15/13	1,560	1,588
MBNA Master Credit Card Trust,
Series 2000-E, Cl A 7.800%, 10/15/12	430	437

		5,997

Financials — 0.3%
CNH Equipment Trust,
Series 2007-C, Cl A3A 5.210%, 12/15/11	125	125
CNH Equipment Trust,
Series 2007-B, Cl A3A 5.400%, 10/17/11	3	3
CNH Equipment Trust,
Series 2009-A, Cl A3 5.280%, 11/15/12	315	329
John Deere Owner Trust,
Series 2008-A, Cl A3 4.180%, 06/15/12	118	120

		577

Utilities — 2.4%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4 5.550%, 10/20/23	3,175	3,570
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1 2.120%, 02/01/16	1,900	1,924

		5,494

Total Asset Backed Securities (Cost $20,071)		20,868

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	4,384	4,509
Freddie Mac, Series 2882, Cl BA
5.000%, 10/15/32	2,800	2,957
Freddie Mac, Series 3220, Cl PC
6.000%, 11/15/32	20	20
Ginnie Mae, Series 2008-22, Cl B
4.500%, 12/16/38	15	16
Ginnie Mae, Series 2008-48, Cl D
5.243%, 10/16/39 (A)	25	27
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39	1,146	1,167

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Ginnie Mae, Series 2009-27, Cl A
3.279%, 07/16/37	$1,294	$1,317

Total Collateralized Mortgage Obligations (Cost $9,076)		10,013

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Cl AAB
5.608%, 10/15/48	1,100	1,150
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Cl A2B
5.205%, 12/11/49	15	15
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	2,000	2,014
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Cl A2B
5.248%, 12/10/46	1,750	1,803
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Cl A2
5.811%, 12/10/49 (A)	20	21
CS First Boston Mortgage Securities, Series 2005-C3, Cl A2
4.512%, 07/15/37	1,329	1,330
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	2,500	2,552
First Union National Bank Commercial Mortgage, Series 2001-C4, Cl A2
6.223%, 12/12/33	360	379
First Union National Bank Commercial Mortgage, Series 2002-C1, Cl A2
6.141%, 02/12/34	10	10
Greenwich Capital Commercial Funding, Series 2004-GG1, Cl A5
4.883%, 06/10/36	25	26
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Cl A2
4.064%, 09/15/27 (A)	7	7
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Cl A2
5.532%, 03/15/32	1,150	1,177
Morgan Stanley Capital I, Series 2007-HQ11, Cl A2
5.359%, 02/12/44	50	52
Morgan Stanley Capital I, Series 2007-HQ11, Cl A31
5.439%, 02/12/44	435	435
Salomon Brothers Mortgage Securities VII, Series 2000-C3, Cl A2
6.592%, 12/18/33	11	12
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Cl A3
6.164%, 04/15/34	16	16
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Cl A2
4.043%, 11/15/34	6	6
Wachovia Bank Commercial Mortgage Trust, Series 2004-C10, Cl A4
4.748%, 02/15/41	30	31

	Par (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Cl A3
5.679%, 10/15/48	$45	$46
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Cl A2
5.421%, 04/15/47	1,760	1,819

Total Commercial Mortgage-Backed Securities (Cost $11,869)		12,901

CORPORATE BONDS — 36.3%
Cable — 1.7%
Comcast
6.400%, 05/15/38	250	255
5.150%, 03/01/20	435	439
CSC Holdings
8.500%, 06/15/15(B)	200	210
DISH DBS
7.750%, 05/31/15	250	259
Historic TW
9.125%, 01/15/13	15	18
News America Holdings
9.250%, 02/01/13	15	18
8.450%, 08/01/34	735	899
Time Warner
5.875%, 11/15/16#	800	878
Time Warner Cable
8.250%, 02/14/14	450	534
5.850%, 05/01/17	400	430

		3,940

Consumer Discretionary — 0.8%
Hasbro
6.300%, 09/15/17	285	308
6.125%, 05/15/14	220	243
Stanley Works
6.150%, 10/01/13	10	11
5.902%, 12/01/45(A)	750	687
Washington Post
7.250%, 02/01/19	465	519

		1,768

Consumer Non-Cyclical — 0.2%
Hanesbrands
3.831%, 12/15/14(A)	200	188
Quiksilver
6.875%, 04/15/15	200	170

		358

Consumer Services — 1.3%
Browning-Ferris Industries
9.250%, 05/01/21	810	985
Education Management LLC
8.750%, 06/01/14	515	527
Iron Mountain
8.750%, 07/15/18	275	287
MGM Mirage
11.125%, 11/15/17(B)	200	216
Royal Caribbean Cruises
11.875%, 07/15/15	275	311
Speedway Motorsports
6.750%, 06/01/13	100	98

PNC Total Return Advantage Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Services — continued
Ticketmaster Entertainment
10.750%, 08/01/16	$250	$275
Wynn Las Vegas Capital
6.625%, 12/01/14	210	203

		2,902

Consumer Staples — 0.7%
Avon Products
5.625%, 03/01/14	370	409
4.800%, 03/01/13	20	21
Estee Lauder Cos (The)
6.000%, 05/15/37	1,070	1,066

		1,496

Energy — 3.3%
Anadarko Petroleum
8.700%, 03/15/19	385	484
Chesapeake Energy
6.625%, 01/15/16	512	494
Cloud Peak Energy Resources LLC
8.500%, 12/15/19 (B)	200	202
ConocoPhillips
5.750%, 02/01/19#	640	703
Copano Energy LLC
7.750%, 06/01/18#	200	195
Denbury Resources
8.250%, 02/15/20	250	259
Encore Acquisition
9.500%, 05/01/16	325	346
EQT
8.125%, 06/01/19	365	437
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38#	250	274
MarkWest Energy Partners LP
8.500%, 07/15/16	175	176
Nexen
5.875%, 03/10/35	650	620
OPTI Canada
9.000%, 12/15/12 (B)	200	203
Peabody Energy
7.875%, 11/01/26	550	561
Petro-Canada
6.050%, 05/15/18	400	433
PHI
7.125%, 04/15/13	340	328
SeaRiver Maritime
3.563%, 09/01/12 (C)	845	795
Sunoco
9.625%, 04/15/15#	325	394
Tesoro
6.625%, 11/01/15#	300	278
XTO Energy
5.750%, 12/15/13#	350	391

		7,573

Financials — 7.9%
Ameriprise Financial
7.300%, 06/28/19	550	632
Bank of America
7.625%, 06/01/19#	180	203
6.500%, 08/01/16#	185	199

	Par (000)	Value (000)
Bank of America (MTN)
5.650%, 05/01/18	$1,185	$1,182
4.900%, 05/01/13	15	16
Barclays Bank PLC
6.750%, 05/22/19#	400	442
BB&T (MTN)
5.700%, 04/30/14	675	739
Bear Stearns
7.250%, 02/01/18#	540	627
BNY Mellon (MTN)
3.100%, 01/15/15	390	392
Capital One Bank USA NA
6.500%, 06/13/13#	5	5
Capital One Financial
7.375%, 05/23/14	500	573
Citigroup
5.125%, 05/05/14	715	732
Credit Suisse AG
5.400%, 01/14/20	640	643
General Electric Capital (MTN)
6.750%, 03/15/32#	1,300	1,338
5.875%, 01/14/38#	630	585
Goldman Sachs Group
5.950%, 01/18/18#	275	289
Greenpoint Bank
9.250%, 10/01/10	10	10
JPMorgan Chase
6.125%, 06/27/17	20	21
6.000%, 01/15/18	1,000	1,083
4.650%, 06/01/14#	380	402
3.125%, 12/01/11	1,300	1,351
JPMorgan Chase Capital XV
5.875%, 03/15/35	780	700
Merrill Lynch
5.450%, 02/05/13#	950	1,008
Merrill Lynch (MTN)
6.875%, 04/25/18	500	527
Morgan Stanley
5.300%, 03/01/13	500	532
4.750%, 04/01/14#	1,085	1,103
Northern Trust
5.500%, 08/15/13	135	149
5.200%, 11/09/12	15	16
Prudential Financial (MTN)
3.875%, 01/14/15	310	314
US Bank NA
4.800%, 04/15/15	235	251
USB Capital XIII Trust
6.625%, 12/15/39	750	745
Wachovia Capital Trust III
5.800%, 03/15/42# (A)	770	620
Wells Fargo
3.750%, 10/01/14#	480	486

		17,915

Food, Beverage & Tobacco — 1.2%
Cia de Bebidas DAS Americas
8.750%, 09/15/13#	725	843
General Mills
5.650%, 02/15/19	120	129
5.250%, 08/15/13	10	11
Kellogg
4.250%, 03/06/13	1,010	1,075

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — continued
PepsiCo
5.500%, 01/15/40#	$550	$558

		2,616

Healthcare — 0.1%
HCA
8.500%, 04/15/19 (B)	300	322

Industrials — 2.7%
Baldor Electric
8.625%, 02/15/17#	300	308
CRH America
8.125%, 07/15/18	500	591
General Electric
5.250%, 12/06/17#	250	262
H&E Equipment Services
8.375%, 07/15/16	440	438
Ingersoll-Rand Global Holding
9.500%, 04/15/14#	740	905
6.000%, 08/15/13	20	22
Lockheed Martin
7.750%, 05/01/26	200	246
5.500%, 11/15/39	1,330	1,315
Lockheed Martin Tactical Systems
7.000%, 09/15/23	10	11
Martin Marietta Materials
6.250%, 05/01/37	920	870
Northrop Grumman
5.050%, 08/01/19	285	295
Terex
7.375%, 01/15/14#	100	100
United Technologies
6.125%, 07/15/38	595	641
USG
6.300%, 11/15/16#	250	220

		6,224

Insurance — 1.5%
Allstate
6.200%, 05/16/14	180	203
Berkshire Hathaway Finance
5.750%, 01/15/40	305	303
Hartford Financial Services Group
6.300%, 03/15/18	635	656
MetLife
6.817%, 08/15/18	1,420	1,564
5.000%, 06/15/15	10	11
Principal Financial Group
8.875%, 05/15/19#	275	335
Prudential Financial (MTN)
7.375%, 06/15/19#	300	345

		3,417

Materials — 1.6%
Ball
7.125%, 09/01/16	225	233
Bemis
5.650%, 08/01/14	360	392
EI du Pont de Nemours
4.750%, 03/15/15	1,145	1,238
Newmont Mining
5.125%, 10/01/19#	535	540

	Par (000)	Value (000)
Owens-Illinois
7.800%, 05/15/18	$500	$513
Praxair
4.375%, 03/31/14	485	516
Rock-Tenn
9.250%, 03/15/16	225	245

		3,677

Real Estate Investment Trusts — 1.0%
AMB Property LP
6.625%, 12/01/19	425	434
Digital Realty Trust LP
5.875%, 02/01/20 (B)	900	890
Realty Income
6.750%, 08/15/19	500	510
Simon Property Group LP
6.750%, 05/15/14#	310	344
5.875%, 03/01/17	155	162

		2,340

Retail — 2.5%
AutoZone
6.500%, 01/15/14	675	753
GameStop
8.000%, 10/01/12	275	283
Home Depot
5.875%, 12/16/36#	390	382
Kohl’s
6.875%, 12/15/37	890	995
Kroger
7.500%, 01/15/14	1,050	1,222
6.400%, 08/15/17	20	22
Limited Brands
8.500%, 06/15/19#	150	161
Safeway
6.250%, 03/15/14	275	307
Staples
9.750%, 01/15/14	840	1,027
TJX
6.950%, 04/15/19	385	456

		5,608

Technology — 0.7%
BE Aerospace
8.500%, 07/01/18	240	251
KLA-Tencor
6.900%, 05/01/18	300	327
Life Technologies
6.000%, 03/01/20	500	516
Sungard Data Systems
10.625%, 05/15/15	375	405
TransDigm
7.750%, 07/15/14	150	150

		1,649

Telecommunications — 2.2%
AT&T
6.400%, 05/15/38#	1,000	1,028
6.300%, 01/15/38#	450	458
Bellsouth Capital Funding
7.875%, 02/15/30	15	17

PNC Total Return Advantage Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Telecommunications — continued
Corning
6.200%, 03/15/16	$705	$765
GTE
6.940%, 04/15/28	790	833
Telecom Italia Capital SA
6.999%, 06/04/18#	390	428
Verizon Communications
5.500%, 02/15/18#	20	21
Verizon New Jersey
5.875%, 01/17/12	1,400	1,497

		5,047

Transportation — 1.3%
Burlington Northern Santa Fe
7.000%, 02/01/14	330	381
5.750%, 03/15/18	15	16
Canadian National Railway
5.550%, 03/01/19	490	530
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	63	65
8.000%, 02/01/18 (B)	250	247
Norfolk Southern
7.250%, 02/15/31	10	12
5.750%, 01/15/16	500	550
5.590%, 05/17/25	10	10
Union Pacific
7.875%, 01/15/19	1,000	1,213

		3,024

U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 1.2%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	2,550	2,661

Utilities — 4.4%
Appalachian Power
4.950%, 02/01/15	695	740
Atlantic City Electric
7.750%, 11/15/18	230	279
Baltimore Gas & Electric
6.125%, 07/01/13	375	417
Bruce Mansfield Unit
6.850%, 06/01/34	645	641
Carolina Power & Light
5.300%, 01/15/19	110	116
Dominion Resources
8.875%, 01/15/19#	455	580
7.000%, 06/15/38#	350	401
6.400%, 06/15/18	1,010	1,126
Duke Energy Carolinas LLC
5.300%, 02/15/40	1,015	981
Edison Mission Energy
7.750%, 06/15/16	210	168
Exelon Generation LLC
6.200%, 10/01/17	590	648
5.200%, 10/01/19	330	336
FPL Group Capital
7.875%, 12/15/15	585	715
IPALCO Enterprises
8.625%, 11/14/11	200	208
Midamerican Energy Holdings
6.125%, 04/01/36#	520	535

	Par (000)	Value (000)
National Fuel Gas
8.750%, 05/01/19#	$385	$462
NiSource Finance
6.800%, 01/15/19	400	438
NRG Energy
7.250%, 02/01/14	275	277
Progress Energy
4.875%, 12/01/19#	415	410
Puget Sound Energy
5.757%, 10/01/39	375	369
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15	305	228

		10,075

Total Corporate Bonds (Cost $77,101)		82,612

LOAN AGREEMENT — 0.3%
HCA
0.770%, 11/16/12 (A) (D) (Cost $693)	708	669

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
Federal Home Loan Mortgage Corporation — 0.6%
2.250%, 08/24/12	390	393
2.000%, 09/28/12	915	920

		1,313

Federal National Mortgage Association — 4.0%
5.000%, 02/13/17	2,700	2,985
3.500%, 08/25/14	1,135	1,150
3.000%, 09/29/14	1,275	1,289
3.000%, 10/29/14	1,560	1,573
1.750%, 03/23/11	2,000	2,027

		9,024

Total U.S. Government Agency Obligations (Cost $10,130)		10,337

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 26.7%
Federal Home Loan Mortgage Corporation — 7.6%
8.000%, 10/01/29	4	5
8.000%, 09/01/30	1	1
8.000%, 12/01/30	1	1
8.000%, 05/01/31	3	4
7.500%, 07/01/26	4	4
7.500%, 09/01/30	2	3
6.500%, 11/01/17	3	3
6.500%, 08/01/31	1	1
6.000%, 08/01/17	11	12
6.000%, 12/01/35	2,258	2,432
6.000%, 04/01/37	2,436	2,610
6.000%, 07/01/37	1,494	1,601
5.500%, 10/01/18	1,163	1,253
5.500%, 04/01/33	42	44
5.500%, 04/01/36	36	39
5.500%, 12/01/36	562	595
5.500%, 09/01/37	505	534
5.415%, 12/01/36	29	30
5.033%, 03/01/36 (A)	2,066	2,167
5.000%, 11/01/18	1,301	1,382
5.000%, 01/01/19	1,171	1,245
5.000%, 08/01/20	11	12

	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — continued
5.000%, 10/01/34	$1,558	$1,625
5.000%, 04/01/36	48	50
5.000%, 08/01/36	44	46
5.000%, 04/01/38	33	34
4.962%, 01/01/36	24	25
4.500%, 11/01/18	1,468	1,537

		17,295

Federal National Mortgage Association — 18.9%
8.000%, 08/01/27	39	45
8.000%, 09/01/27	4	5
8.000%, 10/01/27	2	2
7.500%, 08/01/26	5	6
7.500%, 10/01/27	37	42
7.500%, 04/01/30	2	2
7.500%, 01/01/31	5	6
7.500%, 04/01/31	4	4
7.500%, 07/01/31	16	18
7.500%, 08/01/31	16	18
7.000%, 04/01/11	2	2
7.000%, 09/01/14	3	4
7.000%, 04/01/27	8	8
7.000%, 10/01/27	1	1
7.000%, 11/01/27	17	19
7.000%, 03/01/29	42	46
7.000%, 07/01/31	8	9
7.000%, 08/01/32	4	4
6.500%, 07/01/17	9	10
6.500%, 02/01/32	1	1
6.000%, 12/01/16	1	1
6.000%, 06/01/17	10	11
6.000%, 08/01/23	1,079	1,159
6.000%, 07/01/32	8	8
6.000%, 09/01/32	8	8
6.000%, 10/01/32	8	9
6.000%, 11/01/32	12	13
6.000%, 06/01/36	31	33
6.000%, 09/01/36	421	448
6.000%, 12/01/36	3,091	3,289
5.500%, 09/01/17	2,029	2,181
5.500%, 01/01/19	15	16
5.500%, 05/01/33	11	12
5.500%, 06/01/33	22	23
5.500%, 01/01/34	1,365	1,445
5.500%, 04/01/34	1,962	2,077
5.500%, 03/01/35	16	17
5.500%, 10/01/35	14	15
5.500%, 03/01/36	30	32
5.500%, 12/01/36	1,349	1,424
5.500%, 04/01/37	3,740	3,943
5.500%, 06/01/37	1,166	1,229
5.500%, 02/01/38	13	14
5.500%, 03/01/38	14	15
5.000%, 02/01/19	49	52
5.000%, 06/01/20	2,353	2,500
5.000%, 07/01/33	221	228
5.000%, 11/01/35	3,387	3,523
5.000%, 01/01/36	1,428	1,485
5.000%, 03/01/36	1,546	1,608
5.000%, 05/01/36	2,842	2,955
5.000%, 02/01/38	2,856	2,970

	Par (000)	Value (000)
4.771%, 08/01/35	$27	$28
4.500%, 08/01/20	1,540	1,624
4.500%, 04/01/23	2,152	2,245
4.500%, 11/01/33	18	18
4.500%, 09/01/35	4,038	4,119
4.500%, 06/01/39	1,969	1,996

		43,025

Government National Mortgage Association — 0.2%
10.000%, 05/15/19	2	3
9.500%, 03/15/20	–	1
9.000%, 11/15/16	7	8
9.000%, 11/15/19	5	6
9.000%, 05/15/21	1	1
9.000%, 06/15/21	43	49
9.000%, 08/15/21	9	10
9.000%, 09/15/21	20	23
8.500%, 08/15/27	16	19
8.000%, 05/15/17	2	2
8.000%, 02/15/23	31	36
8.000%, 09/15/27	8	9
7.500%, 10/15/29	25	28
7.500%, 01/15/32	18	20
7.000%, 02/15/12	3	3
7.000%, 02/15/17	105	113
7.000%, 05/20/24	4	4
7.000%, 10/15/25	6	7
7.000%, 01/15/27	7	8
7.000%, 09/15/27	5	6
7.000%, 10/15/27	49	55
7.000%, 12/15/27	2	3
7.000%, 04/15/28	1	2
7.000%, 04/15/29	4	4
6.500%, 02/15/26	5	5
6.500%, 03/15/26	3	3
6.500%, 04/15/32	4	4
6.000%, 02/15/32	7	8

		440

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $58,036)		60,760

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bonds — 5.0%
4.500%, 02/15/36	1,260	1,267
4.750%, 02/15/37	2,435	2,541
4.250%, 08/15/14	6,955	7,637

		11,445

U.S. Treasury Inflationary Index Bond (TIP) — 0.7%
1.625%, 01/15/18	1,490	1,584

U.S. Treasury Notes — 5.7%
0.625%, 04/15/13	2,250	2,360
4.000%, 08/15/18	1,285	1,343
4.875%, 07/31/11	6,200	6,587
4.875%, 08/15/16	35	39
3.375%, 11/15/19	1,500	1,474
2.750%, 02/15/19	10	9
1.375%, 04/15/12	685	693

PNC Total Return Advantage Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
1.250%, 11/30/10	$445	448

		12,953

Total U.S. Treasury Obligations (Cost $26,222)		25,982

	Number of Shares
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	77,000	$83
Freddie Mae	52,400	60

Total Preferred Stocks (Cost $3,083)		143

AFFILIATED MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market Fund, Class I† (Cost $2,068)	2,067,671	2,068

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 99.6% (Cost $218,349)		226,353

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.1%
Money Market Funds — 3.5%
AIM STIT Liquid Assets Portfolio	1,664,086	1,664
Dreyfus Institutional Cash Advantage Fund	1,259,814	1,260
Fidelity Institutional Prime Money Market Portfolio	1,664,086	1,664
Merrill Lynch Select Institutional Fund	1,682,065	1,682
RBC Prime Money Market Fund	1,664,086	1,664

		7,934

	Par (000)
Repurchase Agreements — 1.6%
Deutsche Bank
0.11% (dated 02/26/10, due 03/01/10, repurchase price $3,143,767, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $3,206,630)	$3,144	3,144
HSBC Securities
0.11% (dated 02/26/10, due 03/01/10, repurchase price $643,882, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $656,267)	643	643

		3,787

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $11,721)		11,721

TOTAL INVESTMENTS — 104.7%
(Cost $230,070)*		238,074

Other Assets & Liabilities — (4.7)%		(10,768)

TOTAL NET ASSETS — 100.0%		$227,306

*	Aggregate cost for Federal income tax purposes is (000) $230,310.

Gross unrealized appreciation (000)	$11,906
Gross unrealized depreciation (000)	(4,142)

Net unrealized appreciation (000)	$7,764

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 11,721.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2010.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $2,291 and represents 1.0% of net assets as of February 28, 2010.

(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(D)	Illiquid Security. Total market value of illiquid securities is (000) $669 and represents 0.3% of net assets as of February 28, 2010.

Cl — Class

FDIC — Federal Deposit Insurance Corporation LLC — Limited Liability Company LP — Limited Partnership MTN — Medium Term Note PLC — Public Limited Company

TIP — Par Value reflects the settled par value not adjusted for changes in the Consumer Price Index.

TLGP — Temporary Liquidity Guarantee Program

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 — Quoted Prices
Affiliated Money Market Fund	$2,068	$—
Preferred Stocks	143	—
Short Term Investments Purchased With Collateral From Securities Loaned	6,270	—
Level 2 — Other Significant Observable Inputs
Asset Backed Securities	20,868	—
Collateralized Mortgage Obligations	10,013	—
Commercial Mortgage-Backed Securities	12,901	—
Corporate Bonds	82,612	—
Loan Agreement	669	—
Short Term Investments Purchased
With Collateral From Securities Loaned	5,451	—
U.S. Government Agency Mortgage-Backed Obligations	60,760	—
U.S. Government Agency Obligations	10,337	—
U.S. Treasury Obligations	25,982	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$238,074	$—

See Notes to Schedules of Investments.

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000)		Other Financial Instruments (000)
Balance, 05/31/09
Collateralized Mortgage Obligation	$—		$—
Accrued discounts/premiums
Collateralized Mortgage Obligation	—	(A)	—
Realized gain (loss)
Collateralized Mortgage Obligation	—	(A)	—
Change in unrealized appreciation (depreciation)
Collateralized Mortgage Obligation	10		—
Purchases
Collateralized Mortgage Obligation	1,161		—
Sales
Collateralized Mortgage Obligation	(1,167)		—
Paydowns
Collateralized Mortgage Obligation	(4)		—
Transfers in and/or out of Level 3
Collateralized Mortgage Obligation	—		—

Balance, 02/28/10	$—		$—

(A) Value is less than $500.

See Notes to Schedules of Investments.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 13.3%
Automotive — 8.8%
Capital Auto Receivables Asset Trust,
Series 2006-2, Cl A3A
4.980%, 05/15/11	$628	$634
Capital Auto Receivables Asset Trust,
Series 2008-2, Cl A2A
3.740%, 03/15/11	84	85
Capital One Prime Auto Receivables Trust,
Series 2006-2, Cl A4
4.940%, 07/15/12	3,359	3,410
Ford Credit Auto Owner Trust,
Series 2009-D, Cl A2
1.210%, 01/15/12	1,250	1,254
Ford Credit Auto Owner Trust,
Series 2007-B, Cl A3A
5.150%, 11/15/11	1,471	1,497
Honda Auto Receivables Owner Trust,
Series 2009-2, Cl A2
2.220%, 08/15/11	1,367	1,375
Honda Auto Receivables Owner Trust,
Series 2009-3, Cl A3
2.310%, 05/15/13	4,825	4,910
Hyundai Auto Receivables Trust,
Series 2007-A, Cl A3A
5.040%, 01/17/12	1,684	1,711
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A3
5.030%, 05/16/11	694	700
USAA Auto Owner Trust,
Series 2006-3, Cl A4
5.360%, 06/15/12	523	531
USAA Auto Owner Trust,
Series 2008-1, Cl A-3
4.160%, 04/16/12	251	254
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A2
0.660%, 05/21/12	1,925	1,926
Wachovia Auto Owner Trust,
Series 2008-A, Cl A3A
4.810%, 09/20/12	3,175	3,259
World Omni Auto Receivables Trust,
Series 2006-A, Cl A4
5.030%, 10/17/11	1,207	1,214
World Omni Auto Receivables Trust,
Series 2006-B, Cl A4
5.120%, 06/15/12	855	875
World Omni Auto Receivables Trust,
Series 2010-A, Cl A2
0.700%, 06/15/12	1,925	1,926

		25,561

Credit Cards — 3.0%
BA Credit Card Trust
Series 2008-A5, Cl A5
1.431%, 12/16/13 (A)	1,425	1,437
Chase Issuance Trust,
Series 2007-A15, Cl A
4.960%, 09/17/12	4,700	4,816
Citibank Credit Card Issuance Trust,
Series 2004-A7, Cl A7
0.342%, 11/25/13 (A)	1,000	995

	Par (000)	Value (000)
Citibank Credit Card Issuance Trust,
Series 2007-A5, Cl A5
5.500%, 06/22/12	$1,470	$1,487

		8,735

Utilities — 1.5%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Cl A4
6.190%, 03/01/13	4,010	4,132

Total Asset Backed Securities
(Cost $38,464)		38,428

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.3%
Bank of America Mortgage Securities,
Series 2003-A, Cl 1A1
3.872%, 02/25/33 (A)	9	7
Fannie Mae, Series 2003-11, Cl DB
5.000%, 04/25/17	377	390
Fannie Mae, Series 2003-113, Cl PC
4.000%, 03/25/15	368	371
Fannie Mae, Series 2003-120, Cl BK
3.500%, 11/25/16	1,373	1,417
Fannie Mae, Series 2003-54, Cl PD
4.500%, 02/25/28	950	954
Fannie Mae, Series 2003-61, Cl HN
4.000%, 08/25/28	900	936
Fannie Mae, Series 2003-81, Cl NY
4.500%, 09/25/16	2,510	2,599
Fannie Mae, Series 2004-19, Cl AB
4.000%, 10/25/17	1,188	1,234
Fannie Mae, Series 2005-105, Cl TL
5.500%, 11/25/31	1,253	1,325
Fannie Mae, Series 2005-21, Cl PB
5.000%, 06/25/28	818	853
Fannie Mae, Series 2005-4, Cl ED
5.000%, 06/25/27	335	337
Fannie Mae, Series 2005-51, Cl PA
5.500%, 01/25/25	125	125
Fannie Mae, Series 2006-25, Cl TA
6.000%, 11/25/29	1,498	1,537
Freddie Mac, Series 2144, Cl ME
4.500%, 04/15/14	2,202	2,297
Freddie Mac, Series 2625, Cl PX
4.000%, 10/15/26	233	236
Freddie Mac, Series 2663, Cl BA
4.000%, 08/15/16	1,029	1,061
Freddie Mac, Series 2677, Cl MC
5.000%, 11/15/26	2,714	2,755
Freddie Mac, Series 2706, CI CB
5.000%, 06/15/20	770	800
Freddie Mac, Series 2716, CI GD
5.000%, 11/15/26	688	699
Freddie Mac, Series 2754, Cl PC
5.000%, 12/15/28	2,580	2,719
Freddie Mac, Series 2755, Cl AD
4.500%, 01/15/29	689	696
Freddie Mac, Series 2769, CI BX
4.500%, 07/15/27	722	744
Freddie Mac, Series 2786, Cl PC
4.500%, 10/15/16	1,521	1,555
Freddie Mac, Series 2823, CI NJ
4.000%, 07/15/16	655	673

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 2836, Cl QD
5.000%, 09/15/27	$751	$779
Freddie Mac, Series 2869, Cl BD
5.000%, 10/15/26	2,726	2,808
Freddie Mac, Series 2885, Cl PC
4.500%, 03/15/18	8,639	9,012
Freddie Mac, Series 2890, Cl PB
5.000%, 11/15/27	1,806	1,868
Freddie Mac, Series 2939, Cl PB
5.000%, 04/15/28	2,605	2,710
Freddie Mac, Series 3023, Cl PN
4.850%, 01/15/29	1,200	1,249
Freddie Mac, Series 3053, Cl OA
5.500%, 06/15/25	159	160
Freddie Mac, Series 3113, Cl QA
5.000%, 11/15/25	500	512
Freddie Mac, Series 3137, Cl DN
5.000%, 02/15/20	3,510	3,666
Freddie Mac, Series 3138, Cl QA
5.500%, 02/15/25	227	230
Freddie Mac, Series 3159, CI TA
5.500%, 11/15/26	538	551
Freddie Mac, Series 3178, Cl PA
5.500%, 10/15/27	659	681
Freddie Mac, Series 3289, CI PA
5.000%, 03/15/27	470	478
Freddie Mac, Series R001, Cl AE
4.375%, 04/15/15	1,969	2,025

Total Collateralized Mortgage Obligations (Cost $52,890)		53,049

CORPORATE BONDS — 11.8%
Cable — 0.1%
Comcast Cable Communications LLC
6.750%, 01/30/11	350	367

Energy — 0.1%
XTO Energy
5.000%, 08/01/10	245	250

Financials — 6.4%
American Express Bank
0.289%, 04/26/10 (A)	445	445
Bear Stearns LLC
5.500%, 08/15/11	2,185	2,314
Countrywide Home Loans (MTN)
4.000%, 03/22/11	2,200	2,266
Credit Suisse USA
6.125%, 11/15/11	1,315	1,419
6.500%, 01/15/12	585	637
General Electric Capital
5.000%, 11/15/11#	2,405	2,547
Goldman Sachs
6.600%, 01/15/12	1,815	1,970
HSBC Finance
8.000%, 07/15/10	440	451
6.750%, 05/15/11#	550	582
John Deere Capital (MTN)
0.751%, 08/19/10 (A)	350	351
Morgan Stanley
6.750%, 04/15/11#	1,900	2,007
Santander Financial Issuances
6.375%, 02/15/11#	605	635

	Par (000)	Value (000)
TIAA Global Markets
4.875%, 01/12/11 (B)	$250	$257
Wachovia
5.350%, 03/15/11	1,540	1,594
5.300%, 10/15/11#	1,100	1,167

		18,642

Insurance — 0.5%
Metropolitan Life Global Funding I
5.750%, 07/25/11 (B)	850	891
Principal Life Income Funding Trusts (MTN)
5.150%, 06/17/11	495	515

		1,406

Retail — 0.1%
Home Depot
5.200%, 03/01/11#	400	416

Telecommunications — 1.4%
AT&T
7.300%, 11/15/11	1,225	1,349
British Telecommunications PLC
9.125%, 12/15/10	540	574
Cellco Partnership/Verizon Wireless Capital
3.750%, 05/20/11#	660	682
Verizon Global Funding
7.250%, 12/01/10	670	703
Verizon New England
6.500%, 09/15/11#	600	639

		3,947

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 2.3%
Citibank NA (TLGP) (FDIC)
1.625%, 03/30/11	3,000	3,033
General Electric Capital (TLGP) (FDIC)
1.800%, 03/11/11	3,000	3,039
JPMorgan Chase (TLGP) (FDIC)
2.625%, 12/01/10	585	596

		6,668

Utilities — 0.9%
Midamerican Funding LLC
6.750%, 03/01/11	1,082	1,141
Southern
0.649%, 10/21/11 (A)	1,000	1,004
Xcel Energy
7.000%, 12/01/10	340	356

		2,501

Total Corporate Bonds (Cost $33,861)		34,197

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 0.8%
Federal National Mortgage Association — 0.8%
5.500%, 12/01/11	359	368
5.500%, 12/01/13	638	686
5.118%, 01/01/36 (A)	1,193	1,248

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $2,210)		2,302

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.7%
Federal Farm Credit Bank — 1.0%
2.375%, 04/07/10	$3,000	$3,007

Federal Home Loan Bank — 5.2%
4.375%, 10/22/10	9,615	9,859
3.375%, 08/13/10 #	5,000	5,073

		14,932

Federal Home Loan Mortgage Corporation — 8.8%
4.125%, 10/18/10 #	4,000	4,096
3.875%, 06/29/11	7,000	7,304
3.125%, 10/25/10	4,050	4,124
1.500%, 01/07/11	10,000	10,094

		25,618

Federal National Mortgage Association — 10.7%
5.500%, 03/15/11	5,580	5,871
4.750%, 12/15/10	4,000	4,138
2.875%, 10/12/10	13,125	13,331
1.750%, 03/23/11	7,500	7,601

		30,941

Total U.S. Government Agency Obligations (Cost $74,350)		74,498

U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Notes — 26.1%
4.625%, 08/31/11	15,230	16,165
4.125%, 08/15/10	7,300	7,432
1.750%, 03/31/10	1,500	1,502
1.500%, 10/31/10	9,955	10,038
1.250%, 11/30/10	11,825	11,911
0.875%, 12/31/10	10,000	10,048
0.875%, 03/31/11	18,500	18,601

Total U.S. Treasury Obligations (Cost $75,581)		75,697

	Number of Shares
AFFILIATED MONEY MARKET FUND — 4.4%
PNC Advantage Institutional Money Market Fund, Class I†	12,656,777	12,657
(Cost $12,657)
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 100.4%
(Cost $290,013)		290,828

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.6%
Money Market Funds — 2.4%
AIM STIT Liquid Assets Portfolio	1,482,207	$1,482
Dreyfus Institutional Cash Advantage Fund	1,122,121	1,122
Fidelity Institutional Prime Money Market Portfolio	1,482,207	1,482
Merrill Lynch Select Institutional Fund	1,498,221	1,499
RBC Prime Money Market Fund	1,482,207	1,482

		7,067

	Par (000)
Repurchase Agreements — 1.2%
Deutsche Bank 0.11% (dated 02/26/10, due 03/01/10, repurchase price $2,800,164, collateralized by Federal Home Loan Bank and Federal National Mortgage Association Bonds, 0.051% to 6.000%, due 10/15/12 to 02/27/23, total market value $2,856,157)	$2,800	2,800
HSBC Securities 0.11% (dated 02/26/10, due 03/01/10, repurchase price $573,508, collateralized by U.S. Treasury Note, 0.086%, due 08/19/10, total market value $584,539)	573	573

		3,373

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $10,440)		10,440

TOTAL INVESTMENTS — 104.0%
(Cost $300,453)*		301,268

Other Assets & Liabilities — (4.0)%		(11,635)

TOTAL NET ASSETS — 100.0%		$289,633

* Aggregate cost for Federal income tax purposes is (000) $300,453.
Gross unrealized appreciation (000)		$1,008
Gross unrealized depreciation (000)		(193)

Net unrealized appreciation (000)		$815

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $ 10,440.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2010.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,148 and represents 0.4% of net assets as of February 28, 2010.
Cl	— Class
FDIC	— Federal Deposit Insurance Corporation
LLC	— Limited Liability Company
MTN	— Medium Term Note
PLC	— Public Limited Company
TLGP	— Temporary Liquidity Guarantee Program

See	Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 — Quoted Prices
Affiliated Money Market Fund	$12,657	$—
Short Term Investments Purchased With Collateral From Securities Loaned	5,585	—
Level 2 — Other Significant Observable Inputs
Asset Backed Securities	38,428	—
Collateralized Mortgage Obligations	53,049	—
Corporate Bonds	34,197	—
Short Term Investments Purchased With Collateral From Securities Loaned	4,855	—
U.S. Government Agency Mortgage-Backed Obligations	74,498	—
U.S. Government Agency Obligations	2,302	—
U.S. Treasury Obligations	75,697	—
Level 3 — Significant Unobservable
Inputs	—	—

Total	$301,268	$—

See Notes to Schedules of Investments.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.6%
Alaska — 1.5%
Alaska Housing Finance Corporation, State Capital Project (RB) Series B (NATL-RE) 5.000%, 12/01/18	$2,085	$2,260

Arizona — 3.4%
Arizona School Facilities Board (RB) (AMBAC) 5.000%, 07/01/16	1,000	1,066
Arizona Tourism and Sports Authority, Multipurpose Stadium Facility Project, Prerefunded 07/01/13 @ 100 (RB) Series A (NATL-RE) 5.375%, 07/01/21	2,135	2,441
Tucson Street & Highway User Authority (RB) Series A (NATL-RE) 7.000%, 07/01/11	1,500	1,617

		5,124

California — 9.0%
California Educational Facilities Authority, University of Southern California (RB) Series C 5.250%, 10/01/24	2,000	2,399
California State (GO) Series A 5.000%, 07/01/17	2,250	2,531
California State Department of Water Resources Power Supply (RB) 5.000%, 05/01/20	1,120	1,248
California Statewide Communities Development Authority (RB) 5.000%, 06/15/13	2,000	2,152
Glendale Unified School District (GO) Series D (NATL-RE) 5.250%, 09/01/17	1,500	1,570
Golden State Tobacco Securitization Corporation, Prerefunded 06/01/13 @100 (RB) Series 2003-A-1 6.750%, 06/01/39	2,000	2,352
Los Angeles Unified School District (GO) Series H (AGM) 5.000%, 07/01/16	1,000	1,145

		13,397

Colorado — 3.0%
Colorado Water Resources & Power Development Authority (RB) Series A-2 5.500%, 09/01/21	1,500	1,830
Douglas County School District, Number RE1 (GO) Series 2009 5.250%, 12/15/22	2,250	2,676

		4,506

Delaware — 0.9%
Delaware State (GO) Series 2009C 5.000%, 10/01/24	1,125	1,343

District of Columbia — 0.8%
District of Columbia (RB) Series B 5.000%, 12/01/12	1,000	1,109

	Par (000)	Value (000)
Florida — 5.9%
Citizens Property Insurance Corporation (RB) Series A-1 6.000%, 06/01/16	$1,000	$1,102
Florida State Board of Education (GO) (ETM) 9.125%, 06/01/14	135	172
Florida State Board of Education (GO) Series B 5.000%, 06/01/20	590	668
Florida State Department of Transportation (RB) 5.000%, 07/01/18	1,850	2,088
Lee County Transportation Facility (RB) Series A (AMBAC) 5.500%, 10/01/14	1,000	1,047
Orlando & Orange County Expressway Authority (RB) Series A (AMBAC) 5.250%, 07/01/16	1,350	1,424
University of North Florida Financing Corporation, Housing Project (RB) (NATL-RE FGIC) 5.000%, 11/01/18	2,070	2,257

		8,758

Georgia — 3.7%
Atlanta Water & Wastewater Authority (RB) Series A (NATL-RE FGIC) 5.500%, 11/01/13	1,200	1,328
Fulton County Development Authority, Georgia Tech Athletic Association (RB) (AMBAC) 5.500%, 10/01/17	1,750	1,824
Georgia Municipal Electric Authority (RB) Series X (NATL-RE) 6.500%, 01/01/12	870	941
Gwinnett County School District (GO) 5.000%, 02/01/22	1,250	1,488

		5,581

Idaho — 0.7%
Ada & Canyon Counties Joint School District No. 2, Prerefunded 07/30/12 @ 100 (Meridian) (GO) 5.125%, 07/30/19	1,000	1,107

Illinois — 3.6%
Chicago Metropolitan Water Reclamation District (GO) Series A 5.000%, 12/01/22	300	353
Community College District No. 525, Joliet Junior College (GO) 6.250%, 06/01/24	500	593
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A 5.250%, 03/01/19	1,000	1,091
Illinois State Sales Tax (RB) 5.000%, 06/15/25	900	927
Lake County Community Consolidated School District Number 50, Woodland (GO) (AGM) 5.000%, 01/01/19	1,280	1,383
University of Illinois, Auxilary Facilities (RB) (NATL-RE) 5.000%, 04/01/18	1,000	1,089

		5,436

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Indiana — 1.5%
Ball State University, Housing and Dining System (RB) (AGM)
5.000%, 07/01/21	$2,050	$2,177

Massachusettes — 11.3%
Massachusetts Bay Transportation Authority (RB)
Series C (NATL-RE FGIC)
5.500%, 03/01/13	2,000	2,267
Massachusetts Bay Transportation Authority,
Senior Sales Tax (RB) Series B
5.250%, 07/01/23	1,000	1,190
Massachusetts Special Obligation (RB) Series A
(NATL-RE FGIC)
5.500%, 06/01/15	6,850	8,098
Massachusetts Water Pollution Abatement Trust,
Pool Program (RB)
5.250%, 08/01/17	1,000	1,194
Massachusetts Water Pollution Abatement Trust,
Pool Program (RB) Series A
5.250%, 02/01/20	1,000	1,196
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,000	1,191
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,765

		16,901

Michigan — 3.3%
Kent Hospital Finance Authority, Butterworth
Hospital Project (RB) Series A
7.250%, 01/15/13	725	795
Michigan State Building Authority (RB) Series I
5.125%, 10/15/20	945	976
Michigan State Building Authority, Prerefunded
10/15/11 @ 100 (RB) Series I
5.125%, 10/15/20	55	59
Michigan State Hospital Finance Authority,
Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,032
Warren Consolidated School District (GO)
5.250%, 05/01/17	1,930	2,091

		4,953

Mississippi — 0.9%
Mississippi Development Bank Special Obligation, Biloxi Mississippi Project (RB)
Series A (AMBAC)
5.000%, 11/01/14	1,190	1,330

Missouri — 2.4%
Missouri Development Finance Board Cultural Facilities, Nelson Gallery Foundation (RB)
Series A
5.000%, 12/01/16	2,290	2,625
Missouri State Health & Educational Facilities
Authority, Washington University Project (RB)
Series A (VRDN)
0.120%, 02/15/34	960	960

		3,585

	Par (000)	Value (000)
Nebraska — 1.9%
Lancaster County School District No. 001, Lincoln Public Schools (GO)
5.000%, 01/15/20	$2,460	$2,834

Nevada — 7.1%
Clark County (GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,164
Clark County, Las Vegas-McCarran International Airport (RB) Series A
5.000%, 07/01/12	1,000	1,073
Nevada State Highway Improvement, Motor Vehicle Fuel Tax (RB) (NATL-RE FGIC)
5.500%, 12/01/14	2,250	2,624
Truckee Meadows Water Authority (RB)
5.000%, 07/01/15	5,000	5,681

		10,542

New Mexico — 1.5%
New Mexico Finance Authority (RB) Series A
5.000%, 06/15/13	2,000	2,253

New York — 5.9%
Buffalo Sewer Authority (RB) Series F (NATL-RE FGIC)
6.000%, 07/01/13	1,300	1,398
New York Local Government Assistance Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,471
New York State Dormitory Authority, Residential Institution for Children (RB) (SONYMA)
5.000%, 06/01/15	650	739
New York State Urban Development Corporation (RB) Series B-1
5.000%, 03/15/14	1,250	1,430
Tobacco Settlement Financing Corporation (RB)
Series A-1
5.500%, 06/01/16	1,690	1,708

		8,746

North Carolina — 4.0%
North Carolina Eastern Municipal Power Agency
(RB) Series A (ETM)
5.000%, 01/01/21	2,665	3,152
North Carolina Medical Care Commission, Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,185
Wake County (GO)
5.000%, 03/01/13	1,500	1,687

		6,024

Ohio — 3.2%
Ohio State University (RB) Series A
5.000%, 12/01/17	190	219
Ohio State Water Development Authority, Fresh
Water Project (RB)
5.500%, 06/01/21	1,000	1,208
Ohio State, Common Schools (GO) Series A
5.000%, 09/15/17	3,000	3,353

		4,780

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Pennsylvania — 6.3%
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	$200	$221
Mount Lebanon School District (GO) Series A
5.000%, 02/15/24	2,250	2,502
Northampton County General Purpose Authority, Lafayette College (RB)
5.000%, 11/01/18	1,575	1,803
Pennsylvania Higher Educational Facilities Authority, Elizabethtown College Project (RB) Series FF2
5.000%, 12/15/16	1,425	1,485
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/13	1,760	1,905
Philadelphia School District (GO) Series B
5.000%, 06/01/17	1,015	1,089
Philadelphia Water & Wastewater Authority (RB) Series A
5.750%, 01/01/19	415	473

		9,478

South Carolina — 1.7%
Columbia Public Facilities Corporation, Tourism Development Fee Pledge (COP) (AMBAC)
5.250%, 06/01/17	1,895	2,008
Lexington County Health Services District, Lexington Medical Center (RB)
5.000%, 11/01/16	450	489

		2,497

Texas — 7.8%
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/16	2,500	2,938
Bexar County, Certificates of Obligation (GO) Series A
5.000%, 06/15/22	2,255	2,534
Harris County (GO) Series A
5.000%, 10/01/22	1,000	1,145
Harris County Cultural Education Facilities Finance Corporation, The Methodist Hospital System (RB)
5.000%, 06/01/14	750	844
Montgomery County (GO)
5.000%, 03/01/21	1,000	1,122
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,140
University of Texas (RB) Series A
5.375%, 08/15/13	500	576
University of Texas (RB) Series B
5.250%, 08/15/19	1,140	1,365

		11,664

Virginia — 0.0%
Virginia College Building Authority (RB) Series A (ETM)
5.000%, 09/01/15	35	41

	Par (000)	Value (000)
Washington — 3.1%
Washington Public Power Supply System, Nuclear Project (RB) Series B (NATL-RE)
7.125%, 07/01/16	$1,900	$2,410
Washington State (GO) Series R-A (AMBAC)
5.000%, 01/01/14	2,000	2,278

		4,688

Puerto Rico — 2.2%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series Y
6.250%, 07/01/13	1,250	1,367
Puerto Rico Electric Power Authority (RB), Prerefunded 07/01/15 @ 100 Series RR (FGIC)
5.000%, 07/01/35	1,000	1,177
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	200	214
Puerto Rico Electric Power Authority (RB) Series WW
5.500%, 07/01/18	500	549

		3,307

Total Municipal Bonds (Cost $139,785)		144,421

	Number of Shares
AFFILIATED MONEY MARKET FUND — 4.4%
PNC Allegiant Tax-Exempt Money Market Fund, Class I†	6,545,430	6,545
(Cost $6,545)

TOTAL INVESTMENTS — 101.0% (Cost $146,330)*		150,966

Other Assets & Liabilities — (1.0)%		(1,483)

TOTAL NET ASSETS — 100.0%		$149,483

*	Aggregate cost for Federal income tax purposes is (000) $146,308.

Gross unrealized appreciation (000)	$4,724
Gross unrealized depreciation (000)	(66)

Net unrealized appreciation (000)	$4,658

†	See Note 2 in Notes to Schedules of Investments.

AGM — Assured Guaranty Municipal Corporation

AMBAC — Ambac Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

GO — General Obligation

NATL-RE	— National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

PSF-GTD — Permanent School Fund —Guaranteed

RB — Revenue Bond

SONYMA — State of New York Mortgage Agency

VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 — Quoted Prices
Affiliated Money Market Fund	$6,545	$—
Level 2 — Other Significant Observable Inputs
Municipal Bonds	144,421	—
Level 3 — Significant Unobservable
Inputs	—	—

Total	$150,966	$—

See Notes to Schedules of Investments.

PNC Maryland Tax Exempt Bond Fund

SCHEDULES OF INVESTMENTS

February 28 , 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.9%
District of Columbia — 2.5%
Washington Metropolitan Area Transit Authority
(RB) (NATL-RE)
5.000%, 01/01/12	$500	$535
Washington Metropolitan Area Transit Authority
(RB) Series A
5.250%, 07/01/24	1,000	1,120
Washington Metropolitan Area Transit Authority
(RB) Series B (NATL-RE)
5.000%, 07/01/10	300	305

		1,960

Maryland — 88.4%
Annapolis City (GO)
5.000%, 11/01/16	440	446
Anne Arundel County (GO)
5.000%, 03/01/16	750	827
Anne Arundel County, National Business Park
Project (STRB)
5.125%, 07/01/22	1,000	1,101
Anne Arundel County, National Business Park
Project, Prerefunded 07/10/10 @ 100 (STRB)
7.375%, 07/01/28	800	835
Anne Arundel County, Prerefunded 02/01/12 @
100 (GO)
5.250%, 03/01/18	1,000	1,093
Baltimore City (GO) (NATL-RE)
7.000%, 10/15/10	450	469
Baltimore City (GO) Series A (AMBAC)
5.000%, 10/15/19	715	790
Baltimore City, Wastewater Projects (RB) Series A
(NATL-RE FGIC)
5.000%, 07/01/22	1,000	1,067
Baltimore City, Wastewater Projects,
Prerefunded 07/01/15 @ 100 (RB)
Series B (NATL-RE)
5.000%, 07/01/30	1,500	1,758
Baltimore City, Water Projects,
Prerefunded 07/01/13 @ 100 (RB)
Series A (FGIC)
5.000%, 07/01/33	2,000	2,265
Baltimore City, Water Projects,
Prerefunded 07/01/15 @ 100 (RB)
Series A (NATL-RE)
5.000%, 07/01/21	1,000	1,172
Baltimore County (GO)
5.000%, 08/01/11	750	798
Baltimore County, Catholic Health Initiatives
Project (RB) Series A
5.000%, 09/01/21	500	525
Charles County Consolidated Public
Improvement (GO)
5.000%, 03/01/12	1,000	1,087
5.000%, 03/01/18	1,000	1,174
Frederick City (GO) Series A
5.000%, 03/01/23	500	564
5.000%, 03/01/26	1,055	1,181
Frederick County (GO)
5.000%, 08/01/16	2,000	2,303
5.000%, 08/01/17	1,730	1,965

	Par (000)	Value (000)
Harford County (GO)
5.000%, 07/15/20	$600	$664
5.000%, 07/15/22	1,290	1,415
Howard County (GO) Series B
5.000%, 02/15/14	1,000	1,149
Maryland Department of Housing and
Community Development Administration (RB)
Series B (NATL-RE)
5.150%, 06/01/22	245	245
5.125%, 06/01/17	230	231
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,830
5.000%, 09/01/22	2,000	2,266
Maryland Economic Development Corporation,
Maryland Department of Transportation
Headquarters Facility (RB)
5.000%, 06/01/15	450	490
Maryland Economic Development Corporation,
University of Maryland, College Park Project
(RB)
5.375%, 07/01/14	490	514
Maryland Economic Development Corporation,
University of Maryland, College Park Project,
Prerefunded 06/01/13 @ 100 (RB)
6.500%, 06/01/27	1,350	1,587
Maryland Environmental Service, Cecil County
Landfill Project (RB)
5.300%, 09/01/12	250	257
5.125%, 09/01/10	180	183
Maryland Health & Higher Educational Facilities
Authority, Board of Child Care (RB)
5.375%, 07/01/32	500	505
Maryland Health & Higher Educational Facilities
Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	946
Maryland Health & Higher Educational Facilities
Authority, College of Notre Dame (RB)
(NATL-RE)
5.300%, 10/01/18	460	517
Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB)
5.375%, 07/01/25	500	513
Maryland Health & Higher Educational Facilities
Authority, LifeBridge Health (RB)
5.000%, 07/01/19	1,000	1,091
Maryland Health & Higher Educational Facilities
Authority, Western Maryland Health System
(RB) Series A (NATL-RE)
5.000%, 07/01/21	750	767
Maryland Industrial Development Financing
Authority, American Center for Physics
Headquaters Facility (RB)
5.250%, 12/15/14	500	533
Maryland State (GO)
5.000%, 08/01/18	1,450	1,671
Maryland State, Prerefunded 08/01/13 @ 100
(GO)
5.000%, 08/01/16	2,000	2,276
Maryland Transportation Authority (RB)
5.250%, 03/01/19	2,235	2,658

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Maryland — continued
Maryland Transportation Authority,
Transportation Facilities Projects (RB)
5.000%, 07/01/19	$1,500	$1,710
Maryland Water Quality Financing
Administration (RB) Series A
5.000%, 09/01/12	2,675	2,955
5.000%, 03/01/24	1,175	1,331
Montgomery County (BAN) (GO) Series B
(VRDN)
0.170%, 06/01/26	2,750	2,750
Montgomery County (GO) Series A
5.000%, 05/01/12	1,000	1,094
Montgomery County Economic Development,
Trinity Health Credit Group (RB)
5.500%, 12/01/16	930	971
Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,135
Montgomery County Revenue Authority, Olney
Indoor Swim Center Project (RB) Series C
5.250%, 10/01/12	105	105
New Baltimore City Board of School Commissioners,
Prerefunded 11/01/10 @ 100 (RB)
5.125%, 11/01/14	455	470
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,023
5.000%, 07/15/23	1,550	1,732
Prince George’s County Industrial Development
Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	500	552
5.000%, 06/30/19	710	763
Prince George’s County, Prerefunded 10/01/13 @
100 (GO) Series A
5.000%, 10/01/23	1,685	1,921
Prince George’s County, Woodview Village Phase
II Subdistrict, Prerefunded 07/01/12 @ 100
(RB)
7.000%, 07/01/32	1,162	1,352
Queen Anne’s County (GO) (NATL-RE FGIC)
5.000%, 11/15/10	400	413
St Mary’s County, St. Mary’s Hospital Project
(GO)
5.000%, 10/01/20	1,000	1,073
Talbot County (GO)
5.000%, 03/15/12	480	520
University System of Maryland, Auxiliary Facility & Tuition Project (RB) Series A
5.000%, 04/01/18	1,200	1,384
Washington Suburban Sanitary District (GO)
5.000%, 06/01/20	1,000	1,172
Washington Suburban Sanitary District,
Prerefunded 06/01/10 @ 100 (GO)
5.250%, 06/01/24	440	445
Washington Suburban Sanitary District,
Prerefunded 06/01/15 @ 100 (GO)
5.000%, 06/01/19	680	757

		70,356

	Par (000)	Value (000)
Puerto Rico — 8.0%
Commonwealth of Puerto Rico (GO) Series A
(NATL-RE)
5.250%, 07/01/21	$1,000	$1,017
Commonwealth of Puerto Rico (GO) Series A-4
5.250%, 07/01/30	500	524
Puerto Rico Electric Power Authority (RB) Series
SS (NATL-RE)
5.000%, 07/01/19	1,000	1,042
Puerto Rico Highway & Transportation Authority,
Prerefunded 07/01/12 @ 100 (RB) Series D
5.750%, 07/01/41	1,350	1,501
Puerto Rico Public Buildings Authority,
Prerefunded 07/01/14 @ 100 (RB) Series I
5.500%, 07/01/21	1,000	1,165
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series Y
6.250%, 07/01/13	1,000	1,093

		6,342

Total Municipal Bonds (Cost $75,501)		78,658

	Number of Shares
MONEY MARKET FUND — 0.2%
T. Rowe Price Maryland Tax-Free Money Fund (Cost $187)	187,342	187

TOTAL INVESTMENTS — 99.1%
(Cost $75,688)*		78,845

Other Assets & Liabilities — 0.9%		685

TOTAL NET ASSETS — 100.0%		$79,530

* Aggregate cost for Federal income tax purposes is (000) $75,688.
Gross unrealized appreciation (000)	$3,261
Gross unrealized depreciation (000)	(104)

Net unrealized appreciation (000)	$3,157

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Note

FGIC — Financial Guaranty Insurance Corporation

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

(formerly Municipal Bond Insurance Association)

RB — Revenue Bond

STRB — Special Tax Revenue Bond

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

PNC Maryland Tax Exempt Bond Fund

SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 — Quoted Prices
Money Market Fund	$187	$—
Level 2 — Other Significant Observable Inputs
Municipal Bonds	78,658	—
Level 3 — Significant Unobservable
Inputs	—	—

Total	$78,845	$—

See Notes to Schedules of Investments.

PNC Michigan Intermediate Municipal Bond Fund

SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 93.4%
Michigan — 93.4%
Allendale Public School District (GO) Series A (FSA Q-SBLF) 5.500%, 05/01/16	$1,000	$1,180
Detroit Downtown Development (GO) Series A (AMBAC) 6.250%, 07/15/11	1,600	1,632
Detroit Sewer Disposal (RB) Series C (NATL-RE FGIC) 5.250%, 07/01/16	1,145	1,232
Detroit Water Supply System (RB) (NATL-RE FGIC) 6.500%, 07/01/15	1,000	1,110
Detroit Water Supply System (RB) Series A (NATL-RE) 6.000%, 07/01/13	1,000	1,109
East Lansing School District (GO) Series B (NATL-RE) 5.000%, 05/01/20	1,000	1,082
Forest Hills Public Schools (GO) (FSA) 5.000%, 05/01/17	1,000	1,154
Grand Rapids, Sanitary Sewer System Improvement (RB) Series A (NATL-RE FGIC) 5.375%, 01/01/16	1,535	1,734
Haslett Public School District (GO) (NATL-RE Q-SBLF) 5.000%, 05/01/15	1,030	1,172
Ingham County Building Authority (GO) (NATL-RE) 5.000%, 07/01/16	1,010	1,129
Jenison Public Schools (GO) (NATL-RE FGIC) 5.250%, 05/01/12	1,000	1,074
Kalamazoo Public Schools (GO) (FSA) 5.000%, 05/01/17	1,000	1,109
Kent County (GO) 5.000%, 01/01/18	750	860
Kent Hospital Finance Authority, Butterworth Hospital Project (RB) Series A 7.250%, 01/15/13	1,715	1,879
Lansing Building Authority (GO) (AMBAC) 5.000%, 06/01/19	1,130	1,245
Michigan State (GO) 5.500%, 12/01/15	1,000	1,163
Michigan State Hospital Finance Authority (RB) (ETM) Series P (NATL-RE) 5.375%, 08/15/14	210	225
Michigan State Trunk Line (RB) (FSA) 5.250%, 11/01/16	1,170	1,339
5.000%, 11/01/18	1,000	1,117
Michigan State Trunk Line (RB) Series A (NATL-RE) 5.250%, 11/01/15	1,000	1,149
Michigan State, Environmental Program (GO) Series A 6.000%, 11/01/24	1,000	1,128
Michigan State, Environmental Protection Program (GO) 6.250%, 11/01/12	970	1,034

	Par (000)	Value (000)
Michigan Strategic Fund, Detroit Edison Pollution Control Project (RB) Series AA (NATL-RE FGIC) 6.950%, 05/01/11	$1,150	$1,213
Northwestern Michigan College (GO) (AMBAC) 5.000%, 04/01/18	1,035	1,129
Thornapple Kellogg School District (GO) (NATL-RE Q-SBLF) 5.000%, 05/01/18	1,045	1,157
Troy City School District (GO) (NATL-RE Q-SBLF) 5.000%, 05/01/17	1,000	1,118
University of Michigan (RB) Series A 5.000%, 04/01/19	1,000	1,166
West Branch Rose City Area School District (GO) (FSA Q-SBLF) 5.000%, 05/01/19	30	32

		31,671

Total Municipal Bonds (Cost $29,885)		31,671

	Number of Shares
MONEY MARKET FUND — 5.7%
JPMorgan Michigan Municipal Money Market Fund	1,933,108	1,933

(Cost $1,933)
TOTAL INVESTMENTS — 99.1%
(Cost $31,818)*		33,604

Other Assets & Liabilities — 0.9%		313

TOTAL NET ASSETS — 100.0%		$33,917

*	Aggregate cost for Federal income tax purposes is (000) $31,709.

Gross unrealized appreciation (000)	$1,895
Gross unrealized depreciation (000)	—

Net unrealized appreciation (000)	$1,895

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

GO — General Obligation

Q-SBLF — Qualified State Bond Loan Fund

NATL-RE — National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

RB — Revenue Bond

See Notes to Schedule of Investments.

PNC Michigan Intermediate Municipal Bond Fund

SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 — Quoted Prices
Money Market Fund	$1,933	$—
Level 2 — Other Significant Observable Inputs
Municipal Bonds	31,671	—
Level 3 — Significant Unobservable
Inputs	—	—

Total	$33,604	$—

See Notes to Schedules of Investments.

PNC Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.2%
Ohio — 94.7%
Akron (GO) (ETM)
6.000%, 12/01/12	$750	$813
Akron Economic Development (RB) (NATL-RE)
6.000%, 12/01/12	935	1,010
American Municipal Power, Hydroelectric Projects
(RB) Series C
5.000%, 02/15/22	3,000	3,219
Canton City School District (GO) Series 2005
(NATL-RE)
5.000%, 12/01/14	1,185	1,279
Centerville Capital Facilities (GO) (NATL-RE)
5.650%, 12/01/18	45	45
Clermont County Water Works, Sewer District
Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,095
Cleveland Public Power Systems, First Mortgage
(RB) Sub-Series 1 (NATL-RE)
6.000%, 11/15/10	445	458
Cleveland Waterworks (RB) Series H (NATL-RE)
5.625%, 01/01/13	35	35
Cleveland Waterworks (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,159
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,471
Cuyahoga County (GO) Series A
5.000%, 12/01/20	3,205	3,717
Cuyahoga County (GO)
5.650%, 05/15/18	600	720
Dublin City School District (GO) (NATL-RE)
5.000%, 12/01/18	1,000	1,108
Erie County Garbage & Refuse Landfill
Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,426
Fairfield City School District (GO)
(NATL-RE FGIC)
5.500%, 12/01/15	1,000	1,066
Franklin County (GO)
5.000%, 12/01/15	1,875	2,207
5.000%, 12/01/16	950	1,098
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,650
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,262
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,175
Hamilton County Sewer System (RB)
Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,468
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	1,000	1,086
Lakota Local School District (GO)
(NATL-RE FGIC)
5.500%, 12/01/15	1,245	1,483
Licking County Joint Vocational
School District (GO) (NATL-RE)
5.375%, 12/01/17	1,670	1,816
Mad River Local School District (GO)
(NATL-RE FGIC)
5.750%, 12/01/14	1,060	1,229

	Par (000)	Value (000)
Miami University General
Receipts (RB) (AMBAC)
5.500%, 12/01/13	$2,125	$2,396
5.000%, 09/01/15	1,695	1,905
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,554
5.375%, 12/01/16	1,250	1,297
Montgomery County Solid
Waste Authority (RB) (NATL-RE)
5.350%, 11/01/10	470	470
Ohio Common School Capital
Facility (GO) Series B
5.500%, 09/15/13	2,640	3,038
Ohio Housing Finance Agency (RB)
Series A (FSA)
5.000%, 04/01/16	1,590	1,826
Ohio Housing Finance Agency, Single-Family
Housing Mortgage, Prerefunded
01/15/13 @ 81.88 (RB) (FGIC)
0.000%, 01/15/13 (A)	1,340	1,052
Ohio State Cultural and Sports Capital Facilities
(RB) Series A (FSA)
5.000%, 04/01/17	1,615	1,821
Ohio State Department of Administrative
Services, DAS Office Project (COP) (AMBAC)
5.000%, 12/15/12	1,210	1,212
Ohio State Higher Educational Facilities
Commission, Oberlin College Project (RB)
5.250%, 10/01/12	1,000	1,106
Ohio State Higher Educational Facility
Commission (GO)
5.000%, 08/01/19	1,800	2,077
Ohio State Higher Educational Facility
Commission, Case Western Reserve University
Project (RB)
6.250%, 10/01/17	4,310	5,208
Ohio State Higher Educational Facility
Commission, Case Western Reserve University
Project (RB) Series C
5.000%, 12/01/17	595	669
Ohio State Higher Educational Facility
Commission, Kenyon College Project
(RB) (VRDN)
5.050%, 07/01/37	1,500	1,697
Ohio State Higher Educational Facility
Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,205
Ohio State Higher Educational Facility
Commission, University of Dayton 2001
Project (RB) (AMBAC)
5.500%, 12/01/11	1,000	1,053
Ohio State Higher Educational Facility
Commission, Wittenberg
University Project (RB)
5.500%, 12/01/18	1,870	1,883
Ohio State Turnpike Commission
(RB) Series A
5.000%, 02/15/18	1,000	1,133
5.000%, 02/15/19	1,000	1,130

PNC Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Ohio State Turnpike Commission (RB) Series A (NATL-RE FGIC) 5.500%, 02/15/17	$2,000	$2,333
5.500%, 02/15/18	1,000	1,168
Ohio State University (RB) Series A 5.000%, 12/01/15	1,025	1,186
5.000%, 12/01/17	1,000	1,153
4.000%, 12/01/13	2,465	2,706
Ohio State Water Development Authority, Fresh Water Project (RB) Series B 5.000%, 12/01/20	3,015	3,511
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (FSA) 5.500%, 12/01/20	1,835	2,220
Ohio State Water Development Authority, Walter Pollution Control (RB) Series A 5.000%, 12/01/17	1,675	1,969
5.000%, 06/01/20	3,055	3,531
Ohio State, Major New State Infrastructure Project (RB) Series 2008-1 5.750%, 06/15/18	500	598
Ohio State, Revitalization Project (RB) Series A (AMBAC) 5.000%, 10/01/13	1,070	1,160
Olentangy Local School District (GO) (FSA) 5.500%, 12/01/19	35	37
Sharonville (GO) (NATL-RE FGIC) 5.250%, 06/01/13	1,000	1,126
Southwest Licking Local School District (GO) (NATL-RE FGIC) 5.750%, 12/01/15	550	628
5.750%, 12/01/16	400	457
Teays Valley Local School District (GO) (NATL-RE) 5.000%, 12/01/19	1,070	1,152
University of Cincinnati (RB) Series D (AMBAC) 5.000%, 06/01/16	2,000	2,203
Upper Arlington City School District (GO) (FSA) 5.000%, 12/01/15	2,000	2,316
Valley View Village Street Improvement (GO) (AMBAC) 5.550%, 12/01/20	450	467
West Chester Township (GO) (AMBAC) 5.750%, 12/01/15	2,145	2,579
West Geauga Local School District (GO) (AMBAC) 8.250%, 11/01/12	710	845
Wyoming City School District (GO) Series B (NATL-RE FGIC) 5.750%, 12/01/13	135	156
5.750%, 12/01/14	690	814
5.750%, 12/01/15	740	883
5.750%, 12/01/16	800	959
5.750%, 12/01/17	400	481

		107,465

	Par (000)	Value (000)
Puerto Rico — 3.5%
Commonwealth of Puerto Rico Highway &
Transportation Authority (RB) Series Z (NATL-RE) 6.250%, 07/01/14	$1,295	$1,434
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC) 5.500%, 07/01/17	160	170
Commonwealth of Puerto Rico (GO) Series A (AGM) 5.500%, 07/01/17	100	112
Puerto Rico Electric Power Authority (RB) Series TT 5.000%, 07/01/17	300	321
5.000%, 07/01/18	500	528
Puerto Rico Electric Power Authority (RB) Series VV 5.500%, 07/01/20	800	871
Puerto Rico Electric Power Authority (RB) Series WW 5.500%, 07/01/18	500	548

		3,984

Total Municipal Bonds (Cost $105,379)		111,449

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.0%
PNC Allegiant Ohio Municipal Money Market Fund, Class I† (Cost $1,156)	1,156,004	1,156

TOTAL INVESTMENTS — 99.2% (Cost $106,535)*		112,605

Other Assets & Liabilities — 0.8%		926

TOTAL NET ASSETS — 100.0%		$113,531

* Aggregate cost for Federal income tax purposes is (000) $106,535.
Gross unrealized appreciation (000)	$6,092
Gross unrealized depreciation (000)	(22)

Net unrealized appreciation (000)	$6,070

†	See Note 2 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — Ambac Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assurance

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

(formerly Municipal Bond Insurance Association)

RB — Revenue Bond

STRB — Special Tax Revenue Bond

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 — Quoted Prices
Affiliated Money Market Fund	$1,156	$—
Level 2 — Other Significant Observable Inputs
Municipal Bonds	111,449	—
Level 3 — Significant Unobservable
Inputs	—	—

Total	$112,605	$—

See Notes to Schedules of Investments.

PNC Pennsylvania Intermediate Municipal Bond Fund

SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.4%

Pennsylvania — 89.6%
Allegheny County Higher Education Building Authority, Duquesne University (RB) 5.000%, 03/01/16	$975	$1,078
Allegheny County Higher Education Building Authority, Duquesne University Project (RB) (ETM) Series A (AMBAC) 5.000%, 04/01/19	500	520
Allegheny County Higher Education Building Authority, Duquesne University Project (RB) Series A (AMBAC) 6.500%, 03/01/10	380	380
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A 5.000%, 09/01/18	500	544
Blair County (GO) Series A (AMBAC) 5.375%, 08/01/13	270	303
Bucks County (GO) 5.125%, 05/01/22	1,255	1,440
Central Dauphin School District (GO) (AGM) 5.000%, 12/01/20	1,000	1,065
Commonwealth of Pennsylvania (GO) 5.000%, 01/01/15	1,000	1,157
Commonwealth of Pennsylvania (GO) (NATL-RE) 5.375%, 07/01/19	1,000	1,201
Delaware County Authority, Villanova University (RB) 5.000%, 12/01/21	400	437
Erie County, Prerefunded 09/01/15 @ 100 (GO) Series B (FGIC) 5.000%, 09/01/21	920	1,078
Gettysburg Municipal Authority, Gettysburg College (RB) (NATL-RE) 5.375%, 08/15/13	1,000	1,137
Hempfield Township Municipal Authority, Westmoreland County (RB) (AGM) 5.000%, 09/01/16	1,550	1,729
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital (RB) Series A 5.000%, 06/01/13	1,030	1,098
Mount Lebanon School District (GO) Series A 5.000%, 02/15/20	1,000	1,147
North Hills School District, Prerefunded 12/15/15 @ 100 (GO) (AGM) 5.000%, 12/15/19	1,055	1,246
Northampton County General Purpose Authority (RB) 5.250%, 10/01/15	1,000	1,171
Parkland School District (GO) (NATL-RE FGIC) 5.375%, 09/01/14	1,000	1,156
Pennsylvania Convention Center Authority (RB) (ETM) Series A (FGIC) 6.000%, 09/01/19	1,000	1,210
Pennsylvania Higher Educational Facilities Authority, Carnegie Mellon University (RB) 5.000%, 08/01/19	400	453

	Par (000)	Value (000)
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education (RB) Series AF (NATL-RE) 5.000%, 06/15/17	$1,000	$1,109
Pennsylvania Intergovernmental Cooperative Authority, City of Philadelphia Funding Program (STRB) 5.000%, 06/15/19	675	762
Pennsylvania State University (RB) 5.250%, 08/15/13	1,000	1,138
Pennsylvania State University (RB) Series A 5.000%, 03/01/18	500	578
Pennsylvania Turnpike Commission (RB) Series A (AGM) 5.250%, 07/15/22	1,000	1,158
Pennsylvania Turnpike Commission (RB) Sub-Series B 5.000%, 06/01/19	1,000	1,099
Philadelphia Hospital Authority, Graduate Hospital Project (RB) (ETM) 7.000%, 07/01/10	50	51
Philadelphia Parking Authority, Airport Parking (RB) 5.000%, 09/01/13	1,350	1,461
Philadelphia Water & Wastewater Authority (RB) Series A 5.750%, 01/01/19	400	455
Pittsburgh School District (GO) Series A (AGM) 5.250%, 09/01/12	1,000	1,084
Tredyffrin-Easttown School District (GO) 5.000%, 02/15/15	500	582
University of Pittsburgh, Capital Project (RB) Series B 5.000%, 09/15/18	1,000	1,164
Washington County Authority, Special Sub-Series ACRL (RB) (ETM) 7.875%, 12/15/18	1,000	1,402
West Chester Area School District (GO) Series A (AGM) 5.000%, 05/15/13	1,000	1,121
West Whiteland Municipal Authority (RB) (ETM) 6.400%, 09/15/13	170	187

		32,901

Puerto Rico — 6.8%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series BB (AGM) 5.250%, 07/01/22	400	437
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC) 5.500%, 07/01/17	1,340	1,424
Commonwealth of Puerto Rico (GO) Series A (AGM) 5.500%, 07/01/17	380	424

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Puerto Rico Electric Power Authority (RB) Series VV 5.500%, 07/01/20	$200	$218

		2,503

Total Municipal Bonds (Cost $33,271)		35,404

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.6%
PNC Pennsylvania Tax-Exempt Money Market Fund, Class I† (Cost $951)	951,243	951

TOTAL INVESTMENTS — 99.0% (Cost $34,222)*		36,355

Other Assets & Liabilities — 1.0%		380

TOTAL NET ASSETS — 100.0%		$36,735

*	Aggregate cost for Federal income tax purposes is (000) $34,219.

Gross unrealized appreciation (000)	$2,140
Gross unrealized depreciation (000)	(4)

Net unrealized appreciation (000)	$2,136

†	See Note 2 in Notes to Schedules of Investments.

AGM — Assured Guaranty Municipal Corporation

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

RB — Revenue Bond

STRB — Special Tax Revenue Bond

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 — Quoted Prices Affiliated Money Market Fund	$951	$—
Level 2 — Other Significant Observable Inputs Municipal Bonds	35,404	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$36,355	$—

See Notes to Schedules of Investments.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 101.8%
Alaska — 1.3%
North Slope Borough (GO) Series A
5.000%, 06/30/13	$1,250	$1,383

Arizona — 2.3%
Arizona School Facilities Board,
Prerefunded 07/01/11 @ 100 (RB)
5.500%, 07/01/12	1,395	1,490
Arizona State Transportation Board (RB)
5.250%, 07/01/13	1,000	1,056

		2,546

California — 5.4%
California State (GO) Series A
5.000%, 07/01/17	1,000	1,125
California Statewide Communities Development
Authority (RB)
5.000%, 06/15/13	1,600	1,721
Los Angeles Unified School District (GO)
(NATL-RE)
5.250%, 07/01/12	2,745	3,015

		5,861

Colorado — 1.0%
Regional Transportation District (RB) Series B
5.250%, 11/01/11	1,000	1,076

District of Columbia — 1.0%
District of Columbia (RB) Series B
5.000%, 12/01/12	1,000	1,109

Florida — 1.8%
Citizens Property Insurance Corporation (RB)
Series A-1
6.000%, 06/01/16	1,800	1,985

Georgia — 4.6%
Cherokee County School System (GO) Series B
(NATL-RE FGIC)
5.000%, 08/01/14	1,360	1,567
DeKalb Private Hospital Authority, Children’s
Healthcare of Atlanta Project (RB)
5.000%, 11/15/14	1,000	1,100
Georgia State (GO) Series B
5.750%, 08/01/13	2,000	2,324

		4,991

Hawaii — 2.1%
Hawaii State (GO) Series DF
5.000%, 07/01/13	2,000	2,258

Illinois — 5.7%
Board of Trustees of University of Illinois, Utility
Infrastructure Projects, Prerefunded 08/15/11 @ 100 (COP) Series B (AMBAC)
5.500%, 08/15/18	2,300	2,468
Chicago Park District, Prerefunded 07/01/11 @ 100 (GO) Series C (FGIC)
5.500%, 01/01/20	1,500	1,601
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,091

	Par (000)	Value (000)
Illinois State (RB)
5.375%, 06/15/13	$1,000	$1,057

		6,217

Kansas — 0.9%
Olathe Health Facilities, Olathe Medical Center
(RB) Series A (VRDN)
4.125%, 09/01/37	1,000	1,028

Maryland — 4.6%
Anne Arundel County (GO)
5.000%, 03/01/14	1,000	1,150
Carroll County (GO)
5.000%, 11/01/11	1,000	1,074
Maryland State (GO)
5.000%, 08/01/15	1,395	1,642
Maryland Water Quality Financing
Administration (RB) Series A
5.000%, 03/01/14	1,000	1,149

		5,015

Massachusettes — 1.8%
Commonwealth of Massachusetts, Central Artery/ Ted Williams Tunnel Infrastructure (GO) Series A (VRDN)
0.170%, 12/01/30	500	500
Massachusetts Health & Educational Facilities
Authority, Simmons College,
Prerefunded 10/01/13 @ 100 (RB) Series F
(FGIC)
5.000%, 10/01/33	1,295	1,474

		1,974

Michigan — 6.8%
Detroit (RAN)
5.000%, 03/01/10	1,000	1,000
Detroit City School District, School Building and
Site Improvement (GO) Series A
5.000%, 05/01/11	1,000	1,027
Michigan Municipal Bond Authority, Clean Water
(RB)
5.000%, 10/01/13	2,000	2,269
Michigan State (GO)
5.500%, 12/01/15	1,000	1,163
Woodhaven-Brownstown School District,
Prerefunded 03/01/12 @ 100 (GO)
(NATL-RE Q-SBLF)
5.375%, 05/01/16	1,710	1,882

		7,341

Minnesota — 2.9%
Minnesota Public Facilities Authority, Water
Pollution Control (RB) Series A
5.000%, 03/01/18	2,000	2,175
Scott County (GO)
4.000%, 12/01/10	1,000	1,002

		3,177

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Missouri — 3.0%
Missouri Highways & Transportation Commission (RB)
5.000%, 05/01/16	$1,100	$1,281
Missouri Highways & Transportation Commission (RB) Series A
5.000%, 02/01/13	1,800	1,934

		3,215

Nevada — 5.3%
Clark County Highway Improvement (RB) (AMBAC)
5.000%, 07/01/17	1,805	2,012
Clark County School District (GO) Series A
5.000%, 06/15/14	1,250	1,411
Reno, ReTRAC-Reno Transportation Rail Access Corridor Project (RB) Series A (VRDN)
0.140%, 06/01/42	2,300	2,300

		5,723

New Jersey — 1.4%
New Jersey Transportation Trust Fund Authority (RB) (ETM) Series B (NATL-RE)
6.500%, 06/15/10	1,500	1,527

New York — 5.3%
Erie County Public Improvement (GO) Series A (NATL-RE)
5.000%, 12/01/14	1,000	1,083
Nassau County Interim Finance Authority (RB) Series A
5.000%, 11/15/13	1,000	1,141
New York (GO) Series G
5.000%, 08/01/11	750	795
New York City Transitional Finance Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,420
Tobacco Settlement Financing Corporation (RB) Series A-1
5.500%, 06/01/16	1,300	1,313

		5,752

North Carolina — 5.9%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Prerefunded 01/15/15 @ 100 (RB) Series A
5.000%, 01/15/45	1,500	1,748
North Carolina State (GO)
5.000%, 05/01/14	1,000	1,120
University of North Carolina at Chapel Hill (RB) Series B
5.000%, 12/01/11	1,250	1,346
Wake County, Prerefunded 03/01/12 @ 100 (GO)
4.600%, 03/01/17	2,000	2,153

		6,367

Ohio — 3.2%
Ohio State Water Development Authority, Fresh Water Project (RB) Series A
5.000%, 06/01/12	1,145	1,253

	Par (000)	Value (000)
Ohio State Water Development Authority, Water Pollution Control Project (RB)
5.000%, 12/01/13	$1,000	$1,142
Ohio State, Major New State Infrastructure Project (RB) Series 2008-1
5.000%, 06/15/11	1,000	1,054

		3,449

Pennsylvania — 10.1%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/10	1,000	1,021
Commonwealth of Pennsylvania (GO) Series 4
5.000%, 07/01/14	1,800	2,077
Pennsylvania Higher Educational Facilties Authority, Marywood University Project, Prerefunded 06/01/10 @ 100 (RB) (NATL-RE)
5.500%, 06/01/18	1,430	1,448
Pennsylvania Higher Educational Facilties Authority, University of Scranton (RB)
5.000%, 05/01/11	1,000	1,043
Philadelphia Parking Authority (RB)
5.000%, 09/01/12	1,000	1,070
Philadelphia Water & Wastewater Authority (RB) (AMBAC)
5.250%, 12/15/11	2,000	2,137
Pittsburgh Water & Sewer Authority, Prerefunded 06/01/12 @ 100 (RB) (AMBAC)
5.125%, 12/01/31	2,000	2,200

		10,996

South Carolina — 1.5%
South Carolina Public Service Authority (RB) Series A
5.000%, 01/01/13	1,460	1,619

Tennessee — 3.2%
Memphis Electric System (RB)
5.000%, 12/01/14	3,000	3,458

Texas — 6.3%
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,535	1,763
Houston (GO) Series E (AMBAC)
5.000%, 03/01/15	1,000	1,147
Houston Health Facilities Development Corporation, Buckingham Senior Living Community, Inc. Project, Prerefunded 02/15/14 @ 100 (RB) Series A
7.125%, 02/15/34	1,000	1,224
Houston Higher Education Finance, Rice University Project (RB) Series A (VRDN)
0.130%, 05/15/48	1,000	1,000
Texas Public Finance Authority (GO) Series A
5.000%, 10/01/17	500	585
Texas Transportation Commission (RB)
5.000%, 04/01/13	1,000	1,120

		6,839

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Utah — 1.8%
Utah State (GO) Series C
5.000%, 07/01/15	$1,625	$1,909

Virginia — 5.0%
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/13	2,000	2,263
Fairfax County, Prerefunded 06/01/19 @ 100 (GO) Series A (FGIC)
5.000%, 06/01/10	1,500	1,533
Tobacco Settlement Financing, Prerefunded 06/01/15 @ 100 (RB)
5.625%, 06/01/37	1,425	1,687

		5,483

Washington — 4.8%
Richland Electric, Prerefunded 05/01/11 @ 100 (RB) (NATL-RE)
5.100%, 11/01/22	1,115	1,171
Washington State (GO) Series C
5.000%, 01/01/15	3,500	4,044

		5,215

Wyoming — 1.8%
Uinta County, Amoco Project (RB) (VRDN)
0.130%, 07/01/26	2,000	2,000

Puerto Rico — 1.0%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series Y
6.250%, 07/01/13	1,000	1,094

Total Municipal Bonds (Cost $107,530)		110,607

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.2%
PNC Tax Exempt Money Marekt† (Cost $277)	276,968	277

TOTAL INVESTMENTS — 102.0%
(Cost $107,807)*		110,884

Other Assets & Liabilities – (2.0)%		(2,196)

TOTAL NET ASSETS — 100.0%		$108,688

* Aggregate cost for Federal income tax purposes is (000) $107,807.
Gross unrealized appreciation (000)	$3,106
Gross unrealized depreciation (000)	(29)

Net unrealized appreciation (000)	$3,077

† See Note 2 in Notes to Schedules of Investments.

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE —	National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

Q-SBLF — Qualified State Bond Loan Fund

RB — Revenue Bond

VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

	Investments in Securities	Other Financial Instruments
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$277	$—
Level 2-Other Significant
Observable Inputs
Municipal Bonds	110,607	—
Level 3-Significant Unobservable
Inputs	—	—

Total	$110,884	$—

See Notes to Schedules of Investments.

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 68.8%
Federal Farm Credit Bank — 5.2%
Federal Farm Credit Bank
0.091%, 06/25/10	$6,500	$6,500
0.540%, 09/15/10	3,000	3,000
Federal Farm Credit Bank (DN)
0.140%, 05/25/10	5,000	4,998
Federal Farm Credit Bank (FRN)
0.229%, 03/01/10	10,000	10,000
0.340%, 03/03/10	10,000	10,000
0.940%, 03/04/10	25,000	25,000
0.200%, 12/17/10	10,000	9,998
0.201%, 02/14/11	3,500	3,499
0.319%, 05/18/11	3,250	3,253
0.279%, 06/22/11	2,000	2,000

		78,248

Federal Home Loan Bank — 21.9%
Federal Home Loan Bank
1.050%, 03/05/10	3,000	3,000
0.600%, 04/14/10	15,000	15,009
0.000%, 04/16/10	15,000	14,998
0.820%, 04/28/10	2,000	2,000
0.700%, 04/30/10	3,000	3,000
3.000%, 06/11/10	10,000	10,077
0.520%, 06/25/10	3,000	3,000
3.500%, 07/16/10	10,000	10,121
0.550%, 07/29/10	3,000	3,000
0.750%, 09/30/10	2,250	2,254
0.500%, 10/05/10	5,000	5,000
0.375%, 10/08/10	2,500	2,501
3.375%, 10/20/10	3,500	3,567
0.500%, 10/25/10	10,000	10,003
0.560%, 11/19/10	2,500	2,500
0.400%, 12/27/10	2,500	2,500
Federal Home Loan Bank (DN)
0.060%, 03/04/10	4,400	4,400
0.095%, 03/12/10	5,000	5,000
0.060%, 03/17/10	5,000	5,000
0.370%, 04/01/10	3,294	3,293
0.110%, 04/14/10	10,634	10,633
0.080%, 04/14/10	5,000	5,000
0.075%, 04/14/10	5,000	4,999
0.125%, 04/16/10	11,110	11,108
0.080%, 04/16/10	5,000	4,999
0.110%, 04/28/10	20,000	19,996
0.150%, 05/05/10	10,000	9,997
0.140%, 05/07/10	10,000	9,997
0.150%, 05/12/10	15,000	14,996
0.140%, 05/12/10	15,000	14,996
0.095%, 05/12/10	4,600	4,599
0.200%, 05/13/10	4,000	3,998
0.142%, 05/14/10	15,000	14,996
0.150%, 05/26/10	20,000	19,993
0.200%, 06/16/10	5,000	4,997
0.120%, 06/30/10	5,000	4,998
Federal Home Loan Bank (FRN)
0.800%, 03/11/10	10,000	10,002
0.051%, 06/29/10	15,000	15,000
0.151%, 07/13/10	15,000	15,000
0.150%, 05/26/11	10,000	10,000
0.250%, 06/07/11	10,000	10,000

		330,527

	Par (000)	Value (000)
Federal Home Loan Mortgage Corporation — 20.6%
Federal Home Loan Mortgage Corporation
2.875%, 04/30/10	$15,000	$15,066
0.410%, 05/17/10	2,000	1,998
2.875%, 06/28/10	2,500	2,522
6.875%, 09/15/10	6,318	6,542
3.125%, 10/25/10	10,000	10,182
Federal Home Loan Mortgage Corporation (DN)
0.250%, 03/01/10 (A)	7,000	7,000
0.230%, 03/01/10 (A)	8,550	8,550
0.080%, 03/02/10	5,000	5,000
0.100%, 03/09/10	4,500	4,500
0.070%, 03/09/10	3,000	3,000
0.210%, 03/15/10	10,000	9,999
0.095%, 03/15/10 (A)	5,000	5,000
0.085%, 03/16/10 (A)	5,000	5,000
0.190%, 03/22/10	10,000	9,999
0.150%, 03/22/10	1,336	1,336
0.120%, 03/22/10 (A)	1,250	1,250
0.110%, 03/23/10	5,000	5,000
0.110%, 03/25/10	5,000	5,000
0.150%, 03/30/10	5,000	4,999
0.230%, 04/06/10	5,000	4,999
0.150%, 04/06/10	1,400	1,400
0.190%, 04/07/10	4,325	4,324
0.150%, 04/07/10	1,000	1,000
0.250%, 04/15/10 (A)	10,000	9,997
0.140%, 04/19/10	4,500	4,499
0.100%, 04/19/10	1,000	1,000
0.080%, 04/22/10	5,000	4,999
0.105%, 04/26/10	5,000	4,999
0.090%, 04/30/10	2,000	2,000
0.100%, 05/04/10	5,000	4,999
0.140%, 05/10/10	15,000	14,996
0.110%, 05/10/10	9,106	9,104
0.090%, 05/10/10	2,500	2,500
0.175%, 05/17/10	5,000	4,998
0.145%, 05/17/10	17,300	17,295
0.100%, 05/18/10	5,000	4,999
0.150%, 05/24/10	5,000	4,998
0.150%, 06/08/10	30,000	29,987
0.180%, 07/12/10	15,000	14,990
Federal Home Loan Mortgage Corporation (FRN)
0.151%, 07/12/10	20,000	20,013
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.049%, 08/10/10	10,000	9,995
0.299%, 01/28/11	10,000	10,011
0.327%, 03/09/11	10,000	10,014

		310,059

Federal National Mortgage Association — 21.1%
Federal National Mortgage Association
0.500%, 03/01/10	2,500	2,500
4.625%, 06/01/10	6,000	6,066
1.500%, 07/06/10	3,000	3,014
3.000%, 07/12/10	10,000	10,101
0.141%, 07/13/10	5,000	5,000
2.875%, 10/12/10	25,050	25,441
Federal National Mortgage Association (DN)
0.240%, 03/03/10 (A)	10,000	10,000
0.230%, 03/03/10 (A)	10,000	10,000
0.200%, 03/03/10	8,811	8,811
0.140%, 03/03/10 (A)	3,000	3,000

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal National Mortgage Association — continued
0.100%, 03/03/10	$5,800	$5,800
0.100%, 03/10/10	5,000	5,000
0.110%, 03/15/10	5,000	5,000
0.090%, 03/15/10	1,579	1,579
0.200%, 03/17/10 (A)	11,021	11,020
0.200%, 03/24/10	4,000	3,999
0.080%, 03/31/10	35,000	34,998
0.125%, 04/05/10	5,000	4,999
0.120%, 04/07/10 (A)	2,173	2,173
0.100%, 04/08/10	5,000	4,999
0.150%, 04/14/10	1,600	1,600
0.085%, 04/19/10	5,600	5,599
0.125%, 04/28/10	20,000	19,996
0.130%, 05/03/10 (A)	4,000	3,997
0.190%, 05/05/10 (A)	10,000	9,997
0.140%, 05/19/10	15,000	14,995
0.100%, 05/19/10	5,000	4,999
0.120%, 05/24/10	13,000	12,996
0.220%, 06/01/10 (A)	5,000	4,996
0.160%, 07/06/10	15,000	14,992
0.200%, 08/02/10	20,000	19,983
0.200%, 08/11/10	15,000	14,986
0.250%, 08/16/10	20,000	19,977
0.300%, 11/08/10 (A)	5,000	4,990

		317,603

Total U.S. Government Agency Obligations
(Cost $1,036,436)		1,036,437

U.S. TREASURY OBLIGATION — 1.0%
U.S. Treasury Bill† — 1.0%
0.447%, 12/16/10	15,000	14,946
(Cost $14,946)
	Number of Shares
MONEY MARKET FUND — 1.4%
AIM Government & Agency Portfolio	21,672,767	21,673

(Cost $21,673)
AFFILIATED MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Government Money Market Fund††	15,002,006	15,002

(Cost $15,002)
	Par (000)
REPURCHASE AGREEMENTS — 25.6%

Bank of America

0.110% (dated 02/26/10, due 03/01/10, repurchase price $29,000,266, collateralized by Federal Home Loan Bank Discount Note and Federal National Mortgage Association Bond, 0.000% to 5.450%, due 03/01/10 to 10/18/21, total market value $29,580,680)	$29,000	29,000

	Par (000)	Value (000)

Bank of America

0.120% (dated 02/26/10, due 03/01/10, repurchase price $58,000,580, collateralized by Government National Mortgage Association Bond, 5.000%, due 02/15/40, total market value $59,160,001)	$58,000	$58,000

Deutsche Bank

0.120% (dated 02/26/10, due 03/01/10, repurchase price $58,000,580, collateralized by Government National Mortgage Association Bonds, 4.500% to 7.000%, due 10/15/38 to 02/20/40, total market value $59,160,000)	58,000	58,000

Goldman Sachs

0.120% (dated 02/26/10, due 03/01/10, repurchase price $48,000,480, collateralized by Federal Home Loan Mortgage Corporation Bond, 6.000%, due 08/01/38, total market value $48,960,000)	48,000	48,000

Goldman Sachs (TLGP) (FDIC)

0.130% (dated 02/26/10, due 03/01/10, repurchase price $48,000,520, collateralized by General Electric Capital (FDIC) and Morgan Stanley (FDIC), 0.319% to 2.250%, due 03/ 13/12 to 04/24/12, total market value $48,960,000)	48,000	48,000

Greenwich Capital

0.120% (dated 02/26/10, due 03/01/10, repurchase price $58,000,580, collateralized by Federal Home Loan Bank Discount Note and Federal National Mortgage Association Discount Note, 0.000%, due 03/12/10 to 05/ 24/10, total market value $59,162,500)	58,000	58,000

JPMorgan Chase

0.120% (dated 02/26/10, due 03/01/10, repurchase price $49,000,490, collateralized by Federal Home Loan Mortgage Corporation Bonds, 5.000%, due 07/01/22 to 12/01/39, total market value $49,983,803)	49,000	49,000

Warburg Dillon

0.110% (dated 02/26/10, due 03/01/10, repurchase price $37,000,339, collateralized by Federal National Mortgage Association Bond, 4.500%, due 01/01/25, total market value $37,742,626)	37,000	37,000

Total Repurchase Agreements
(Cost $385,000)		385,000

TOTAL INVESTMENTS — 97.8%
(Cost $1,473,057)*		1,473,058

Other Assets & Liabilities — 2.2%		32,540

TOTAL NET ASSETS — 100.0%		$1,505,598

PNC Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN	— Discount Note
FDIC	— Federal Deposit Insurance Corporation
FRN	— Floating Rate Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
MTN	— Medium Term Note
TLGP	— Temporary Liquidity Guarantee Program

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 — Quoted Prices
Affiliated Money Market Fund	$15,002	$—
Money Market Fund	21,673	—
Level 2—Other Significant Observable Inputs
Commerical Paper	—	—
Repurchase Agreements	385,000	—
U.S. Government Agency Obligations	1,036,437	—
U.S. Treasury Obligation	14,946	—
Level 3—Significant Unobservable
Inputs	—	—

Total	$1,473,058	$—

See Notes to Schedules of Investments.

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
CERTIFICATES OF DEPOSIT — 8.2%
Euro — 1.6%
Australia & New Zealand Banking Group
0.190%, 03/04/10	$20,000	$20,000
HSBC Bank PLC
0.300%, 04/16/10	20,000	20,000

		40,000

Yankee — 6.6%
Abbey National Treasury Services PLC CT
0.180%, 05/11/10	16,000	16,000
Bank of Montreal CH
0.150%, 03/04/10	10,000	10,000
0.190%, 03/15/10	18,000	18,000
0.170%, 03/18/10	7,000	7,000
0.170%, 04/26/10	15,000	15,000
Bank of Nova Scotia
0.190%, 05/19/10	15,000	15,000
BNP Paribas NY
0.290%, 03/08/10	4,000	4,000
Canadian Imperial Bank of Commerce NY
0.170%, 04/05/10	9,000	9,000
0.170%, 04/21/10	12,000	12,000
Rabobank Nederland NV NY
0.190%, 03/02/10	3,500	3,500
0.220%, 03/04/10	15,000	15,000
0.190%, 03/22/10	15,000	15,000
0.180%, 04/13/10	10,000	10,000
Toronto-Dominion Bank NY
0.330%, 05/17/10	13,900	13,901

		163,401

Total Certificates of Deposit (Cost $203,401)		203,401

COMMERCIAL PAPER† — 48.3% Banks — 18.4%
Abbey National North America LLC
0.170%, 04/20/10	14,000	13,997
0.340%, 10/01/10	10,000	9,980
Australia & New Zealand Banking Group
0.250%, 05/27/10	5,000	4,997
0.630%, 10/20/10	10,000	9,959
Bank of America
0.150%, 03/01/10	10,000	10,000
Bank of Nova Scotia
0.315%, 03/08/10	15,000	14,999
0.170%, 04/09/10	10,000	9,998
Barclays US Funding
0.150%, 04/19/10	15,000	14,997
0.140%, 05/03/10	16,000	15,996
Commonwealth Bank of Australia
0.190%, 05/10/10	15,000	14,994
Deutsche Bank Financial LLC
0.100%, 03/01/10	2,000	2,000
0.150%, 04/05/10	10,000	9,998
0.170%, 05/11/10	18,000	17,994
0.390%, 10/01/10	20,000	19,954
Dexia Delaware LLC
0.200%, 03/01/10	10,000	10,000
0.200%, 03/03/10	20,000	20,000
0.200%, 03/04/10	20,000	20,000
HSBC USA
0.170%, 05/19/10	20,000	19,992

	Par (000)	Value (000)
JPMorgan Chase
0.150%, 04/14/10	$6,000	$5,999
Kreditanstalt fuer Wiederaufbau
0.170%, 05/05/10	25,000	24,992
National Australia Funding Delaware
0.170%, 04/19/10	10,000	9,998
0.160%, 04/20/10	20,000	19,996
Royal Bank of Canada
0.305%, 03/15/10	5,000	5,000
0.230%, 06/21/10	22,000	21,984
0.250%, 06/21/10	10,000	9,992
Scotiabanc
0.150%, 03/22/10	10,000	9,999
Svenska Handelsbanken
0.170%, 04/22/10	10,000	9,998
0.180%, 04/27/10	10,000	9,997
Toronto-Dominion Holdings
0.190%, 05/14/10	16,000	15,994
0.250%, 06/10/10	8,000	7,994
UBS Finance Delaware LLC
0.140%, 03/05/10	15,000	15,000
Variable Funding Capital
0.160%, 03/22/10	10,000	9,999
Westpac Banking
0.180%, 03/10/10	7,000	7,000
0.200%, 04/01/10	21,000	20,996
0.180%, 05/13/10	12,000	11,996

		456,789

Consumer Staples — 3.9%
Coca-Cola
0.120%, 03/18/10	3,000	3,000
0.240%, 05/10/10	20,000	19,991
0.200%, 05/12/10	11,300	11,295
0.150%, 05/12/10	8,000	7,997
0.160%, 05/14/10	6,300	6,298
Nestle Capital
0.200%, 03/02/10	12,750	12,750
0.140%, 04/19/10	16,100	16,097
0.150%, 05/18/10	10,000	9,997
0.170%, 07/12/10	10,000	9,994

		97,419

Finance-Automotive — 1.5%
Toyota Motor Credit
0.160%, 03/22/10	15,000	14,998
14.400%, 04/13/10	10,000	9,998
0.200%, 05/13/10	10,500	10,496

		35,492

Financial Services — 20.4%
Alpine Securitization
0.150%, 03/08/10	15,000	15,000
0.150%, 03/16/10	25,000	24,998
0.150%, 03/18/10	10,000	9,999
American Honda Finance
0.120%, 03/03/10	4,000	4,000
0.150%, 04/08/10	25,000	24,996
Barton Capital
0.150%, 03/02/10	5,000	5,000
BNP Paribas Finance
0.200%, 03/08/10	10,000	10,000

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Financial Services — continued
0.200%, 04/15/10	$10,000	$9,997
0.220%, 05/05/10	15,000	14,994
CBA Delaware Finance
0.170%, 04/06/10	5,000	4,999
0.170%, 04/12/10	9,000	8,998
0.170%, 04/15/10	12,000	11,997
Edison Asset Securitization LLC
0.170%, 04/23/10	25,000	24,994
Fairway Finance LLC
0.160%, 03/22/10	15,000	14,999
FCAR Owner Trust
0.230%, 03/26/10	25,000	24,996
General Electric Capital
0.250%, 05/03/10	6,500	6,497
Liberty Street Funding LLC
0.150%, 03/01/10	15,000	15,000
0.150%, 03/15/10	6,000	6,000
Metlife Funding
0.150%, 04/05/10	15,255	15,253
Nordea North America
0.150%, 03/16/10	8,000	7,999
0.170%, 03/16/10	15,100	15,099
0.140%, 03/24/10	12,000	11,999
0.180%, 04/20/10	10,000	9,997
0.180%, 04/22/10	5,000	4,999
PACCAR Financial
0.160%, 05/06/10	13,600	13,596
0.150%, 05/13/10	20,000	19,994
0.170%, 05/13/10	15,000	14,995
Park Avenue Receivables
0.170%, 04/19/10	15,000	14,996
Rabobank USA Financial
0.100%, 03/01/10	5,000	5,000
Sheffield Receivables
0.150%, 03/15/10	10,000	9,999
0.160%, 04/05/10	9,400	9,399
0.160%, 04/14/10	6,000	5,999
Societe Generale North America
0.160%, 03/05/10	25,000	25,000
0.170%, 03/05/10	15,000	15,000
Straight-A Funding
0.180%, 03/09/10	15,000	14,999
0.150%, 04/08/10	15,000	14,998
Wal-Mart Funding
0.170%, 03/10/10	40,000	39,998

		506,783

Healthcare — 0.5%
Abbott Labratories
0.130%, 04/12/10	13,000	12,998

Insurance — 0.2%
New York Life Capital
0.160%, 04/19/10	5,686	5,685

Sovereign Agency — 1.1%
Svensk Exportkredit AB
0.140%, 03/19/10	15,000	14,999
0.170%, 03/19/10	11,000	10,999

		25,998

	Par (000)	Value (000)

Technology — 1.2%
Microsoft
0.170%, 07/15/10	$30,500	$30,480

Transportation — 1.1%
NetJets
0.140%, 03/02/10	14,000	14,000
0.100%, 03/03/10	12,000	12,000

		26,000

Total Commercial Paper (Cost $1,197,644)		1,197,644

CORPORATE BONDS — 3.8%
Banks — 2.9%
Goldman Sachs Group (FRN)
0.551%, 06/28/10	10,000	10,010
0.755%, 12/03/10	3,500	3,512
Goldman Sachs Group (FRN) (MTN)
0.351%, 06/28/10	10,000	10,002
JPMorgan Chase (FRN)
0.289%, 05/07/10	10,000	10,001
Rabobank Nederland NV (FRN)
0.651%, 05/19/10 (A)	1,750	1,752
US Bancorp (MTN) (FRN)
0.655%, 06/04/10	4,239	4,244
Wachovia (FRN)
0.406%, 06/01/10	16,001	15,997
Wachovia Bank NA (FRN)
1.150%, 05/14/10	9,000	9,018
Wells Fargo (FRN)
0.309%, 03/23/10	7,000	6,998

		71,534

Financials — 0.9%
Bear Stearns (MTN) (FRN)
0.370%, 05/18/10	17,000	17,006
Citigroup Funding (MTN) (FRN)
0.349%, 07/30/10	3,500	3,500
General Electric Capital (FRN)
0.300%, 07/08/10	2,000	2,000

		22,506

Total Corporate Bonds
(Cost $94,040)		94,040

FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement (FRN)
0.501%, 06/03/10 (B) (Cost $25,000)	25,000	25,000

MUNICIPAL SECURITIES — 11.9%
Alaska — 1.2%
Valdez Marine Terminal, BP Pipelines Project (RB) (VRDN) 0.110%, 07/01/37	15,750	15,750
Valdez Marine Terminal, BP Pipelines Project (RB) Series C (VRDN) 0.110%, 07/01/37	13,500	13,500

		29,250

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Connecticut — 0.5%
Connecticut Health & Educational Facilities (TECP) Series S-1 (VRDO)
0.170%, 03/02/10	$4,335	$4,335
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series V-2 (VRDN)
0.090%, 07/01/36	7,630	7,630

		11,965

Massachusetts — 1.7%
Massachusetts Health & Educational Facilities Authority (TECP) Series EE
0.250%, 05/24/10	10,000	10,000
0.150%, 04/01/10	15,000	15,000
Massachusetts Health and Educational Facilities Authority, Harvard University (RB) Series Y (VRDN)
0.170%, 07/01/35	9,030	9,030
Massachusetts State Health & Educational Facilities Authority, Harvard University (RB) Series L (VRDN)
0.100%, 01/01/24	8,800	8,800

		42,830

Michigan — 2.6%
Board of Trustees of Michigan State University (TECP) Series 08-A
0.150%, 04/05/10	16,000	16,000
0.150%, 04/06/10	16,000	16,000
University of Michigan (TECP) Series B
0.150%, 04/07/10	20,000	20,000
0.130%, 03/01/10	13,000	13,000

		65,000

North Carolina — 0.8%
University of North Carolina at Chapel Hill (RB) Series C (VRDN)
0.170%, 12/01/25	19,985	19,985

Ohio — 1.4%
Ohio State (GO) Series A (VRDN)
0.150%, 03/15/25	4,745	4,745
Ohio State (GO) Series B (VRDN)
0.150%, 03/15/25	6,000	6,000
Ohio State University (RB) Series B (VRDN)
0.160%, 12/01/28	24,200	24,200

		34,945

Rhode Island — 1.0%
Rhode Island Health and Educational Building, Brown University (RB) Series B (VRDN)
0.180%, 09/01/32	10,000	10,000
0.150%, 09/01/43	15,000	15,000

		25,000

	Par (000)	Value (000)
Texas — 1.6%
Red River Education Finance, Texas Christian University Project (RB) (VRDN)
0.160%, 03/15/35	$16,000	$16,000
University of Texas (TECP) Series A
0.150%, 04/06/10	25,000	25,000

		41,000

Virginia — 0.7%
University of Virginia (TECP) Series 03-A
0.200%, 03/02/10	6,000	6,000
0.120%, 03/03/10	10,650	10,650

		16,650

Wyoming — 0.4%
Uinta County, Chevron USA Project (RB) (VRDN)
0.120%, 08/15/20	9,100	9,100

Total Municipal Securities (Cost $295,725)		295,725

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.6%
Federal Farm Credit Bank — 1.6%
Federal Farm Credit Bank (FRN)
0.940%, 03/04/10	30,000	30,000
0.201%, 02/14/11	4,500	4,499
0.319%, 05/18/11	4,000	4,003

		38,502

Federal Home Loan Bank — 7.2%
Federal Home Loan Bank
0.700%, 04/30/10	3,500	3,500
3.000%, 06/11/10	10,000	10,077
0.520%, 06/25/10	6,500	6,499
0.550%, 07/28/10	10,050	10,064
4.516%, 08/10/10	23,600	24,042
3.375%, 08/13/10	12,250	12,423
0.750%, 09/30/10	4,000	4,007
0.440%, 10/07/10	25,000	25,001
0.500%, 10/25/10	23,000	23,007
0.400%, 12/27/10	2,600	2,600
0.450%, 12/30/10	6,150	6,149
Federal Home Loan Bank (DN)
0.060%, 03/01/10(C)	24,316	24,316
Federal Home Loan Bank (FRN)
0.800%, 03/11/10	20,000	20,003
0.151%, 07/13/10	8,000	7,999

		179,687

Federal Home Loan Mortgage Corporation — 2.7%
Federal Home Loan Mortgage Corporation
3.125%, 10/25/10	10,000	10,184
4.750%, 12/08/10	20,000	20,686
Federal Home Loan Mortgage Corporation (DN)
0.120%, 04/13/10(C)	25,000	24,997
Federal Home Loan Mortgage Corporation (FRN)
0.151%, 07/12/10	6,000	6,000
Federal Home Loan Mortgage Corporation (MTN) (FRN)
0.231%, 12/30/10	6,000	6,000

		67,867

PNC Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal National Mortgage Association — 2.1%
Federal National Mortgage Association
4.625%, 06/01/10	$8,000	$8,088
2.875%, 10/12/10	17,000	17,252
Federal National Mortgage Association (DN)
0.220%, 06/01/10 (C)	13,000	12,993
0.300%, 11/08/10 (C)	5,000	4,990
Federal National Mortgage Association (FRN)
0.630%, 10/22/10	8,000	8,000

		51,323

Total U.S. Government Agency Obligations (Cost $337,379)		337,379

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.6%
PNC Advantage Institutional Money Market Fund, Class I††	39,708,584	39,708
(Cost $39,708)

	Par (000)
REPURCHASE AGREEMENTS — 12.2%
Bank of America
0.110% (dated 02/26/10, due 03/01/10, repurchase price $23,000,211, collateralized by Federal National Mortgage Association Bond, 6.000%, due 02/13/17, total market value $23,461,097)	$23,000	23,000

Bank of America Mortgage

0.120% (dated 02/26/10, due 03/01/10, repurchase price $45,000,450, collateralized by Government National Mortgage Association Bond, 4.500%, due 02/15/40, total market value $45,900,000)	45,000	45,000

Deutsche Bank

0.120% (dated 02/26/10, due 03/01/10, repurchase price $45,000,450, collateralized by Federal Home Loan Mortgage Corporation Bond and Government National Mortgage Association Bond, 4.500%, due 02/01/30 to 02/20/40, total market value $45,900,001)	45,000	45,000
Goldman Sachs
0.120% (dated 02/26/10, due 03/01/10, repurchase price $38,000,380, collateralized by Federal Home Loan Mortgage Corporation Bond, 6.000%, due 08/01/38, total market value $38,760,000)	38,000	38,000

	Par (000)	Value (000)
Goldman Sachs (TLGP) (FDIC)

0.130% (dated 02/26/10, due 03/01/10, repurchase price $38,000,412, collateralized by General Electric Capital (FDIC), 0.414% to 1.625%, due 01/07/11 to 05/08/12 , total market value $38,760,000)	$38,000	$38,000

Greenwich Capital

0.120% (dated 02/26/10, due 03/01/10, repurchase price $45,000,450, collateralized by Federal Home Loan Bank Discount Notes, 0.000%, due 04/09/10 to 04/13/10, total market value $45,900,409)	45,000	45,000

JPMorgan Chase

0.120% (dated 02/26/10, due 03/01/10, repurchase price $38,000,380, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.500% to 6.000%, due 01/01/35 to 12/01/35, total market value $38,761,076)	38,000	38,000

UBS Securities

0.110% (dated 02/26/10, due 03/01/10, repurchase price $30,000,275, collateralized by Federal National Mortgage Association Bonds, 4.500% to 6.000%, due 01/01/25 to 05/01/38, total market value $30,602,636)	30,000	30,000

Total Repurchase Agreements (Cost $302,000)		302,000

TOTAL INVESTMENTS — 100.6%
(Cost $2,494,897)*		2,494,897

Other Assets & Liabilities – (0.6)%		(14,343)

TOTAL NET ASSETS — 100.0%		$2,480,555

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,752 and represents 0.1% of net assets as of February 28, 2010.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $25,000 and represents 1.0% of net assets as of February 28, 2010.
(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN —	Discount Note
FDIC —	Federal Deposit Insurance Corporation
FRN —	Floating Rate Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
GO —	General Obligation
LLC —	Limited Liability Company
MTN —	Medium Term Note
PLC —	Public Limited Company
RB —	Revenue Bond
TECP —	Tax Exempt Commercial Paper
TLGP —	Temporary Liquidity Guarantee Program
VRDN —	Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.
VRDO —	Variable Rate Demand Obligation: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$39,708	$—
Level 2 - Other Significant Observable Inputs
Certificates of Deposit	203,401	—
Commerical Paper	1,197,644	—
Corporate Bonds	94,040	—
Funding Agreements	25,000	—
Municipal Securities	295,725	—
Repurchase Agreements	302,000	—
U.S. Government Agency Obligations	337,379	—
Level 3 - Significant Unobservable
Inputs	—	—

Total	$2,494,897	$—

See Notes to Schedules of Investments.

PNC Ohio Municipal Money Market Fund

SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 100.5%
Ohio — 100.5%
Allen County, Catholic Healthcare Partners (RB) Series A (LOC-Bank of America) (VRDN)
0.210%, 10/01/31	$1,500	$1,500
Allen County, Catholic Healthcare Partners (RB) Series B (LOC-JPMorgan Chase) (VRDN)
0.140%, 10/01/31	5,500	5,500
Allen County, Catholic Healthcare Partners (RB) Series C (LOC-Wachovia Bank) (VRDN)
0.140%, 10/01/31	9,730	9,730
Allen County, Catholic Healthcare Partners (RB) Series E (LOC-Wachovia Bank) (VRDN)
0.170%, 10/01/31	15,000	15,000
Avon Lake City School District (BAN) (RB)
1.000%, 05/12/10	4,000	4,005
Cleveland (RB) Series R (LOC-BNP Paribas) (VRDN)
0.160%, 01/01/33	13,000	13,000
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art Project (RB) Series D (VRDN)
0.170%, 10/01/40	7,900	7,900
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Housing Project (RB) (LOC - U.S. Bank) (VRDN)
0.180%, 06/01/39	3,000	3,000
Columbus (GO) Series 1 (VRDN)
0.150%, 12/01/17	3,730	3,730
Columbus (GO) Series 2 (VRDN)
5.750%, 06/15/14	3,880	3,981
Columbus (RB) Series B (VRDN)
0.150%, 06/01/32	6,535	6,535
Columbus City School District (BAN) Series C (GO)
1.500%, 12/02/10	7,000	7,055
Columbus Sewer (GO) Series 2006-1 (VRDN)
0.150%, 12/01/26	12,900	12,900
Cuyahoga Falls (GO)
1.000%, 12/09/10	4,350	4,369
Dublin City School District (BAN) (GO)
1.000%, 10/14/10	6,750	6,767
Fairborn (BAN) (RN) (LOC- U.S. Bank)
2.500%, 09/10/10	1,600	1,608
Fairfield Township (BAN) (GO)
1.500%, 08/27/10	1,900	1,905
Franklin County Hospital Facility, Ohio Health Series A (RB) (VRDN)
0.190%, 11/15/41	5,000	5,000
Franklin County, Holy Cross Health Systems (RB) (VRDN)
0.160%, 06/01/16	16,400	16,400
Franklin County, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.150%, 11/01/40	16,500	16,500
Gates Mills (BAN) (GO)
2.000%, 05/20/10	1,150	1,152

	Par (000)	Value (000)
Hamilton County Hospital Facilities, Children’s Hospital Medical Center (RB) (LOC—U.S. Bank) (VRDN)
0.200%, 05/15/28	$6,895	$6,895
Kent (BAN) (GO)
1.500%, 10/14/10	1,000	1,003
Kent State University, General Receipts (RB) Series B (LOC - Bank of America) (VRDN)
0.190%, 05/01/32	10,000	10,000
Lake County (BAN) (GO)
2.000%, 04/08/10	1,000	1,001
1.500%, 07/08/10	1,900	1,905
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC-JPMorgan Chase Bank) (VRDN)
0.180%, 04/01/37	10,000	10,000
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.180%, 06/01/33	4,090	4,090
Logan County (BAN) (GO)
1.500%, 11/10/10	3,400	3,412
Lucas County Hospital, Promedical Healthcare Obligated Group (RB) Series A (LOC-UBS AG) (VRDN)
0.180%, 11/15/34	4,000	4,000
Marysville (BAN) (GO)
2.750%, 03/04/10	1,200	1,200
Mason (BAN) (GO) 1.500%, 03/11/10	1,620	1,620
1.500%, 07/28/10	1,150	1,154
1.250%, 03/10/11	1,620	1,633
Mason City School District (BAN) (GO)
1.500%, 02/03/11	2,775	2,802
Montgomery County, Catholic Health Initiatives Project (RB) Series B-1 (VRDN)
0.180%, 03/01/27	12,100	12,100
Montgomery County, Catholic Health Initiatives Project (RB) Series B-2 (VRDN)	4,000	4,000
0.180%, 03/01/27
Ohio State (GO) Series A (VRDN)
0.190%, 02/01/23	3,100	3,100
0.150%, 03/15/25	2,265	2,265
Ohio State (GO) Series B (VRDN) 0.190%, 08/01/17	1,505	1,505
0.150%, 08/01/21	3,900	3,900
0.180%, 06/15/26	3,675	3,675
Ohio State (GO) Series C (VRDN) 0.180%, 06/15/26	2,165	2,165
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series A (VRDN)
0.130%, 10/01/31	15,950	15,950
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.120%, 01/01/43	5,500	5,500
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (TECP) Series B-6 (VRDO)
0.280%, 06/25/10	10,000	10,000

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Higher Educational Facility Commission, Marietta College Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.200%, 12/01/32	$5,385	$5,385
Ohio State Higher Educational Facility Commission, Oberlin College Project (RB) (VRDN)
0.180%, 10/01/48	10,800	10,800
Ohio State Higher Educational Facility Commission, Ohio Northern University 2008 Project (RB) Series A (LOC - JPMorgan Chase Bank) (VRDN)
0.200%, 05/01/33	16,300	16,300
Ohio State Higher Educational Facility Commission, University Hospitals Health System (RB) Series C (LOC-Wells Fargo Bank) VRDN
0.140%, 01/15/35	4,000	4,000
Ohio State Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank) (VRDN)
0.190%, 05/01/15	3,600	3,600
Ohio State Higher Educational Facility Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank) (VRDN)
0.190%, 05/01/42	4,500	4,500
Ohio State Higher Educational Facility Commission, Xavier University Project (RB) Series B (LOC - U.S. Bank) (VRDN)
0.190%, 11/01/30	3,600	3,600
Ohio State University (RB) (VRDN)
0.150%, 12/01/31	6,900	6,900
Ohio State University (RB) Series B (VRDN)
0.150%, 06/01/35	4,900	4,900
Ohio State University (TECP) Series 03-C (VRDO)
0.300%, 03/08/10	14,560	14,560
Ohio State Water Development Authority, FirstEnergy Project (RB) (LOC - Wachovia Bank) (VRDN)
0.130%, 12/01/33	4,750	4,750
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC - Barclays Bank PLC) (VRDN)
0.180%, 01/01/34	5,000	5,000
Ohio State Water Development Authority, Water Pollution Control (RB) Series A
1.250%, 06/01/10	2,445	2,452
Ohio State, Sohio Air Project (RB) (VRDN)
0.140%, 05/01/22	4,700	4,700
Ohio State, Sohio Water Project (RB) (VRDN)
0.190%, 05/01/22	1,100	1,100
Perrysburg (BAN) (GO)
1.500%, 08/05/10	2,569	2,573
Sandusky (BAN) (GO)
1.500%, 10/14/10	3,700	3,715
Symmes Township (BAN) (GO)
1.500%, 12/21/10	8,750	8,827
Trenton (BAN) (GO)
2.000%, 03/11/10	2,385	2,385

	Par (000)	Value (000)
Vandalia (BAN) (GO)
1.750%, 08/19/10	$4,580	$4,580
Warren County Industrial Development Authority, Cincinnati Electric Illuminating Project (RB) (LOC - Scotiabank) (VRDN)
0.400%, 09/01/15	5,190	5,190

Total Municipal Securities (Cost $382,229)		382,229

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.3%
BlackRock Ohio Municipal Money Market Fund†	1,044,308	1,044
(Cost $1,044)
TOTAL INVESTMENTS — 100.8%
(Cost $383,273)*		383,273

Other Assets & Liabilities – (0.8)%		(3,216)

TOTAL NET ASSETS — 100.0%		$380,057

* Also cost for Federal income tax purposes.

† See Note 2 in Notes to Schedules of Investments.

BAN — Bond Anticipation Note

GO — General Obligation

LOC — Letter of Credit

PLC — Public Limited Company

RB — Revenue Bond

RN — Revenue Note

TECP — Tax Exempt Commercial Paper

VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.
VRDO	— Variable Rate Demand Obligation: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

PNC Ohio Municipal Money Market Fund

SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$1,044	$—
Level 2 - Other Significant Observable Inputs
Municipal Securities	382,229	—
Level 3 - Significant Unobservable
Inputs	—	—

Total	$383,273	$—

See Notes to Schedules of Investments.

PNC Pennsylvania Tax Exempt Money Market Fund

SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.4%
Pennsylvania — 98.0%
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B2 (LOC - Bank One) (VRDN)
0.200%, 03/01/18	$130	$130
Allegheny County Hospital Development Authority, UPMC Presbyterian Shadyside (RB) Series A (LOC - Bank of New York) (VRDN)
0.150%, 03/01/20	8,000	8,000
Beaver County Industrial Development Authority, Atlantic Richfield Company Project (RB) (VRDN)
0.200%, 12/01/20	4,600	4,600
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Bank of Nova Scotia) (VRDN)
0.200%, 04/01/35	6,300	6,300
Commonwealth of Pennsylvania (GO) Series
2004-3 5.000%, 07/01/10	575	584
Commonwealth of Pennsylvannia (GO) (TRAN)
1.500%, 06/30/10	2,000	2,008
Delaware County Industrial Development Authority (TECP) Series 88-A (VRDO)
0.300%, 03/04/10	3,600	3,600
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.160%, 12/01/31	1,000	1,000
0.160%, 12/01/31	2,440	2,440
0.160%, 12/01/31	1,195	1,195
Delaware County Industrial Development Authority, United Parcel Service Project (RB) (VRDN)
0.120%, 12/01/15	6,000	6,000
Emmaus General Authority (RB) Sub-Series B-24 (LOC-U.S. Bank) (VRDN)
0.200%, 03/01/24	2,400	2,400
Geisinger Authority, Geisinger Health System (RB) Series A (VRDN)
0.140%, 05/15/35	1,300	1,300
Geisinger Authority, Geisinger Health System (RB) Series C (VRDN)
0.120%, 06/01/39	1,000	1,000
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN)
0.120%, 06/01/39	2,100	2,100
Governor Mifflin School District (GO)
1.250%, 05/15/10	2,000	2,002
Haverford Township School District (GO) (LOC-TD Bank) (VRDN)
0.200%, 03/01/30	2,250	2,250
Lancaster County Hospital Authority, Masonic Homes Project (RB) Series A (LOC-Wachovia Bank) (VRDN)
0.130%, 09/01/31	2,000	2,000
Lower Merion School District (GO) Series B (LOC-U.S. Bank) (VRDN)
0.180%, 04/01/27	6,100	6,100

	Par (000)	Value (000)
Montgomery County Industrial Development Authority (TECP) Series 94-A (VRDO)
0.190%, 03/04/10	$6,000	$6,000
0.190%, 03/04/10	3,000	3,000
Montgomery County Industrial Development Authority (TECP) Series 96-A (VRDO)
0.220%, 03/04/10	3,000	3,000
Montgomery County Industrial Development Authority, Friends Central School Project (RB) (LOC-Wachovia Bank) (VRDN)
0.240%, 03/01/32	85	85
Northampton County General Purpose Authority, Lehigh University Project (RB) (VRDN)
0.160%, 10/15/19	1,215	1,215
Pennsylvania Higher Educational Facilities Authority, Philadelphia University Project (RB) (LOC-TD Bank) (VRDN)
0.160%, 06/01/35	2,400	2,400
Pennsylvania Turnpike Commission (RB) Series A-1 (VRDN)
0.160%, 12/01/22	4,500	4,500
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC-Morgan Guaranty Trust) (VRDN)
0.160%, 11/01/31	1,000	1,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (VRDN)
0.120%, 07/01/31	2,000	2,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (VRDN)
0.120%, 07/01/25	2,000	2,000
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC-Washington Federal Savings Bank & Federal Home Loan Bank) (FSA) (VRDN)
2.000%, 09/01/35	5,000	5,054
South Eastern School District (GO)
2.000%, 03/01/10	915	915
Southcentral General Authority, WellSpan Health Obligated Group Project (RB) Series D (LOC - TD Bank) (VRDN)
0.160%, 06/01/35	4,000	4,000
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.200%, 05/01/44	4,700	4,700
Upper Merion Township (GO) Series A
2.000%, 09/01/10	2,175	2,193
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.150%, 07/01/34	4,700	4,700

		101,771

PNC Pennsylvania Tax Exempt Money Market Fund

SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — 1.4%
Commonwealth of Puerto Rico (GO) Series B (LOC - Wachovia Bank) (VRDN) 0.120%, 07/01/32	$1,500	$1,500

Total Municipal Bonds
(Cost $103,271)		103,271

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.0%
BlackRock Pennsylvania Municipal Money Market Portfolio†	1,054,946	1,055
(Cost $1,055)

TOTAL INVESTMENTS — 100.4%
(Cost $104,326)*		104,326

Other Assets & Liabilities — (0.4)%		(464)

TOTAL NET ASSETS — 100.0%		$103,862

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.

FSA — Financial Security Assurance

GO — General Obligation

LOC — Letter of Credit

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

TRAN — Tax Revenue Anticipation Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$1,055	$—
Level 2 - Other Significant Observable Inputs
Municipal Securities	103,271	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$104,326	$—

See Notes to Schedules of Investments.

PNC Tax Exempt Money Market Fund

SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — 99.2%
Alaska — 0.6%
Valdez Marine Terminal, BP Pipelines Project (RB) Series C (VRDN)
0.110%, 07/01/37	$4,500	$4,500

California — 2.3%
California Department of Water Resources (RB) Series B-2 (LOC - BNP Paribas) (VRDN)
0.140%, 05/01/22	5,000	5,000
California Department of Water Resources (RB) Series B-3 (LOC - Bank of New York) (VRDN)
0.110%, 05/01/22	2,100	2,100
California Department of Water Resources and Power Supply (RB) Sub-series F-2 (LOC - JPMorgan Chase Bank) (VRDN)
0.110%, 05/01/20	3,725	3,725
California Economic Recovery (GO) Series C-11 (LOC - BNP Paribas) (VRDN)
0.130%, 07/01/23	8,000	8,000

		18,825

Colorado — 3.3%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Building (RB) Series PG-C-7 (LOC - U.S. Bank) (VRDN)
0.170%, 03/01/39	5,050	5,050
Colorado Housing & Finance Authority (RB) Series I-B3 (VRDN)
0.150%, 11/01/21	12,000	12,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation (RB) (VRDN)
0.160%, 11/01/31	10,000	10,000

		27,050

Connecticut — 3.2%
Connecticut (GO) Series A (VRDN)
0.210%, 02/15/21	2,500	2,500
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series U2 (VRDN)
0.150%, 07/01/33	14,620	14,620
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series X-2 (VRDN)
0.150%, 07/01/37	9,000	9,000

		26,120

District of Columbia — 0.4%
District of Columbia Georgetown University (RB) Series C (LOC - TD Bank) (VRDN)
0.150%, 04/01/42	3,000	3,000

Florida — 1.2%
Pinellas County Health Facilities Authority, Baycare Health Project (RB) Series A1 (LOC - U.S. Bank) (VRDN)
0.130%, 11/01/38	10,000	10,000

	Par (000)	Value (000)

Georgia — 0.3%
Georgia State (GO) Series H-3 (VRDN)
0.180%, 12/01/26	$2,842	$2,842

Illinois — 2.5%
Bloomington (GO) (VRDN)
0.240%, 06/01/24	11,650	11,650
Illinois Finance Authority, Northwest Community Hospital (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.200%, 07/01/32	3,400	3,400
Illinois Health Facilities Authority (RB) Series C (LOC - JPMorgan Chase Bank) (VRDN)
0.210%, 08/01/15	4,900	4,900

		19,950

Indiana — 2.1%
Indiana Development Finance Authority, Indianapolis Museum of Art Project (RB) (LOC - Bank One) (VRDN)
0.210%, 02/01/37	1,000	1,000
Indiana Finance Authority, Trinity Health Credit Group (RB) Series D-2 (VRDN)
0.170%, 12/01/34	12,000	12,000
Indiana Health Facility Financing Authority, Southern Indiana Rehabilitation Hospital Project (RB) (LOC - Bank One Kentucky) (VRDN)
0.510%, 04/01/20	1,450	1,450
Purdue University (RB) Series S (VRDN)
0.190%, 07/01/26	2,375	2,375

		16,825

Kentucky — 2.7%
Berea, Berea College Project (RB) Series B (VRDN)
0.120%, 06/01/29	4,800	4,800
Kentucky Economic Development Finance Authority, Baptist Healthcare System (RB) Series B-1 (LOC - JPMorgan Chase Bank) (VRDN)
0.120%, 08/15/38	7,000	7,000
Kentucky Economic Development Finance Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.150%, 05/01/34	8,000	8,000
Lexington-Fayette Urban County Airport Board (RB) Series B (LOC - JPMorgan Chase Bank) (VRDN)
0.140%, 07/01/38	2,000	2,000

		21,800

Louisiana — 4.0%
Louisiana (GO) Series A (VRDN)
0.170%, 07/15/26	12,340	12,340
Louisiana Public Facilities Authority (RB) Series B-3 (LOC - Bank of New York) (VRDN)
0.160%, 07/01/47	6,000	6,000

PNC Tax Exempt Money Market Fund

SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Louisiana — continued
Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.170%, 07/01/28	$6,600	$6,600
St. James Parish Pollution Control Facilities, Occidental Petroleum Corporation Project (RB) Series 1996 (LOC - Bayerische Landesbank) (VRDN)
0.160%, 07/01/18	7,000	7,000

		31,940

Maryland — 2.8%
Baltimore Industrial Development Authority, Capital Acquisition Program (RB) (LOC - Bayerische Landesbank) (VRDN)
0.280%, 08/01/16	19,845	19,845
Maryland Economic Development, Howard Hughes Medical Institute (RB) Series A (VRDN)
0.160%, 02/15/43	3,000	3,000

		22,845

Massachusetts — 2.2%
Massachusetts Development Finance Agency (RB) Series U-1 (LOC - Bank of Nova Scotia) (VRDN)
0.150%, 10/01/40	6,800	6,800
Massachusetts Health & Educational Facilities Authority (TECP) Series EE
0.200%, 04/07/10	6,000	6,000
0.320%, 06/14/10	5,000	5,000

		17,800

Michigan — 7.2%
Michigan (GO) Series A
2.000%, 09/30/10	18,000	18,154
Michigan State Hospital Finance Authority (TECP) Series 09-C (VRDO)
0.320%, 03/12/10	5,000	5,000
University of Michigan (RB) Series A-2 (VRDN)
0.130%, 12/01/24	10,450	10,450
University of Michigan (RB) Series B (VRDN)
0.180%, 12/01/25	4,105	4,105
0.150%, 12/01/37	20,085	20,085

		57,794

Minnesota — 4.3%
Minneapolis & St Paul Housing & Redevelopment Authority (RB) Series B-2 (LOC - JPMorgan Chase Bank) (VRDN)
0.140%, 11/15/35	6,600	6,600
Minneapolis Revenue Authority, University Gateway Project (RB) Series B (VRDN)
0.180%, 12/01/27	2,550	2,550
Minnesota (GO)
5.625%, 06/01/10	7,415	7,597

	Par (000)	Value (000)
Minnesota Higher Education Facilities Authority, Carleton College (RB) Series Five-G (VRDN)
0.160%, 11/01/29	$2,265	$2,265
Rochester (GO)
0.280%, 06/07/10	2,400	2,400
0.280%, 06/07/10	3,000	3,000
University of Minnesota (RB) Series A (VRDN)
0.220%, 01/01/34	10,000	10,000

		34,412

Missouri — 0.5%
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series A (VRDN)
0.120%, 02/15/34	4,340	4,340

Montana — 0.4%
Montana Board of Investments (RB) (VRDN)
2.150%, 03/01/32	3,000	3,000

Nebraska — 0.1%
American Public Energy Agency (RB) Series A (VRDN)
0.180%, 12/01/15	1,000	1,000

New Mexico — 0.5%
New Mexico Hospital Equipment Loan Council (RB) Series C (VRDN)
0.200%, 08/01/34	4,000	4,000

New York — 3.3%
Nassau County Interim Finance Authority (RB) Series A (VRDN)
0.140%, 11/15/25	15,000	15,000
New York City (GO) Sub-series B-3 (VRDN)
0.160%, 09/01/27	7,500	7,500
New York Power Authority (GO) (VRDN)
0.400%, 03/01/20	4,300	4,300

		26,800

North Carolina — 5.2%
Charlotte-Mecklenburg Hospital Authority (RB) Series H (LOC - Wachovia Bank) (VRDN)
0.120%, 01/15/45	15,600	15,600
North Carolina Capital Facilities Finance Agency, Wake Forest University (RB) Series A (VRDN)
0.180%, 01/01/20	6,285	6,285
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN)
0.180%, 12/01/20	10,145	10,145
University of North Carolina at Chapel Hill (RB) Series B (VRDN)
0.150%, 12/01/25	9,675	9,675

		41,705

Ohio — 10.7%
Brecksville (BAN) (GO)
1.500%, 07/01/10	2,400	2,406
Canal Winchester Village (BAN) (GO)
2.000%, 05/13/10	2,000	2,002

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Clark County (BAN) (GO)
2.000%, 06/09/10	$1,175	$1,178
Cleveland (RB) Series D (LOC - US Bank) (VRDN)
0.200%, 01/01/24	3,600	3,600
Columbus (GO) Series 1 (VRDN)
0.150%, 12/01/17	1,500	1,500
Fairfield Township (BAN) (GO)
1.750%, 06/09/10	4,000	4,008
Franklin County, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.150%, 11/01/40	13,300	13,300
Hunting Valley Village, Village Hall Construction Project (BAN) (GO)
1.500%, 06/24/10	3,550	3,557
Marion County (BAN) (GO)
2.000%, 04/27/10	2,375	2,377
Ohio State (GO) Series B (VRDN)
0.190%, 08/01/17	5,600	5,600
0.150%, 08/01/21	11,600	11,600
0.150%, 03/15/25	12,300	12,300
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.120%, 01/01/43	6,000	6,000
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (TECP) Series B-6 (VRDO)
0.280%, 06/25/10	5,000	5,000
Ohio State Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank) (VRDN)
0.190%, 05/01/15	3,660	3,660
Ohio State University (TECP) Series 03-C
0.300%, 03/04/10	5,000	5,000
Orrville (BAN) (GO)
2.000%, 04/22/10	3,170	3,172

		86,260

Pennsylvania — 10.5%
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B3 (LOC—Bank One) (VRDN)
0.160%, 03/01/18	140	140
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
0.200%, 12/01/20	1,750	1,750
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.160%, 12/01/31	24,490	24,490
Delaware County Industrial Development Authority, United Parcel Service Project (RB) (VRDN)
0.120%, 12/01/15	5,500	5,500
Emmaus General Authority (RB) Sub-Series F-22 (LOC - U.S. Bank) (VRDN)
0.200%, 03/21/24	1,300	1,300

	Par (000)	Value (000)
Lower Merion School District (GO) Series B (LOC - U.S. Bank) (VRDN)
0.180%, 04/01/27	$11,000	$11,000
Montgomery County (TECP) Series 94-A (VRDO)
0.190%, 03/11/10	5,000	5,000
Pennsylvania Turnpike Commission (RB) Series A-1 (VRDN)
0.160%, 12/01/22	6,800	6,800
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
0.160%, 11/01/31	5,750	5,750
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (VRDN)
0.120%, 07/01/25	12,000	12,000
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series B (VRDN)
0.200%, 03/01/32	3,000	3,000
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.150%, 07/01/34	8,000	8,000

		84,730

South Carolina — 0.9%
Berkeley, Amoco Chemical Project (RB) (VRDN)
0.110%, 07/01/12	7,000	7,000

Tennessee — 2.9%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.200%, 05/01/39	9,440	9,440
Hamilton (GO)
4.000%, 03/01/10	6,000	6,000
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, Vanderbilt University (RB) Series B (VRDN)
0.150%, 10/01/30	7,970	7,970

		23,410

Texas — 15.8%
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN)
0.405%, 06/01/25	4,000	4,000
Harris County Health Facilities Development, Methodist Hospital System (RB) Series A-1 (VRDN)
0.120%, 12/01/41	10,000	10,000
Houston (TECP) Series B-3
0.250%, 03/04/10	4,000	4,000
Houston Higher Education Finance, Rice University Project (RB) Series A (VRDN)
0.130%, 05/15/48	10,000	10,000
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.140%, 05/15/48	4,300	4,300

PNC Tax Exempt Money Market Fund

SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — continued
Red River Education Finance, Texas Christian University Project (RB) (VRDN)
0.150%, 03/01/30	$12,300	$12,300
0.160%, 03/15/35	20,000	20,000
Tarrant County Health Facilities Development, Cook Children’s Medical Center Project (RB) Series B (VRDN)
0.160%, 12/01/39	8,000	8,000
Texas (TRAN) (RN) Series 2009
2.500%, 08/31/10	24,000	24,245
University of Houston (TECP)
0.160%, 03/08/10	6,000	6,000
University of Texas (RB) Series B (VRDN)
0.150%, 08/01/25	10,100	10,100
University of Texas (TECP) Series A
0.240%, 07/09/10	15,000	15,000

		127,945

Virginia — 3.5%
Fairfax County Industrial Development Authority, Fairfax Hospital Project (RB) Series D (VRDN)
0.190%, 10/01/25	5,800	5,800
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series C (VRDN)
0.150%, 02/15/38	13,345	13,345
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN)
0.160%, 02/15/38	5,040	5,040
University of Virginia (TECP) Series 03-A
0.120%, 03/03/10	4,000	4,000

		28,185

Washington — 3.2%
Tulalip Tribes of the Tulalip Reservation (RB) (LOC—Wells Fargo Bank) (VRDN)
0.190%, 06/01/19	11,100	11,100
Washington Health Care Facilities Authority (RB) Series A-4 (VRDN)
0.150%, 12/01/36	10,000	10,000
Washington State Healthcare Facilities Authority, National Health Care Research & Educational Project (RB) (LOC - BNP Paribas) (VRDN)
0.160%, 01/01/32	4,400	4,400

		25,500

Wisconsin — 0.9%
University of Wisconsin Hospitals & Clinics Authority (RB) Series A (LOC - U.S. Bank) (VRDN)
0.160%, 04/01/32	1,000	1,000
Wisconsin Health & Educational Facilities Authority, Indian Community School of Milwaukee (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.210%, 12/01/36	6,600	6,600

		7,600

	Par (000)	Value (000)
Wyoming — 1.7%
Carbon County Pollution Control, Amoco Project Series 1985 (RB) (VRDN)
0.450%, 11/01/14	$3,800	$3,800
Uinta County, Chevron USA Project (RB) (VRDN)
0.120%, 08/15/20	10,000	10,000

		13,800

Total Municipal Securities
(Cost $800,978)		800,978

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.0%
BlackRock Liquidity Funds MuniFund† (Cost $7,858)	7,857,933	7,858

TOTAL INVESTMENTS — 100.2%
(Cost $808,836)*		808,836

Other Assets & Liabilities— (0.2)%		(1,304)

TOTAL NET ASSETS — 100.0%		$807,532

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.
BAN	— Bond Anticipation Note
GO	— General Obligation
LOC	— Letter of Credit
RB	— Revenue Bond
RN	— Revenue Note
TECP	— Tax Exempt Commercial Paper
TIB	— Tax Increment Bond
TRAN	— Tax and Revenue Anticipation Note
VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.
VRDO	— Variable Rate Demand Obligation: the rate shown is the rate in effect on February 28, 2010, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as ofFebruary 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$7,858	$—
Level 2 - Other Significant Observable Inputs
Municipal Securities	800,978	—
Level 3 - Significant Unobservable
Inputs	—	—

Total	$808,836	$—

See Notes to Schedules of Investments.

PNC Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 95.5%
U.S. Treasury Bill† — 85.1%
0.020%, 03/04/10	$15,000	$15,000
0.075%, 03/04/10	10,000	10,000
0.070%, 03/11/10	22,500	22,500
0.098%, 03/11/10	5,000	5,000
0.100%, 03/11/10	4,000	4,000
0.195%, 03/11/10	5,000	5,000
0.039%, 03/18/10	15,000	15,000
0.051%, 03/18/10	21,500	21,499
0.040%, 03/25/10	10,000	10,000
0.052%, 04/01/10	9,000	9,000
0.150%, 04/01/10	5,000	4,999
0.040%, 04/08/10	7,000	7,000
0.056%, 04/08/10	15,000	14,999
0.058%, 04/08/10	10,000	9,999
0.140%, 04/08/10	3,000	3,000
0.063%, 04/15/10	8,000	7,999
0.075%, 04/15/10	15,000	14,999
0.122%, 04/15/10	9,000	8,999
0.049%, 04/22/10	15,000	14,999
0.060%, 04/22/10	10,000	9,999
0.138%, 04/22/10	10,000	9,998
0.060%, 04/29/10	19,000	18,998
0.063%, 04/29/10	6,000	5,999
0.085%, 04/29/10	10,000	9,999
0.054%, 05/06/10	12,000	11,999
0.073%, 05/06/10	15,000	14,998
0.297%, 05/06/10	4,000	3,998
0.093%, 05/13/10	10,000	9,998
0.095%, 05/13/10	21,000	20,996
0.128%, 05/20/10	10,000	9,997
0.142%, 05/20/10	10,000	9,997
0.117%, 05/27/10	5,000	4,999
0.123%, 06/10/10	10,000	9,996
0.116%, 06/17/10	10,000	9,996
0.167%, 06/24/10	10,000	9,995
0.262%, 07/15/10	2,500	2,499
0.177%, 08/19/10	3,000	2,997
0.185%, 08/19/10	12,000	11,989

		393,439

U.S. Treasury Note — 10.4%
2.125%, 04/30/10	48,000	48,027

Total U.S. Treasury Obligations
(Cost $441,466)		441,466

	Number of Shares	Value (000)
MONEY MARKET FUND — 3.7%
Federated U.S. Treasury Cash Reserve Money Market Fund (Cost $17,203)	17,202,353	$17,202

AFFILIATED MONEY MARKET FUND — 2.1%
BlackRock Treasury Trust Fund†† (Cost $10,000)	10,000,000	10,000

TOTAL INVESTMENTS — 101.3%
(Cost $468,669)*		468,668

Other Assets & Liabilities — (1.3)%		(6,232)

TOTAL NET ASSETS — 100.0%		$462,436

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of February 28, 2010. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$10,000	$—
Money Market Fund	17,203	—
Level 2 - Other Significant Observable Inputs
U.S. Treasury Obligations	441,466	—
Level 3 - Significant Unobservable
Inputs	—	—

Total	$468,669	$—

See Notes to Schedules of Investments.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

Fund Organization

PNC Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust that was organized on January 28, 1986. As of February 28, 2010, the Trust offered for sale shares of 30 Funds.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund and Small Cap Core Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax-Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax_Exempt Money Market Fund, Tax_Exempt Money Market Fund and Treasury Money Market Fund.

1. Significant Accounting Policies

Investment Valuation

Investment securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the bid prices. The Funds, under supervision of the Board of Trustees (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent valuation. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

Non-mutual fund short term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

A Fund’s investments in other PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investments assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 28, 2010 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis.

Foreign Currency Translation

The books and records of the Balanced Allocation and International Equity Funds are maintained in U.S. dollars. The foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period.

Inflation-Indexed Bonds

Each Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be recorded as interest income, even though investors do not receive their principal until maturity.

Loan Agreements

Certain Funds may invest in direct debt instruments which represent interests in amounts owed by corporate, governmental or other borrowers to lenders or lending syndicates. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. As of February 28, 2010, there were no unfunded loan commitments in the Funds.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation, from financial institutions such as banks and broker-dealers, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

Derivative Financial Instruments

Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

Forward currency contracts are primarily used to hedge currency risk. In such cases, a Fund will typically enter into a contract to protect against foreign currency variations in approximation to the amount of securities denominated in such a foreign currency. Furthermore, such contracts may be entered into in anticipation of hedging against the effect of currency fluctuations when a foreign denominated security is purchased or sold, such as in the case of an anticipated security sale that would result in the receipt of a foreign currency at an anticipated future date which must then be exchanged for U.S. dollars. Alternatively, a Fund may also use foreign currency forwards to gain un-hedged exposure to various currencies and help to expand investment opportunities for diversification of portfolios, thus enabling a Fund to take advantage of a particular global monetary/fiscal policy view in a liquid manner. As of February 28, 2010, there were no open forward foreign currency contracts in the Funds.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Schedules of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Index futures are primarily used by the Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open February 28, 2010 are included in the respective Fund’s Schedule of Investments.

During the nine months ended February 28, 2010, the futures transactions executed by the Funds were as follows:

	Notional Cost of Contracts May 31, 2009 (000)	Contracts Opened (000)	Contracts Closed (000)	Contracts Expired (000)	Notional Cost of Contracts February 28, 2010 (000)
Balanced Allocation Fund	$728	$3,803	$(3,858)	$—	$673
International Equity Fund	4,311	35,298	(26,349)	—	13,260
Large Cap Growth Fund	—	12,514	(10,851)	—	1,663
Multi-Factor Small Cap Value Fund	91	1,305	(1,396)	—	—
S&P 500® Index Fund	667	13,739	(10,828)	—	3,578
Small Cap Core Fund	1,482	12,357	(7,583)	—	6,256

2. Affiliated Holdings

Affiliated Domestic Common Stock

The common stock of The PNC Financial Services Group, Inc. (“PNC”), the indirect parent company of PNC Capital Advisors, LLC (the “Adviser”), is included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, the S&P 500® Index Fund will invest in the common stock of PNC in approximately the same proportion as the percentage PNC common stock represents in the S&P 500® Index.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Money Market Funds offered by the Trust, PNC Advantage Funds and/or the BlackRock Funds.

PNC owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliated with the Adviser. The total net purchases and sales of affiliated holdings for the nine months ended February 28, 2010 are shown in the tables below.

	PNC Advantage Institutional Money Market Fund (000)	PNC Money Market Fund (000)	BlackRock Liquidity Fund Temp Fund Portfolio (000)	Institutional Money Market Trust (000)
Balanced Allocation Fund	$(23,049)	$—	$(1,753)	$324
International Equity Fund	26,144	—	—	4,863
Large Cap Core Equity Fund	(29,558)	—	(2,528)	—
Large Cap Growth Fund	(20,561)	—	(1,912)	—
Large Cap Value Fund	(67,279)	—	(5,678)	—
Mid Cap Value Fund	(35,606)	—	(3,030)	—
Multi-Factor Small Cap Core Fund	(3,379)	—	(256)	—
Multi-Factor Small Cap Growth Fund	(963)	(41)	(107)	—
Multi-Factor Small Cap Value Fund	(10,963)	—	(897)	—
S&P 500® Index Fund	(17,080)	—	(1,714)	—
Small Cap Core Fund	(29,010)	—	(3,269)	—

	PNC Advantage Institutional Money Market Fund (000)	PNC Money Market Funds (000)	BlackRock Liquidity Fund Temp Fund Portfolio (000)
Bond Fund	$(38,036)	$—	$(2,303)
Government Mortgage Fund	(3,529)	—	—
High Yield Bond Fund	(707)	(161)	(98)
Intermediate Bond Fund	(85,384)	—	(6,005)
Limited Maturity Bond Fund	(15,907)	—	(1,830)
Total Return Advantage Fund	(12,268)	—	(1,700)
Ultra Short Bond Fund	15,784	—	(1,381)
Intermediate Tax Exempt Bond Fund	—	3,134	—
Ohio Intermediate Tax Exempt Bond Fund	—	1,140	—
Pennsylvania Intermediate Municipal Bond Fund	—	730	—
Tax-Exempt Limited Maturity Bond Fund	—	277	—

	PNC Advantage Funds (000)	BlackRock Liquidity Funds MuniFund (000)	BlackRock Ohio Municipal Money Market Fund (000)	BlackRock Pennsylvania Municipal Money Market Portfolio (000)	BlackRock Treasury Trust Fund (000)
Government Money Market Fund	$15,002	$—	$—	$—	$—
Money Market Fund	(7,894)	—	—	—	—
Ohio Municipal Money Market Fund	—	—	(11,537)	—	—
Pennsylvania Tax Exempt Money Market Fund	—	—	—	(2,946)	—
Tax Exempt Money Market Fund	—	(32,013)	—	—	—
Treasury Money Market Fund	—	—	—	—	(30,000)

Amounts presented as positive numbers represent net purchases of the respective Funds. Amounts presented as (negative) numbers represent net sales of the respective Funds.

PNC Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2010 (Unaudited)

3. Change in Independent Registered Public Accountant

Effective April 2, 2009, the Trustees of the Trust, upon recommendation of the Board’s audit committee, approved a change in the Funds’ independent registered public accounting firm from Ernst & Young LLP (“E&Y”) to Deloitte & Touche LLP following the voluntary resignation of E&Y as a result of independence conflicts that arose following the merger of National City Corporation into PNC. For the years ended May 31, 2008 and May 31, 2007, E&Y’s audit reports contained no adverse opinion or disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope, or accounting principles.

4. Fund Reorganization and Name Changes

At a special meeting of shareholders held on December 15, 2009, and separately at a special meeting of shareholders of the PNC Prime Money Market Fund and the PNC Money Market Fund held on January 6, 2010, the shareholders of each of the portfolios listed below of PNC Funds, Inc. (the “Acquired Company”), approved an Agreement and Plan of Reorganization (“Reorganization”) whereby the Acquired Company Funds were reorganized into corresponding portfolios of the Trust. On February 1, 2010, the Acquired Company Funds listed below were reorganized into existing Trust Funds, each of which has investment policies and objectives that are, in general, similar to those of the corresponding Acquired Company Funds.

Acquiring Trust Fund	Acquired Company Fund
Allegiant International Equity Fund	PNC International Equity Fund
Allegiant Small Cap Core Fund	PNC Capital Opportunities Fund
Allegiant Limited Maturity Bond Fund	PNC Limited Maturity Bond Fund
Allegiant Total Return Advantage Fund	PNC Total Return Bond Fund*
Allegiant Intermediate Tax Exempt Bond Fund	PNC National Tax-Exempt Bond Fund*
Allegiant Government Money Market Fund	PNC Government Money Market Fund
Allegiant Money Market Fund	PNC Prime Money Market Fund
Allegiant Tax Exempt Money Market Fund	PNC Tax-Exempt Money Market Fund

*	The Acquired Company Fund was the financial accounting survivor of the Reorganization.

On February 8, 2010, the Acquired Company Funds listed below were reorganized into newly organized shell Trust Funds (the “Shell Funds”) that have been specifically created for the purpose of the Reorganization. Each of these Shell Funds will continue the investment policies and objectives of the Acquired Company Fund that was reorganized into it.

Shell Trust Fund	Acquired Company Fund
Allegiant Maryland Tax Exempt Bond Fund	PNC Maryland Tax-Exempt Bond Fund
Allegiant Tax Exempt Limited Maturity Bond Fund	PNC Tax-Exempt Limited Maturity Bond Fund

On November 17, 2009, the Board approved a name change for the Trust from “Allegiant Funds” to “PNC Funds.” As a result, each investment portfolio of the Trust was renamed as a PNC investment portfolio (the “Name Changes”). The Name Changes were effective on February 8, 2010.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the Schedules of Investments have been appropriately recorded or disclosed.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	April 29, 2010

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	April 29, 2010

*	Print the name and title of each signing officer under his or her signature.